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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                      AMPAC
                                     GROWTH
                                      FUND

                                      PAPRX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                    6/30/07

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            9
Prices and Distributions                                                    10
Performance Update                                                          11
Comparing Ongoing Fund Expenses                                             14
Schedule of Investments                                                     16
Financial Statements                                                        20
Notes to Financial Statements                                               28
Trustees, Officers and Service Providers                                    34

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.


Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

The first half of 2007 proved to be a favorable environment for most sectors of the U.S. equity market - despite some concerns about higher interest rates toward the end of the reporting period. While the advance was led by higher-risk stocks, high-quality, large-company growth stocks were also solid performers. In the following interview, Rosellen Papp, who, along with L. Roy Papp, manages the Fund's portfolio, discusses the Fund's performance and her positive outlook for the months ahead.

Q:   How did the Fund perform?

A: For the six months ended June 30, 2007, the Fund's Class A shares posted a total return of 7.20% at net asset value. In comparison, the Russell 1000 Growth Index, the Fund's benchmark index, rose 8.13%, and the average return of the 546 Multi-Capitalization Growth Funds tracked by Lipper, Inc. was 9.75% for the same period. The Fund's investments in the consumer discretionary and technology sectors proved rewarding. However, its exposure to the health care sector, albeit an underweighted position relative to the benchmark, and a handful of vibrant companies that experienced short-term setbacks detracted from the Fund's overall performance for the period.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Was the market and economic environment favorable for the Fund's investment strategy?

A: For the most part yes. The markets did experience some setbacks in late February and early March due to problems in both the Chinese stock market and the sub-prime lending market here in the United States, and again in June, when investors feared the Federal Reserve Board (the Fed) might raise interest rates. However, the Fed held its benchmark short-term interest rate steady throughout the semiannual period. This decision combined

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     with higher corporate profits helped drive stock prices higher during the semiannual period.

     Large-capitalization companies performed well, but not to the degree that their small- and medium-sized peers did. Furthermore, while higher-quality investments appreciated, they trailed lower-quality companies, many of which saw their stock prices soar in response to buyout offers at premium prices. The stock markets of Asia, particularly the faster-growing emerging economies, delivered some of the strongest performance during the first half of 2007. This strong growth benefited the Fund's strategy of investing in companies that derive at least 50% of their earnings from the Pacific Rim.

Q:   Could you mention some of companies that helped performance?

A: Certainly. Consumer discretionary stocks, which are economically sensitive and rely on the willingness of the consumer to spend, performed very well. We focused the portfolio's assets on companies that have a market niche and have the ability to maintain or even expand their market share even when economic growth slows. The classic leather accessory designer Coach, the high-volume, low price retailer Target, and the footwear giant Nike exemplify our strategy and performed very well for the six months. One of the Fund's top performers for the period - financial asset manager T. Rowe Price Associates - appreciated dramatically as a result of strong global demand for its retirement services. Finally, WPP Group, which owns such successful U.S.-based advertising agencies as Ogilvy Mather and J. Walter Thompson, is expanding its advertising business abroad as a result of its acquisition of local advertising agencies in India and China.

Q:   What is contributing to the strength in technology stocks?

A: Technology companies have weathered some difficulties in recent years as the sector consolidated, and companies adapted their product lines to new realities. The better managed companies are profiting from increased demand by firms investing in new computers and software after several years of restrained spending. The Fund's investments in the semiconductor producers Intel, Linear Technology and Microchip Technology performed very well. The computer data storage giant EMC also enjoyed strong performance.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

Q:   What holdings detracted from performance?

A: The Fund's investments in the health care sector struggled during the period - mirroring events in the industry as a whole. Johnson & Johnson experienced some setbacks with a couple of its drugs, but the company's share buyback program is helping to support its share price and adding shareholder value. Medtronic, which is developing a drug-eluting stent, was negatively impacted by the debate around this drug-coated product versus non-drug coated stents. We currently think their product still has merit and have decided to retain the company in the portfolio as of the date of this shareholder report.

     State Street, which has had such a stellar run in recent years, experienced a setback during the period as investors digested news of its recent acquisition of Investors Financial. The company holds a successful record of integration - including its 2003 acquisition of Deutschebank's Global Securities Services business, which gave the company a better foothold in international markets, and we currently remain quite optimistic about its future. Communications equipment provider Cisco Systems and application software designer Adobe Systems delivered tremendous performance in 2006, but struggled during the first half of 2007. Both companies have new product launches underway, and we think the market is pausing to see how the products are accepted. We currently remain confident about their prospects and are retaining both stocks in the portfolio. International Speedway, a leading promoter of motor sports activities in the United States, experienced some temporary weakness in its earnings due to a renegotiated television contract. However, we think its future is secure given management's ability to attract fans and increase attendance in urban and rural areas alike.

     Although few holdings declined in price during the period, some turned in weaker performance than others. UCBH Holdings, which is a commercial bank that caters to the Chinese-American population, modestly underperformed the benchmark due to recent acquisitions. While this build out is pressuring earnings near term, we think the investment in infrastructure will pay off longer term. We also like the fact that the bank is not exposed to some problematic areas in the U.S. banking industry, such as the subprime market. This company is a prime example of the

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Portfolio's investment strategy of offering shareowners exposure to Asian economies by investing in American companies - eliminating many of the risks associated with investing directly in developing markets.

Q: Any notable purchases or sales in the portfolio during the six-month period ended June 30, 2007?

A: We like to buy companies with the intention of holding them for the long term to keep the portfolio's turnover rate well below the industry average and minimize the tax consequences for our shareowners. However, at times, the prices of stocks that we have been following become quite compelling and we opt to buy. As a result, we added one new holding - PepsiCo, the world's second largest soft drink distributor. In addition to its soda products, the company produces the non-carbonated drinks Aqua Minerale, Lipton Tea and Tropicana juice, as well as Lays potato chips, Doritos tortilla chips and Quaker Oats products. We are excited about this addition to the portfolio, especially given Pepsi's recent profit growth in Europe - most notably Russia.

Q:   Are you optimistic about the balance of the Fund's fiscal year?

A: We are quite positive. With foreign markets, particularly in Europe and Asia, outperforming U.S. markets in recent months, we would not be surprised to see more of the Fund's performance tied to the prospects of companies with significant exposure to those markets. Given the Fund's mandate of investing in companies with exposure to the Pacific Rim in particular, we think the portfolio is well positioned to benefit from that growth.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       91.2%
Temporary Cash Investment                                 4.5%
Depositary Receipts for International Stocks              4.3%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   28.8%
Consumer Discretionary                                   17.2%
Industrials                                              16.5%
Health Care                                              13.4%
Financials                                               12.1%
Consumer Staples                                          8.7%
Energy                                                    3.3%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.   State Street Corp.                                            4.77%
 2.   Cisco Systems, Inc.                                           4.66
 3.   WPP Group Plc                                                 4.52
 4.   Stryker Corp.                                                 4.40
 5.   Microsoft Corp.                                               4.25
 6.   International Speedway Corp.                                  4.16
 7.   Microchip Technology                                          4.13
 8.   T. Rowe Price Associates, Inc.                                4.10
 9.   Medtronic, Inc.                                               3.98
10.   Emerson Electric Co.                                          3.92

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   6/30/07   12/31/06
------- --------- ---------
    A    $18.62    $17.37
    B    $18.11    $16.97
    C    $18.13    $16.98


Distributions Per Share
--------------------------------------------------------------------------------

                       1/1/07 - 6/30/07
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A         $  -             $  -           $  -
   B         $  -             $  -           $  -
   C         $  -             $  -           $  -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 11-13.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                               CLASS A SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                     5.56%       4.94%
5 Years                      7.27        6.01
1 Year                      18.92       12.11
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                             Gross        Net
                             1.82%       1.25%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

                   Pioneer AmPac        Russell 1000
                    Growth Fund         Growth Index
6/97                 $ 9,425              $10,000
                      10,652               13,139
6/99                  12,796               16,722
                      18,250               21,013
6/01                  13,524               13,412
                      11,405               98,59
6/03                  11,402               10,149
                      13,510               11,964
6/05                  12,875               12,165
                      13,620               12,909
6/07                  16,197               15,367

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class A shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund, compared to that of the Russell 1000 Growth Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                             If           If
Period                      Held       Redeemed
10 Years                     4.71%       4.71%
5 Years                      6.33        6.33
1 Year                      17.78       13.78
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                            Gross        Net
                             2.79%       2.15%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

                   Pioneer AmPac         Russell 1000
                    Growth Fund          Growth Index
6/97                 $10,000               $10,000
                      11,216                13,139
6/99                  13,374                16,722
                      18,934                21,013
6/01                  13,925                13,412
                      11,654                98,59
6/03                  11,563                10,149
                      13,603                11,964
6/05                  12,847                12,165
                      13,450                12,909
6/07                  15,841                15,367

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class B shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AmPac Growth Fund, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                             If           If
Period                      Held       Redeemed
10 Years                     4.72%       4.72%
5 Years                      6.35        6.35
1 Year                      17.90       17.90
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                             Gross        Net
                             2.77%       2.15%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

                   Pioneer AmPac        Russell 1000
                    Growth Fund         Growth Index
6/97                  $10,000              $10,000
                       11,216               13,139
6/99                   13,374               16,722
                       18,934               21,013
6/01                   13,925               13,412
                       11,654                9,859
6/03                   11,563               10,149
                       13,594               11,964
6/05                   12,847               12,165
                       13,450               12,909
6/07                   15,858               15,367

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AmPac Growth Fund was created through the reorganization of predecessor fund Papp America-Pacific Rim Fund on February 20, 2004. The performance of Class C shares of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth Fund

Based on actual returns from January 1, 2007 through June 30, 2007

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 1/1/07
Ending Account Value             $1,072.00      $1,067.20      $1,067.70
On 6/30/07
Expenses Paid During Period*     $    7.19      $   11.79      $   11.79

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30% and 2.30% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from January 1, 2007 through June 30, 2007

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 1/1/07
Ending Account Value             $1,017.85      $1,013.39      $1,013.39
On 6/30/07
Expenses Paid During Period*     $    7.00      $   11.48      $   11.48

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30% and 2.30% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

Shares                                                               Value
              COMMON STOCKS - 99.4%
              Energy - 3.3%
              Integrated Oil & Gas - 3.3%
 8,400        Chevron Corp.                                    $   707,616
                                                               -----------
              Total Energy                                     $   707,616
                                                               -----------
              Capital Goods - 10.9%
              Electrical Component & Equipment - 3.9%
18,000        Emerson Electric Co.                             $   842,400
                                                               -----------
              Industrial Conglomerates - 7.0%
 9,000        3M Co.                                           $   781,110
19,000        General Electric Co.                                 727,320
                                                               -----------
                                                               $ 1,508,430
                                                               -----------
              Total Capital Goods                              $ 2,350,830
                                                               -----------
              Transportation - 5.6%
              Air Freight & Couriers - 5.6%
15,000        Expeditors International of Washington, Inc.     $   619,500
 8,000        United Parcel Service                                584,000
                                                               -----------
                                                               $ 1,203,500
                                                               -----------
              Total Transportation                             $ 1,203,500
                                                               -----------
              Consumer Durables & Apparel - 6.1%
              Apparel, Accessories & Luxury Goods - 2.9%
13,000        Coach, Inc.*                                     $   616,070
                                                               -----------
              Footwear - 3.2%
12,000        Nike, Inc.                                       $   699,480
                                                               -----------
              Total Consumer Durables & Apparel                $ 1,315,550
                                                               -----------
              Consumer Services - 4.1%
              Leisure Facilities - 4.1%
17,000        International Speedway Corp.                     $   896,070
                                                               -----------
              Total Consumer Services                          $   896,070
                                                               -----------
              Media - 4.5%
              Advertising - 4.5%
13,000        WPP Group Plc (b)                                $   971,750
                                                               -----------
              Total Media                                      $   971,750
                                                               -----------

16  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                               Value
              Retailing - 2.3%
              General Merchandise Stores - 2.3%
 8,000        Target Corp.                                     $   508,800
                                                               -----------
              Total Retailing                                  $   508,800
                                                               -----------
              Food, Beverage & Tobacco - 5.1%
              Packaged Foods & Meats - 2.8%
11,000        William Wrigley Jr. Co.                          $   608,410
                                                               -----------
              Soft Drinks - 2.3%
 7,500        PepsiCo, Inc.                                    $   486,375
                                                               -----------
              Total Food, Beverage & Tobacco                   $ 1,094,785
                                                               -----------
              Household & Personal Products - 3.6%
              Household Products - 3.6%
12,000        Colgate-Palmolive Co.                            $   778,200
                                                               -----------
              Total Household & Personal Products              $   778,200
                                                               -----------
              Health Care Equipment & Services - 9.7%
              Health Care Equipment - 8.3%
16,500        Medtronic, Inc.                                  $   855,690
15,000        Stryker Corp.                                        946,350
                                                               -----------
                                                               $ 1,802,040
                                                               -----------
              Health Care Technology - 1.4%
 9,000        IMS Health, Inc.                                 $   289,170
                                                               -----------
              Total Health Care Equipment & Services           $ 2,091,210
                                                               -----------
              Pharmaceuticals & Biotechnology - 3.7%
              Pharmaceuticals - 3.7%
13,000        Johnson & Johnson                                $   801,060
                                                               -----------
              Total Pharmaceuticals & Biotechnology            $   801,060
                                                               -----------
              Banks - 3.2%
              Regional Banks - 3.2%
38,000        UCBH Holdings, Inc.                              $   694,260
                                                               -----------
              Total Banks                                      $   694,260
                                                               -----------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                               Value
              Diversified Financials - 8.8%
              Asset Management & Custody Banks - 8.8%
15,000        State Street Corp.                               $ 1,026,000
17,000        T. Rowe Price Associates, Inc.                       882,130
                                                               -----------
                                                               $ 1,908,130
                                                               -----------
              Total Diversified Financials                     $ 1,908,130
                                                               -----------
              Software & Services - 7.0%
              Application Software - 2.8%
15,000        Adobe Systems, Inc.*                             $   602,250
                                                               -----------
              Systems Software - 4.2%
31,000        Microsoft Corp.                                  $   913,570
                                                               -----------
              Total Software & Services                        $ 1,515,820
                                                               -----------
              Technology Hardware & Equipment - 11.2%
              Communications Equipment - 4.6%
36,000        Cisco Systems, Inc.*                             $ 1,002,600
                                                               -----------
              Computer Hardware - 2.0%
 4,000        IBM Corp.                                        $   421,000
                                                               -----------
              Computer Storage & Peripherals - 3.1%
37,500        EMC Corp.*                                       $   678,750
                                                               -----------
              Electronic Equipment & Instruments - 1.5%
10,000        National Instruments Corp.                       $   325,700
                                                               -----------
              Total Technology Hardware & Equipment            $ 2,428,050
                                                               -----------
              Semiconductors - 10.4%
34,500        Intel Corp.                                      $   819,720
15,000        Linear Technology Corp. (b)                          542,700
24,000        Microchip Technology                                 888,960
                                                               -----------
                                                               $ 2,251,380
                                                               -----------
              Total Semiconductors                             $ 2,251,380
                                                               -----------
              TOTAL COMMON STOCKS
              (Cost $15,428,537)                               $21,517,011
                                                               ===========

18  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                               Value
              TEMPORARY CASH INVESTMENT - 4.7%
              Security Lending Collateral - 4.7%
1,013,546     Securities Lending Investment Fund, 5.28%        $ 1,013,546
                                                               -----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $1,013,546)                                $ 1,013,546
                                                               -----------
              TOTAL INVESTMENT IN SECURITIES - 104.1%
              (Cost $16,442,083) (a)                           $22,530,557
                                                               -----------
              OTHER ASSETS AND LIABILITIES - (4.1)%            $  (878,443)
                                                               -----------
              TOTAL NET ASSETS - 100.0%                        $21,652,114
                                                               ===========

*    Non-income producing security.

(a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $16,442,083 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $6,297,053
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (208,580)
                                                                                 ----------
       Net unrealized gain                                                       $6,088,474
                                                                                 ==========

(b)  At June 30, 2007, the following securities were out on loan:


     Shares     Security                   Market Value
     14,850     Linear Technology Corp.        $537,273
      6,095     WPP Group Plc                   455,601
                                               --------
                Total                          $992,874
                                               ========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2007 aggregated $1,167,652 and $225,251, respectively.

  The accompanying notes are an integral part of these financial statements.  19

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned
    of $992,874) (cost $16,442,083)                                $ 22,530,557
  Cash                                                                  159,650
  Receivables -
    Fund shares sold                                                      1,063
    Dividends, interest and foreign taxes withheld                       24,064
    Due from Pioneer Investment Management, Inc.                          3,162
  Other                                                                  11,482
                                                                   ------------
     Total assets                                                  $ 22,729,978
                                                                   ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                        $     21,916
    Upon return of securities loaned                                  1,013,545
  Due to affiliates                                                       7,481
  Accrued expenses                                                       34,922
                                                                   ------------
     Total liabilities                                             $  1,077,864
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $ 15,387,175
  Accumulated net investment loss                                        (1,743)
  Accumulated net realized gain on investments                          178,208
  Net unrealized gain on investments                                  6,088,474
                                                                   ------------
     Total net assets                                              $ 21,652,114
                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $17,522,135/941,149 shares)                    $      18.62
                                                                   ============
  Class B (based on $1,749,339/96,600 shares)                      $      18.11
                                                                   ============
  Class C (based on $2,380,640/131,337 shares)                     $      18.13
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A ($18.62 [divided by] 94.25%)                             $      19.76
                                                                   ============

20  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $984)        $147,174
  Interest                                                    8,301
  Income from securities loaned, net                            337
                                                           --------
     Total investment income                                              $  155,812
                                                                          ----------
EXPENSES:
  Management fees                                          $ 77,961
  Transfer agent fees and expenses
    Class A                                                  12,327
    Class B                                                   2,535
    Class C                                                   3,448
    Class R                                                      63
  Distribution fees
    Class A                                                  20,509
    Class B                                                   8,347
    Class C                                                  12,034
    Class R                                                       3
  Administrative reimbursements                               2,339
  Custodian fees                                              6,903
  Registration fees                                           8,071
  Professional fees                                          17,804
  Printing expense                                            9,184
  Fees and expenses of nonaffiliated trustees                 2,853
  Miscellaneous                                               1,690
                                                           --------
     Total expenses                                                       $  186,071
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                           (21,219)
     Less fees paid indirectly                                                  (983)
                                                                          ----------
     Net expenses                                                         $  163,869
                                                                          ----------
       Net investment loss                                                $   (8,057)
                                                                          ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $  112,791
  Change in net unrealized gain on investments                             1,322,839
                                                                          ----------
    Net gain on investments                                               $1,435,630
                                                                          ----------
    Net increase in net assets resulting from operations                  $1,427,573
                                                                          ==========

  The accompanying notes are an integral part of these financial statements.  21

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively

                                                            Six Months Ended
                                                                6/30/07         Year Ended
                                                              (unaudited)        12/31/06
FROM OPERATIONS:
Net investment income (loss)                                 $     (8,057)    $     17,203
Net realized gain on investments                                  112,791          746,548
Change in net unrealized gain on investments                    1,322,839        1,151,481
                                                             ------------     ------------
    Net increase in net assets resulting from operations     $  1,427,573     $  1,915,232
                                                             ------------     ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.01 per share, respectively)        $          -     $    (10,889)
Net realized gain:
    Class A ($0.00 and $0.52 per share, respectively)                   -         (438,991)
    Class B ($0.00 and $0.52 per share, respectively)                   -          (43,714)
    Class C ($0.00 and $0.52 per share, respectively)                   -          (69,454)
    Class R ($0.00 and $0.52 per share, respectively)                   -             (221)
                                                             ------------     ------------
     Total distributions to shareowners                      $          -     $   (563,269)
                                                             ------------     ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  2,782,693     $  3,568,042
Reinvestment of distributions                                           -          460,429
Cost of shares repurchased                                     (2,104,390)      (5,510,420)
                                                             ------------     ------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                            $    678,303     $ (1,481,949)
                                                             ------------     ------------
    Net increase (decrease) in net assets                    $  2,105,876     $   (129,986)
NET ASSETS:
Beginning of period                                            19,546,238       19,676,224
                                                             ------------     ------------
End of period                                                $ 21,652,114     $ 19,546,238
                                                             ============     ============
Accumulated/undistributed net investment
  income (loss)                                              $     (1,743)    $      6,314
                                                             ============     ============

22  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares     '07 Amount       '06 Shares      '06 Amount
                                   (unaudited)    (unaudited)
CLASS A
Shares sold                          109,796      $1,966,572         158,366       $ 2,712,824
Reinvestment of distributions              -               -          21,963           378,228
Less shares repurchased              (73,916)     (1,344,468)       (256,600)       (4,262,526)
                                     -------      ----------        --------       -----------
    Net increase (decrease)           35,880      $  622,104         (76,271)      $(1,171,474)
                                     =======      ==========        ========       ===========
CLASS B
Shares sold                           24,021      $  424,182          27,777       $   463,573
Reinvestment of distributions              -               -           1,961            32,973
Less shares repurchased              (14,576)       (254,731)        (19,722)         (320,206)
                                     -------      ----------        --------       -----------
    Net increase                       9,445      $  169,451          10,016       $   176,340
                                     =======      ==========        ========       ===========
CLASS C
Shares sold                           22,355      $  391,785          23,616       $   387,769
Reinvestment of distributions              -               -           2,914            49,039
Less shares repurchased              (28,536)       (497,279)        (56,814)         (922,404)
                                     -------      ----------        --------       -----------
    Net decrease                      (6,181)     $ (105,494)        (30,284)      $  (485,596)
                                     =======      ==========        ========       ===========
CLASS R
Shares sold                                9      $      154             241       $     3,876
Reinvestment of distributions              -               -              12               189
Less shares repurchased                 (458)         (7,912)           (316)           (5,284)
                                     -------      ----------        --------       -----------
    Net decrease                        (449)     $   (7,758)            (63)      $    (1,219)
                                     =======      ==========        ========       ===========

  The accompanying notes are an integral part of these financial statements.  23

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months Ended
                                                        6/30/07    Year Ende    Year Ended   Year Ended  Year Ended     Year Ended
                                                      (unaudited)   12/31/06     12/31/05    12/31/04 (b)  12/31/03      12/31/02
CLASS A
Net asset value, beginning of period                   $  17.37     $  16.08     $  15.97     $  15.87     $  12.38     $  15.51
                                                       --------     --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                          $   0.01     $   0.05     $   0.02     $   0.06     $  (0.11)    $  (0.08)
 Net realized and unrealized gain (loss)
  on investments                                           1.24         1.77         0.09         0.10         3.60        (3.05)
                                                       --------     --------     --------     --------     --------     --------
  Net increase (decrease) from investment operations   $   1.25     $   1.82     $   0.11     $   0.16     $   3.49     $  (3.13)
Distributions to shareowners:
 Net investment income                                       -         (0.01)           -(a)     (0.06)           -            -
 Net realized gain                                           -         (0.52)           -            -            -            -
                                                       --------     --------     --------     --------     --------     --------
Net increase (decrease) in net asset value             $   1.25     $   1.29     $   0.11     $   0.10     $   3.49     $  (3.13)
                                                       --------     --------     --------     --------     --------     --------
Net asset value, end of period                         $  18.62     $  17.37     $  16.08     $  15.97     $  15.87     $  12.38
                                                       ========     ========     ========     ========     ========     ========
Total return*                                              7.20%       11.35%        0.71%        0.99%***    28.19%      (20.18)%
Ratio of net expenses to average net assets+               1.41%**      1.25%        1.25%        1.25%        1.25%        1.25%
Ratio of net investment income (loss) to average
  net assets+                                              0.09%**      0.28%        0.08%        0.43%       (0.20)%      (0.38)%
Portfolio turnover rate                                       2%**        14%          16%          11%          15%           8%
Net assets, end of period (in thousands)               $ 17,522     $ 15,724     $ 15,780     $ 19,042     $ 12,222     $ 11,108
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                              1.61%**      1.82%        2.23%        2.22%        1.56%        1.52%
 Net investment loss                                      (0.11)%* *   (0.29)%      (0.90)%      (0.54)%      (0.51)%      (0.65)%
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                              1.40%**      1.25%        1.25%        1.25%        1.25%        1.25%
 Net investment income (loss)                              0.10%**      0.28%        0.08%        0.43%       (0.20)%      (0.38)%

(a)  Amount rounds to less than $0.01 per share.
(b) Effective February 20, 2004 Pioneer Investment Management became the Advisor of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**   Annualized
***  Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months Ended                                2/21/04 (b)
                                                                      6/30/07       Year Ended     Year Ended         to
                                                                    (unaudited)      12/31/06       12/31/05       12/31/04
CLASS B
Net asset value, beginning of period                                  $  16.97       $  15.87       $  15.93       $  16.32
                                                                      --------       --------       --------       --------
Increase (decrease) from investment operations:
 Net investment loss                                                  $  (0.07)      $  (0.10)      $  (0.15)      $  (0.01)
 Net realized and unrealized gain (loss) on investments                   1.21           1.72           0.09          (0.38)
                                                                      --------       --------       --------       --------
  Net increase (decrease) from investment operations                  $   1.14       $   1.62       $  (0.06)      $  (0.39)
Distributions to shareowners:
 Net realized gain                                                           -          (0.52)             -              -
                                                                      --------       --------       --------       --------
Net increase (decrease) in net asset value                            $   1.14       $   1.10       $  (0.06)      $  (0.39)
                                                                      --------       --------       --------       --------
Net asset value, end of period                                        $  18.11       $  16.97       $  15.87       $  15.93
                                                                      ========       ========       ========       ========
Total return*                                                             6.72%         10.23%         (0.38)%        (2.39)%(a)
Ratio of net expenses to average net assets+                              2.31%**        2.23%          2.32%          2.08%**
Ratio of net investment loss to average net assets+                      (0.81)%**      (0.69)%        (0.98)%        (0.07)%**
Portfolio turnover rate                                                     2%**           14%            16%            11%
Net assets, end of period (in thousands)                              $  1,749       $  1,479       $  1,224       $  1,177
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             2.52%**        2.79%          3.30%          3.14%**
 Net investment loss                                                     (1.02)%**      (1.25)%        (1.96)%        (1.14)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                             2.30%**        2.22%          2.32%          2.08%**
 Net investment loss                                                     (0.80)%**      (0.68)%        (0.98)%        (0.07)%**

(a)  Not Annualized.
(b)  Class B shares were first publicly offered on February 21, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months Ended                                2/21/04 (b)
                                                                      6/30/07       Year Ended     Year Ended         to
                                                                    (unaudited)      12/31/06       12/31/05       12/31/04
CLASS C
Net asset value, beginning of period                                  $  16.98       $  15.87       $  15.92       $  16.32
                                                                      --------       --------       --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                         $  (0.07)      $  (0.11)      $  (0.15)      $   0.01
 Net realized and unrealized gain (loss) on investments                   1.22           1.74           0.10          (0.41)
                                                                      --------       --------       --------       --------
  Net increase (decrease) from investment operations                  $   1.15       $   1.63       $  (0.05)      $  (0.40)
Distributions to shareowners:
 Net realized gain                                                           -          (0.52)             -              -
                                                                      --------       --------       --------       --------
Net increase (decrease) in net asset value                            $   1.15       $   1.11       $  (0.05)      $  (0.40)
                                                                      --------       --------       --------       --------
Net asset value, end of period                                        $  18.13       $  16.98       $  15.87       $  15.92
                                                                      ========       ========       ========       ========
Total return*                                                             6.77%         10.29%         (0.31)%        (2.45)%(a)
Ratio of net expenses to average net assets+                              2.32%**        2.20%          2.23%          2.12%**
Ratio of net investment income (loss) to average net assets+             (0.81)%**      (0.67)%        (0.90)%         0.14%**
Portfolio turnover rate                                                      2%**          14%            16%            11%
Net assets, end of period (in thousands)                              $  2,381       $  2,336       $  2,664       $  2,905
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             2.51%**        2.77%          3.20%          3.16%**
 Net investment loss                                                     (1.00)%**      (1.24)%        (1.87)%        (0.89)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and  reduction for fees paid indirectly:
 Net expenses                                                             2.30%**        2.20%          2.22%          2.12%**
 Net investment income (loss)                                            (0.79)%**      (0.67)%        (0.89)%         0.14%**

(a)  Not Annualized.
(b)  Class C shares were first publicly offered on February 21, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     1/1/07 to                                    2/21/04 (b)
                                                                     2/1/07 (c)     Year Ended     Year Ended         to
                                                                    (unaudited)      12/31/06       12/31/05       12/31/04
CLASS R
Net asset value, beginning of period                                  $  16.81       $  15.64       $  15.85       $  16.32
                                                                      --------       --------       --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                         $  (0.05)      $  (0.03)      $  (0.51)      $   0.03
 Net realized and unrealized gain (loss) on investments                   0.64           1.72           0.30          (0.44)
                                                                      --------       --------       --------       --------
  Net increase (decrease) from investment operations                  $   0.59       $   1.69       $  (0.21)      $  (0.47)
Distributions to shareowners:
 Net realized gain                                                           -          (0.52)             -              -
                                                                      --------       --------       --------       --------
Net increase (decrease) in net asset value                            $   0.59       $   1.17       $  (0.21)      $  (0.47)
                                                                      --------       --------       --------       --------
Net asset value, end of period                                        $  17.40       $  16.81       $  15.64       $  15.85
                                                                      ========       ========       ========       ========
Total return*                                                             3.51%         10.82%         (1.33)%        (2.88)%(a)
Ratio of net expenses to average net assets+                              2.14%**        1.71%          3.03%          2.84%**
Ratio of net investment income (loss) to average net assets+             (1.49)%**      (0.19)%        (1.73)%         0.51%**
Portfolio turnover rate                                                      2%**          14%            16%            11%
Net assets, end of period (in thousands)                              $      -       $      8       $      8       $      8
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                            11.14%**        8.44%          4.54%          3.86%**
 Net investment loss                                                    (10.49)%**      (6.92)%        (3.24)%        (1.53)%**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.45%**        1.65%          3.01%          2.84%**
 Net investment income (loss)                                            (0.80)%**      (0.13)%        (1.71)%        (0.51)%**

(a)  Not Annualized.
(b)  Class R shares were first publicly offered on February 21, 2004.
(c)  Class R shares were liquidated on February 1, 2007.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer AmPac Growth Fund (the Fund) (formerly, Pioneer Papp America-Pacific Rim
Fund), is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which commenced operations on February 20, 2004, is the successor to the Papp America-Pacific Rim Fund, Inc. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers three classes of shares - Class A, Class B, and Class C. Class B and Class C shares were first publicly offered on February 21, 2004. Class R shares were liquidated on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks are contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 10,889
Long-term capital gain                                         552,380
                                                              --------
  Total                                                       $563,269
                                                              ========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006:

--------------------------------------------------------------------------------
                                                                2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                 $    6,314
Undistributed long-term gain                                      65,417
Unrealized appreciation                                        4,765,635
                                                              ----------
  Total                                                       $4,837,366
                                                              ==========
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $1,388 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2007.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B and Class C shares bear different transfer agent and distribution fees.

E.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion. For the six months ended June 30, 2007, the net management fee was equivalent to 0.75% of average net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates, LLP (Papp) as compensation for its sub-advisory services to the Fund.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2008. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond May 1, 2008. The Fund may terminate the expense limitation agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement be in the best interests of the Fund and its shareowners.

Prior to May 1, 2007, Pioneer had contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.40%, 2.30% and 2.30% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On June 30, 2007, $918 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $6,105 in transfer agent fees payable to PIMSS at June 30, 2007.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2007, CDSCs in the amount of $3,251 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2007, the Fund's expenses were reduced by $983 under such arrangements.

6.   New Pronouncements

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer AmPac Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                      Vice President
Margaret B.W. Graham                            Vincent Nave, Treasurer
Thomas J. Perna                                 Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Investment Subadviser
L. Roy Papp & Associates, LLP

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    AMT-FREE
                                  CA MUNICIPAL
                                      FUND

                                      CATAX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     6/30/07

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            8
Prices and Distributions                                                     9
Performance Update                                                          10
Comparing Ongoing Fund Expenses                                             13
Schedule of Investments                                                     15
Financial Statements                                                        19
Notes to Financial Statements                                               26
Trustees, Officers and Service Providers                                    32

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly. In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control,

Letter

with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

In the following interview, Portfolio Manager Stephen C. Bauer outlines the investment environment for tax-free bonds during the Fund's most recent semiannual period, the Fund's performance, his investment philosophy and strategy and his outlook going forward.

Q:   How did the Fund perform during the most recent six-month period?

A: For the semiannual period ended June 30, 2007, Pioneer AMT-Free California Municipal Fund's Class A shares produced a -0.72% return, at net asset value. During the same period, the Fund's benchmark index, the Lehman Brothers Municipal Bond Index, returned 0.14% and the average return of the 115 fund in the Lipper California Municipal Debt Funds Category was -0.14%. Lipper is an independent monitor of mutual fund performance.

Q: Please describe the investing environment for tax-exempt bonds during the time period?

A: In May and June 2007, municipal bond prices declined sharply as yields spiked and the "trading range" for municipal yields underwent a significant shift. Going back a bit, from August 2004 through September 2006, the yields of long-term AAA-rated municipal bonds had traded in a fairly narrow range, from 4.25% to 4.65%. Then last September, when economists began to forecast an economic slowdown (following the Federal Reserve Board's (the
     Fed) long series of interest rate hikes, which were intended to slow the economy and fight inflation), many market analysts predicted that the Fed would soon reverse itself and begin to cut short-term rates to bolster economic growth. In response to this market sentiment, investors flocked to long-term municipal bonds, as their yields declined to a 4.00% to 4.25% range, and tax-exempt bond prices increased.

     That market position held firm until this past May, when it became clear that despite a subdued first quarter, the U.S. economy was performing much better, and doing so without any significant increase in core inflation (i.e., price inflation that excludes items - such as energy and food products - that are subject to volatile price movement). As a consensus grew that the economy was becoming healthier (despite the continued slump in the housing market), investors finally conceded that it was unlikely the Fed would cut rates during 2007. In response, long-term bonds

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     declined sharply, and AAA-rated municipals returned to their previous 4.25%
     - 4.65% yield range as their prices declined. Another reason for fixed-income market volatility was concern over rising global interest rates, as central banks outside the United States are enacting a series of rate hikes in order to restrain inflation.

     Municipal bonds have historically been a less volatile financial instrument than Treasuries, and have therefore outperformed Treasuries more often than not during market downturns. However, municipals significantly underperformed Treasuries in May and June. This was because, in the midst of unfavorable news coming from the subprime mortgage area during the second quarter, a "flight to quality" from more risky taxable instruments such as high-yield bonds and into Treasuries boosted their comparative performance. Despite recent volatility, we are encouraged that demand from individuals, investment managers and hedge funds for municipal bonds currently remains very strong.

     In California, the pace of new financing has slowed from several years ago, when the state faced a severe budgetary crisis. California still faces fiscal woes, but the situation is improving, and its credit has been upgraded by rating agencies several times since the crisis subsided, most recently in May and June 2007.

Q:   Please discuss your portfolio strategy during the six-month period?

A: As always, our principal portfolio strategy was to purchase and hold discounted long-term bonds, as these investments offer the highest yields in the California municipal marketplace. We also believe that they offer the most attractive value over time.

     We were disappointed that, following the recent downturn in May and June, we were unable to find attractive discounts in the tax-exempt marketplace. At the same time, the fact that appealing discounts did not appear can be viewed as positive, as it shows that demand for municipal bonds remains strong. However, in March and April we were able to purchase some attractive issues. These included insured Anaheim Public Finance Authority bonds that use lease financing to fund essential city services. We thought these bonds were attractively priced. Additionally, after a

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

     valued holding from Fresno Community Hospital and Medical Center was refunded (i.e., converted into Treasury-backed bonds), we purchased their new refunding issue (backed by the hospital) because we believed these bonds were also attractive. The hospital currently lacks significant competition, and its financial health is supported by the booming California agriculture industry, where Fresno is centered.

     As of the June 30, 2007, 54% of the Fund's portfolio was rated AAA or the equivalent (the highest rating). In addition, the Fund was broadly diversified among 29 issuers (not including pre-refunded bonds backed by U.S. Treasuries) from all areas of the state.

Q:   What is your outlook going forward?

A: As the long-term municipal market has returned to previous higher-yield levels, investors are wondering whether these conditions will be sustained. We believe that the market could remain stable for some time, despite occasional rumblings from the sub-prime mortgage market that threaten to stir up volatility in the taxable fixed-income area. The U.S. economy is performing well, and most analysts are forecasting continued steady growth with low inflation. This favorable environment should keep the Fed from adjusting short-term rates for the remainder of this year, and possibly longer. At the same time, fixed-income investors are happy that the minutes from recent Federal Open Market Committee meetings portray Ben Bernanke and the Fed Governors as intently focused on restraining inflation.

     The United States is currently enjoying one of its longest economic expansions on record, with little sign of change, barring extraneous events. Within the California municipal market, we believe that higher current yields will probably translate into fewer refinancings by the state's issuing authorities and less supply, which would favor existing bondholders.

     We believe that Pioneer AMT-Free California Municipal Fund continues to be a suitable vehicle for long-term investors seeking a high level of current income free from federal income tax and California state personal income tax consistent with the stability of capital.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing primarily in the securities issued by California and it's municipalities makes the Fund more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

AAA                                                      53.9%
AA                                                        3.7%
A                                                        14.3%
BBB                                                      19.1%
BB & Lower                                                4.5%
Commercial Paper                                          4.5%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Insured                                                  49.9%
Health                                                   18.2%
Various Revenues                                         13.7%
Escrowed                                                  8.0%
Reserves                                                  4.6%
Special Revenues                                          4.2%
General Obligation                                        1.4%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total debt holdings)

 1.   San Joaquin Hills Transportation Corridor Agency, 5.0%, 1/1/33       4.48%
 2.   Blackrock Provident Institutional Fund                               4.33
 3.   Anaheim California Public Financing Authorities, 4.25%, 9/1/35       4.14
 4.   Central California Joint Powers Health Financing Center,
      6.0%, 2/1/30                                                         3.89
 5.   California Statewide Community Authority, 5.25%, 3/1/45              3.74
 6.   Alameda Corridor Transportation Authority, 4.75%, 10/1/25            3.68
 7.   California Health Facilities Financing Authority, 5.0%, 3/1/33       3.68
 8.   California Municipal Finance Authorities Certificates of
      Participation, 5.25%, 2/1/46                                         3.68
 9.   California State Department of Veteran Affairs, 4.75%, 12/1/25       3.67
10.   Duarte California Certificates of Participation, 5.25%, 4/1/31       3.27

* The list excludes temporary cash investments and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   6/30/07   12/31/06
------- --------- ---------
    A    $12.50    $12.84
    B    $12.44    $12.77
    C    $12.40    $12.73


Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/07 - 6/30/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A    $0.2500         $        -      $      -
   B    $0.1918         $        -      $      -
   C    $0.1951         $        -      $      -

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free CA Municipal Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                    5.47%        4.87%
5 Years                     5.37         4.41
1 Year                      4.50        -0.18
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                            Gross         Net
                            1.03%        0.86%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

                                        Lehman
                        Pioneer        Brothers
                      AMT-Free CA     Municipal
                       Municipal         Bond
                          Fund          Inded
6/97                     $ 9,450      $10,000
                         $10,484      $10,866
6/99                     $10,483      $11,166
                         $10,530      $11,529
6/01                     $11,675      $12,680
                         $12,391      $13,556
6/03                     $13,618      $14,742
                         $13,546      $14,853
6/05                     $15,164      $16,077
                         $15,402      $16,219
6/07                     $16,095      $16,980

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free CA Municipal Fund was created through the reorganization of predecessor Safeco California Tax-Free Income Fund on December 10, 2004. The performance of Class A shares of the Fund includes the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The net expense ratio reflects the contractual expense limitations currently in effect through 5/1/08 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free CA Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                             If            If
Period                      Held        Redeemed
10 Years                    4.62%         4.62%
5 Years                     4.44          4.44
1 Year                      3.67         -0.30
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                            Gross          Net
                            1.94%         1.76%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

                                        Lehman
                        Pioneer        Brothers
                      AMT-Free CA     Municipal
                       Municipal         Bond
                          Fund          Inded
6/97                     $10,000      $10,000
                         $11,010      $10,866
6/99                     $10,934      $11,166
                         $10,903      $11,529
6/01                     $12,005      $12,680
                         $12,647      $13,556
6/03                     $13,785      $14,742
                         $13,620      $14,853
6/05                     $15,061      $16,077
                         $15,156      $16,219
6/07                     $15,712      $16,980

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC).

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free CA Municipal Fund was created through the reorganization of predecessor Safeco California Tax-Free Income Fund on December 10, 2004. The performance of Class B shares of the Fund includes the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/08 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free CA Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                             If            If
Period                      Held        Redeemed
Life-of-Class
(10/1/03)                   4.06%       4.06%
1 Year                      3.65        3.65
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                            Gross        Net
                            1.76%       1.76%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

                                        Lehman
                        Pioneer        Brothers
                      AMT-Free CA     Municipal
                       Municipal         Bond
                          Fund          Inded
10/03                    $10,000      $10,000
 6/04                    $10,084      $10,119
 6/05                    $11,153      $10,952
 6/06                    $11,240      $11,049
 6/07                    $11,649      $11,568

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free CA Municipal Fund was created through the reorganization of predecessor Safeco California Tax-Free Income Fund on December 10, 2004. The performance of Class C shares of the Fund includes the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund shares were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/08 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/ or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free CA Municipal Fund

Based on actual returns from January 1, 2007 through June 30, 2007.


Share Class                      A                B                C
--------------------------------------------------------------------------------
Beginning Account Value      $1,000.00        $1,000.00        $1,000.00
On 1/1/07

Ending Account Value         $  992.80        $  989.00        $  989.20
On 6/30/07

Expenses Paid                $    4.25        $    8.68        $    8.29
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.76%, and 1.68% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (163/365 for Investor Class shares).

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free CA Municipal Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2007 through June 30, 2007.


Share Class                      A                B                C
--------------------------------------------------------------------------------
Beginning Account Value      $1,000.00        $1,000.00        $1,000.00
On 1/1/07

Ending Account Value         $1,020.53        $1,016.07        $1,016.46
On 6/30/07

Expenses Paid                $    4.31        $    8.80        $    8.40
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.76%, and 1.68% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (163/365 for Investor Class shares).

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                                   Value
                              MUNICIPAL BONDS - 94.5%
                              Government - 3.8%
$3,000,000      AAA/Aaa       California State, 4.25%, 8/1/33                          $  2,743,350
 1,500,000      A+/A1         California State, 4.75%, 4/1/29                             1,497,870
                                                                                       ------------
                                                                                       $  4,241,220
                                                                                       ------------
                              Municipal Airport - 2.2%
 2,500,000      AAA/Aaa       San Francisco California City & County Airports,
                                4.5%, 5/1/32                                           $  2,404,700
                                                                                       ------------
                              Municipal Development - 10.2%
 3,500,000      AAA/Aaa       Alameda County California Redevelopment Agency,
                                4.375%, 8/1/30                                         $  3,258,045
 5,000,000      AAA/Aaa       Anaheim California Public Financing Authority,
                                4.25%, 9/1/35                                             4,519,450
 3,815,000      AAA/NR        Pittsburg California Redevelopment Agency,
                                4.25%, 9/1/34                                             3,438,688
                                                                                       ------------
                                                                                       $ 11,216,183
                                                                                       ------------
                              Municipal Facilities - 4.6%
 2,100,000      AAA/Aaa       Fresno Joint Powers Financing Authority Lease
                                Revenue, 4.75%, 9/1/28                                 $  2,103,549
 3,000,000      AAA/Aaa       Los Angeles County, CA, Certificates of
                                Participation, 4.75%, 3/1/23                              3,014,730
                                                                                       ------------
                                                                                       $  5,118,279
                                                                                       ------------
                              Municipal General - 3.7%
 4,000,000      A+/NR         California Statewide Municipality Authority,
                                5.25%, 3/1/45                                          $  4,083,480
                                                                                       ------------
                              Municipal Higher Education - 6.8%
 2,000,000      NR/Baa3       California State University Fresno Association, Inc.,
                                6.0%, 7/1/26                                           $  2,200,060
 2,000,000      NR/Baa3       California State University Fresno Association, Inc.,
                                6.0%, 7/1/31                                              2,200,060
 3,000,000      AAA/Aaa       University of California Revenues, 5.0%, 5/15/36            3,069,360
                                                                                       ------------
                                                                                       $  7,469,480
                                                                                       ------------
                              Municipal Housing - 3.6%
 4,000,000      AA-/Aa2       California State Department of Veteran Affairs,
                                4.75%, 12/1/25                                         $  4,007,720
                                                                                       ------------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                                   Value
                              Municipal Medical - 13.0%
$4,000,000      A/NR          California Health Facilities Financing Authority,
                                5.0%, 3/1/33                                          $  4,015,400
 4,000,000      AAA/Baa2      Central California Joint Powers Health Financing
                                Center, 6.0%, 2/1/30                                     4,246,360
 3,500,000      A-/A3         Duarte, CA, Certificates of Participation,
                                5.25%, 4/1/31                                            3,568,810
 2,500,000      A+/A3         San Bernardino County, CA, Certificates of
                                Participation, 5.5%, 8/1/24                              2,501,975
                                                                                      ------------
                                                                                      $ 14,332,545
                                                                                      ------------
                              Municipal Power - 4.8%
 2,990,000      A-/Aaa        California State Department of Water Resources
                                Power Supply, 5.25%, 5/1/20                           $  3,192,453
 2,000,000      AAA/Aaa       Southern California Public Power Project,
                                5.0%, 7/1/33                                             2,114,580
                                                                                      ------------
                                                                                      $  5,307,033
                                                                                      ------------
                              Municipal School Districts - 13.5%
 4,000,000      BBB-/Baa2     California Municipal Finance Authority Certificates,
                                5.25%, 2/1/46                                         $  4,011,440
 2,500,000      AAA/Aaa       LA County, CA, Unified School District,
                                4.25%, 1/1/28                                            2,330,500
 1,885,000      AAA/Aaa       Oakland California Unified School District,
                                4.375%, 8/1/31                                           1,748,413
 1,600,000      AAA/NR        Oxnard California School District, 4.375%, 8/1/33          1,486,560
 2,180,000      AAA/Aaa       Pomona Unified School District, 6.55%, 8/1/29              2,772,786
 2,500,000      NR/Aaa        Sacramento City Unified School District,
                                4.75%, 7/1/29                                            2,503,600
                                                                                      ------------
                                                                                      $ 14,853,299
                                                                                      ------------
                              Municipal Tobacco - 7.4%
 2,500,000      AAA/Aaa       Golden State Tobacco Securitization,
                                6.75%, 6/1/39                                         $  2,862,075
 1,500,000      AAA/Aaa       Golden State Tobacco Securitization,
                                7.9%, 6/1/42                                             1,799,400
 2,095,000      BBB+/NR       Redding California Redevelopment, 4.5%, 9/1/26             2,019,224
 1,500,000      BBB+/NR       Redding California Redevelopment, 5.0%, 9/1/36             1,514,295
                                                                                      ------------
                                                                                      $  8,194,994
                                                                                      ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                                   Value
                              Municipal Transportation - 8.1%
$4,000,000       AAA/Aaa      Alameda Corridor Transportation Authority,
                                4.75%, 10/1/25                                     $  4,016,560
 5,000,000       BB-/Ba2      San Joaquin Hills Transportation Corridor Agency,
                                5.0%, 1/1/33                                          4,886,550
                                                                                   ------------
                                                                                   $  8,903,110
                                                                                   ------------
                              Municipal Utilities - 6.4%
 2,000,000       AAA/Aaa      Los Angeles California Wastewater System
                                Revenue, 5.0%, 6/1/29                              $  2,056,540
 3,000,000       AAA/NR       Modesto California Wastewater Revenue,
                                4.25%, 11/1/36                                        2,685,600
 2,315,000       AAA/Aaa      Orange County Sanitation District Certificates of
                                Participation, 5.0%, 2/1/33                           2,359,911
                                                                                   ------------
                                                                                   $  7,102,051
                                                                                   ------------
                              Municipal Water - 6.4%
 2,645,000       AAA/Aaa      Capistrano Beach CA Water District,
                                4.75%, 12/1/28                                     $  2,641,376
 1,475,000       AAA/Aaa      Capistrano Beach CA Water District,
                                4.75%, 12/1/28                                        1,472,979
 1,200,000       AAA/Aaa      Los Angeles Department of Water & Power
                                Waterworks Revenue, 4.25%, 10/15/34                   1,117,716
 2,000,000       AAA/Aaa      Madera California Public, 4.375%, 3/1/31                1,887,980
                                                                                   ------------
                                                                                   $  7,120,051
                                                                                   ------------
                              TOTAL MUNICIPAL BONDS
                              (Cost $100,446,234)                                  $104,354,145
                                                                                   ------------

    Shares                    TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.6%
 4,728,622                    Blackrock Provident Institutional Fund               $  4,728,622
                                                                                   ------------
                              TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                              (Cost $4,728,622)                                    $  4,728,622
                                                                                   ------------
                              TOTAL INVESTMENT IN SECURITIES - 98.8%
                              (Cost $105,174,856) (a)                              $109,082,767
                                                                                   ------------
                              OTHER ASSETS AND LIABILITIES - 1.2%                  $  1,367,362
                                                                                   ------------
                              TOTAL NET ASSETS - 100.0%                            $110,450,129
                                                                                   ============

  The accompanying notes are an integral part of these financial statements.  17

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $104,345,859 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                          $  6,308,394
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                            (1,571,486)
                                                                                ------------
      Net unrealized gain                                                       $  4,736,908
                                                                                ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2007 aggregated $21,295,075 and $6,769,513, respectively.


18  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $105,174,856)                      $109,082,767
  Receivables -
    Fund shares sold                                                     115,000
    Interest                                                           1,498,454
    Due from Pioneer Investment Management, Inc.                           8,673
  Other                                                                    3,225
                                                                    ------------
     Total assets                                                   $110,708,119
                                                                    ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                         $     20,835
    Dividends                                                            137,008
  Due to bank                                                             60,586
  Due to affiliates                                                        5,680
  Accrued expenses                                                        33,881
                                                                    ------------
     Total liabilities                                              $    257,990
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $105,123,070
  Undistributed net investment income                                  1,013,584
  Accumulated net realized gain on investments                           405,564
  Net unrealized gain on investments                                   3,907,911
                                                                    ------------
     Total net assets                                               $110,450,129
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $100,571,545/8,045,262 shares)                  $      12.50
                                                                    ============
  Class B (based on $899,786/72,350 shares)                         $      12.44
                                                                    ============
  Class C (based on $8,978,798/723,890 shares)                      $      12.40
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($12.50 [divided by] 95.50%)                              $      13.09
                                                                    ============

  The accompanying notes are an integral part of these financial statements.  19

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Interest                                               $2,507,615
                                                         ----------
     Total investment income                                             $ 2,507,615
                                                                         -----------
EXPENSES:
  Management fees                                        $  252,977
  Transfer agent fees and expenses
    Class A                                                  20,741
    Class B                                                     448
    Class C                                                   1,425
  Distribution fees
    Class A                                                 114,209
    Class B                                                   4,108
    Class C                                                  41,099
  Administrative reimbursements                              11,384
  Custodian fees                                              7,724
  Professional fees                                          22,768
  Printing expense                                            9,936
  Fees and expenses of nonaffiliated trustees                 2,853
  Miscellaneous                                              19,415
                                                         ----------
     Total expenses                                                      $   509,087
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                           (35,478)
     Less fees paid indirectly                                                (1,112)
                                                                         -----------
     Net expenses                                                        $   472,497
                                                                         -----------
       Net investment income                                             $ 2,035,118
                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                       $   405,564
                                                                         -----------
  Change in net unrealized gain (loss) on investments                    $(3,348,060)
                                                                         -----------
  Net loss on investments                                                $(2,942,496)
                                                                         -----------
  Net decrease in net assets resulting from operations                   $  (907,378)
                                                                         ===========

20  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively

                                                          Six Months
                                                            Ended             Year
                                                           6/30/07           Ended
                                                         (unaudited)        12/31/06
FROM OPERATIONS:
Net investment income                                   $   2,035,118    $   3,877,973
Net realized gain on investments                              405,564        1,102,126
Change in net unrealized gain (loss) on investments        (3,348,060)        (317,218)
                                                        -------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                    $    (907,378)   $   4,662,881
                                                        -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.25 and $0.52 per share, respectively)   $  (1,816,181)   $    (686,640)
    Class B ($0.19 and $0.41 per share, respectively)         (12,532)         (19,872)
    Class C ($0.20 and $0.43 per share, respectively)        (127,363)        (126,430)
    Investor Class ($0.00 and $0.52 per
     share, respectively)                                           -       (2,915,073)
Net realized gain:
    Class A ($0.00 and $0.15 per share, respectively)               -         (194,664)
    Class B ($0.00 and $0.15 per share, respectively)               -           (9,237)
    Class C ($0.00 and $0.15 per share, respectively)               -          (79,086)
    Investor Class ($0.00 and $0.15 per
     share, respectively)                                           -         (847,754)
                                                        -------------    -------------
     Total distributions to shareowners                 $  (1,956,076)   $  (4,878,756)
                                                        -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  25,756,095    $  18,338,780
Reinvestment of distributions                               1,208,364        3,271,792
Cost of shares repurchased                                 (7,700,020)     (13,776,201)
                                                        -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                            $  19,264,439    $   7,834,371
                                                        -------------    -------------
    Net increase in net assets                          $  16,400,985    $   7,618,496
NET ASSETS:
Beginning of period                                        94,049,144       86,430,648
                                                        -------------    -------------
End of period                                           $ 110,450,129    $  94,049,144
                                                        -------------    -------------
Undistributed net investment income                     $   1,013,584    $     934,542
                                                        =============    =============

  The accompanying notes are an integral part of these financial statements.  21

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                  '07 Shares     '07 Amount      '06 Shares      '06 Amounts
                                 (unaudited)    (unaudited)
CLASS A
Shares sold                       1,758,156    $ 22,485,827         927,165     $  11,946,294
Conversion of Investor shares
  to Class A shares                       -               -       5,505,272        71,073,066
Reinvestment of distributions        92,194       1,174,048          42,475           546,756
Less shares repurchased            (531,931)     (6,820,810)       (540,086)       (6,927,444)
                                  ---------    ------------       ---------     -------------
    Net increase                  1,318,419    $ 16,839,065       5,934,826     $  76,638,672
                                  =========    ============       =========     =============
CLASS B
Shares sold                          16,191    $    205,310          31,640     $     402,576
Reinvestment of distributions           284           3,596             518             6,639
Less shares repurchased              (4,335)        (55,637)         (4,131)          (52,779)
                                  ---------    ------------       ---------     -------------
    Net increase                     12,140    $    153,269          28,027     $     356,436
                                  =========    ============       =========     =============
CLASS C
Shares sold                         242,214    $  3,064,958         465,953     $   5,954,719
Reinvestment of distributions         2,434          30,720           2,750            35,195
Less shares repurchased             (65,605)       (823,573)        (46,171)         (581,704)
                                  ---------    ------------       ---------     -------------
    Net increase                    179,043    $  2,272,105         422,532     $   5,408,210
                                  =========    ============       =========     =============
INVESTOR CLASS
Shares sold                               -    $          -           2,748     $      35,191
Reinvestment of distributions             -               -         208,887         2,683,202
Conversion of Investor Class
  shares to Class A shares                -               -      (5,512,811)      (71,073,066)
Less shares repurchased                   -               -        (485,551)       (6,214,274)
                                  ---------    ------------      ----------     -------------
    Net decrease                          -    $          -      (5,786,727)    $ (74,568,947)
                                  =========    ============       =========     =============

22 The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended           Year          Year          Year         Year          Year
                                                    6/30/07         Ended         Ended          Ended        Ended         Ended
                                                  (unaudited)     12/31/06      12/31/05      12/31/04 (a)   12/31/03     12/31/02
CLASS A
Net asset value, beginning of period               $   12.84      $   12.86     $   12.65     $   12.69     $   12.67     $   12.40
                                                   ---------      ---------     ---------     ---------     ---------     ---------
Increase (decrease) from investment operations:
 Net investment income                             $    0.23      $    0.42     $    0.45     $    0.53(b)  $    0.56     $    0.57
 Net realized and unrealized gain (loss)
  on investments                                       (0.32)          0.23          0.42          0.12          0.03          0.43
                                                   ---------      ---------     ---------     ---------     ---------     ---------
 Net increase (decrease) from investment
  operations                                       $   (0.09)     $    0.65     $    0.87     $    0.65     $    0.59     $    1.00
Distributions to shareowners:
 Net investment income                                 (0.25)         (0.52)        (0.53)        (0.53)        (0.53)        (0.51)
 Distributions in excess of net investment income          -              -             -             -             -         (0.04)
 Net realized gain                                         -          (0.15)        (0.13)        (0.16)        (0.04)        (0.18)
                                                   ---------      ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value         $   (0.34)     $   (0.02)    $    0.21     $   (0.04)    $    0.02     $    0.27
                                                   ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                     $   12.50      $   12.84     $   12.86     $   12.65     $   12.69     $   12.67
                                                   =========      =========     =========     =========     =========     =========
Total return*                                          (0.72)%         5.23%         6.94%         5.22%         4.79%         8.31%
Ratio of net expenses to average net assets+            0.86%**        0.86%         0.86%         0.86%         0.86%         1.06%
Ratio of net investment income to average
 net assets+                                            4.10%**        4.19%         4.23%         4.21%         4.49%         4.25%
Portfolio turnover rate                                   14%**          13%            7%           22%           19%           25%
Net assets, end of period (in thousands)           $ 100,572      $  86,345     $  10,186     $      87     $     741     $     636
Ratios with no waivers of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                           0.94%**        1.03%         1.06%         1.04%         1.06%         1.06%
 Net investment income                                  4.02%**        4.02%         4.03%         4.03%         4.29%         4.25%
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                           0.86%**        0.86%         0.86%         1.04%         1.06%         1.06%
 Net investment income                                  4.10%**        4.19%         4.23%         4.03%         4.29%         4.25%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended           Year          Year          Year         Year          Year
                                                    6/30/07         Ended         Ended          Ended        Ended         Ended
                                                  (unaudited)     12/31/06      12/31/05      12/31/04 (a)   12/31/03     12/31/02
CLASS B
Net asset value, beginning of period               $   12.77      $   12.79     $   12.64     $   12.66     $   12.65     $   12.39
                                                   ---------      ---------     ---------     ---------     ---------     ---------
Increase (decrease) from investment operations:
 Net investment income                             $    0.18      $    0.37     $    0.32     $    0.43(b)  $    0.47     $    0.48
 Net realized and unrealized gain (loss)
  on investments                                       (0.32)          0.17          0.36          0.14          0.02          0.42
                                                   ---------      ---------     ---------     ---------     ---------     ---------
 Net increase (decrease) from investment
  operations                                       $   (0.14)     $    0.54     $    0.68     $    0.57     $    0.49     $    0.90
Distributions to shareowners:
 Net investment income                                 (0.19)         (0.41)        (0.40)        (0.43)        (0.44)        (0.42)
 Distributions in excess of net investment income          -              -             -             -             -         (0.04)
 Net realized gain                                         -          (0.15)        (0.13)        (0.16)        (0.04)        (0.18)
                                                   ---------      ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value         $   (0.33)     $   (0.02)    $    0.15     $   (0.02)    $    0.01     $    0.26
                                                   ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                     $   12.44      $   12.77     $   12.79     $   12.64     $   12.66     $   12.65
                                                   =========      =========     =========     =========     =========     =========
Total return*                                          (1.10)%         4.36%         5.39%         4.62%         3.96%         7.47%
Ratio of net expenses to average net assets+            1.76%**        1.76%         1.78%         1.68%         1.61%         1.77%
Ratio of net investment income to average
 net assets+                                            3.22%**        3.35%         3.40%         3.61%         3.74%         3.54%
Portfolio turnover rate                                   14%**          13%            7%           22%           19%           25%
Net assets, end of period (in thousands)           $     900      $     769     $     411     $      10     $   1,021     $   1,111
Ratios with no waivers of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                           1.76%**        1.94%         1.95%         1.88%         1.76%         1.77%
 Net investment income                                  3.22%**        3.17%         3.23%         3.41%         3.59%         3.54%
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                           1.76%**        1.76%         1.78%         1.88%         1.76%         1.77%
 Net investment income                                  3.22%**        3.35%         3.40%         3.41%         3.59%         3.54%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended           Year         Year          Year
                                                    6/30/07         Ended        Ended          Ended      10/01/03 (c)
                                                  (unaudited)      12/31/06     12/31/05      12/31/04 (a) to 12/31/03
CLASS C
Net asset value, beginning of period               $   12.73      $   12.76     $   12.63     $   12.66     $   12.55
                                                   ---------      ---------     ---------     ---------     ---------
Increase (decrease) from investment operations:
 Net investment income                             $    0.17      $    0.34     $    0.35     $    0.43(b)  $    0.14
 Net realized and unrealized gain (loss)
  on investments                                       (0.30)          0.21          0.34          0.13          0.09
                                                   ---------      ---------     ---------     ---------     ---------
 Net increase (decrease) from investment
  operations                                       $   (0.13)     $    0.55     $    0.69     $    0.56     $    0.23
Distributions to shareowners:
 Net investment income                                 (0.20)         (0.43)        (0.43)        (0.43)        (0.11)
 Distributions in excess of net investment income          -              -             -             -         (0.01)
 Net realized gain                                         -          (0.15)        (0.13)        (0.16)            -
                                                   ---------      ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value         $   (0.33)     $   (0.03)    $    0.13     $   (0.03)    $    0.11
                                                   ---------      ---------     ---------     ---------     ---------
Net asset value, end of period                     $   12.40      $   12.73     $   12.76     $   12.63     $   12.66
                                                   =========      =========     =========     =========     =========
Total return*                                          (1.08)%         4.39%         5.49%         4.54%         1.91%^
Ratio of net expenses to average net assets+            1.68%**        1.76%         1.56%         1.61%         1.61%**
Ratio of net investment income to average
 net assets+                                            3.27%**        3.31%         3.50%         3.47%         4.60%**
Portfolio turnover rate                                   14%**          13%            7%           22%           19%
Net assets, end of period (in thousands)           $   8,979      $   6,935     $   1,561     $      10     $     101
Ratios with no waivers of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                           1.68%**        1.76%         1.72%         2.06%         4.09%**
 Net investment income                                  3.27%**        3.31%         3.34%         3.02%         2.12%**
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                           1.68%**        1.76%         1.56%         1.61%         1.61%**
 Net investment income                                  3.27%**        3.31%         3.50%         3.47%         4.60%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
^    Not annualized.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.
(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
(c)  Class C shares were first publicly offered on October 1, 2003.

   The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer AMT-Free CA Municipal Fund (the Fund) (formerly Pioneer California Tax Free Income Fund) is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

The Fund offers three classes of shares designated as Class A, Class B and Class
C. As planned, Investor Class shares were converted to Class A shares on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks are contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

Investing primarily in the securities issued by California and its municipalities makes the Fund more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At June 30, 2007 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized, respectively daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                             2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                          $   35,252
Tax exempt income                                         3,713,182
Long-term capital gain                                    1,130,322
                                                         ----------
  Total                                                  $4,878,756
                                                         ==========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

--------------------------------------------------------------------------------
                                                             2006
--------------------------------------------------------------------------------
Undistributed tax exempt income                          $  105,545
Unrealized appreciation                                   8,084,968
                                                         ----------
  Total                                                  $8,190,513
                                                         ==========
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $11,211 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2007.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Investor Class shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Investor Class shares can bear different transfer agent and distribution fees.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.45% on assets between $250 million and $750 million and 0.40% on the excess of $750 million. For the six months ended June 30, 2007 the net management fee was equivalent to 0.50% of the average daily net assets.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.86%, 1.76% and 1.76% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2008.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $3,152 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $714 in transfer agent fees payable to PIMSS at June 30, 2007.

4.   Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,814 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of each class of shares (except Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2007, CDSCs in the amount of $7,031 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2007, the Fund's expenses were reduced by $1,112 under such arrangements.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.   New Pronouncements

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer AMT-Free CA Municipal Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Daniel K. Kingsbury, Executive
Mary K. Bush                               Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Thomas J. Perna                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    AMT-FREE
                                    MUNICIPAL
                                      FUND

                                      PBMFX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     6/30/07

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            8
Prices and Distributions                                                     9
Performance Update                                                          10
Comparing Ongoing Fund Expenses                                             14
Schedule of Investments                                                     16
Financial Statements                                                        22
Notes to Financial Statements                                               30
Trustees, Officers and Service Providers                                    36

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

In the following interview, Portfolio Manager Stephen C. Bauer outlines the investment environment for tax-free bonds during the Fund's most recent semiannual period, Fund performance, his investment philosophy and strategy and his outlook going forward.

Q:   How did the Fund perform during the most recent six-month period?

A: For the semiannual period ended June 30, 2007, Pioneer AMT-Free Municipal Fund's Class A shares produced a -0.38% return, at net asset value. During the same period, the Fund's benchmark index, the Lehman Brothers Municipal Bond Index, returned 0.14%, and the average return of the 237 funds in the Lipper General Municipal Debt Funds Category was -0.16%. Lipper is an independent monitor of mutual fund performance.

Q: Please describe the investing environment for tax-exempt bonds during the time period?

A: In May and June 2007, municipal bond prices declined sharply as yields spiked and the "trading range" for municipal yields underwent a significant shift. Going back a bit, from August 2004 through September 2006, the yields of long-term AAA-rated municipal bonds had traded in a fairly narrow range, from 4.25% to 4.65%. Then last September, when economists began to forecast an economic slowdown (following the Federal Reserve Board's (the
     Fed) long series of interest rate hikes, which were intended to slow the economy and fight inflation), many market analysts predicted that the Fed would soon reverse itself and begin to cut short-term rates in order to bolster economic growth. In response to this market sentiment, investors flocked to long-term municipal bonds, as their yields declined to a 4.00% to 4.25% range, and tax-exempt bond prices increased.

     That market position held firm until this past May, when it became clear that despite a subdued first quarter, the U.S. economy was performing much better, and doing so without any significant increase in core inflation (i.e., price inflation that excludes items - such as energy and food products - that are subject to volatile price movement). As a consensus grew that the economy was becoming healthier (despite the continued slump in the housing market), investors finally conceded that it was unlikely the Fed would cut rates during 2007. In response, long-term bonds

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     declined sharply, and AAA-rated municipals returned to their previous 4.25%
     - 4.65% yield range as their prices declined. Another reason for fixed-income market volatility was concern over rising global interest rates, as central banks outside the United States are enacting a series of rate hikes to restrain inflation.

     Municipal bonds have historically been a less volatile financial instrument than Treasuries, and have therefore outperformed Treasuries more often than not during market downturns. However, municipals significantly underperformed Treasuries in May and June. This was because, in the midst of unfavorable news coming from the subprime mortgage area during the second quarter, a "flight to quality" from more risky taxable instruments such as high-yield bonds and into Treasuries boosted their comparative performance. Despite recent volatility, we are encouraged that demand from individuals, investment managers and hedge funds for municipal bonds currently remains very strong.

Q:   Please discuss your portfolio strategy during the six-month period?

A: As always, our principal portfolio strategy was to purchase and hold discounted long-term bonds, as these investments offer the highest yields in the municipal marketplace. We also believe that they offer the most attractive value over time.

     We were disappointed that following the recent downturn in May and June, we were unable to find attractive discounts in the tax-exempt marketplace. At the same time, the fact that appealing discounts did not appear can be viewed as positive, as it shows that demand for municipal bonds remains strong. However, in March and April we were able to purchase some attractive issues. These included District of Columbia insured bonds that came to market at an attractive price, largely because they are financed by the District's longstanding tax on the execution of deeds (an important source of revenue for the District), with which many investors are unfamiliar. Another purchase during that time, bonds issued by the Arizona Board of Regents for Arizona State University general operating purposes, also came to market attractively priced.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

     As of June 30, 2007, 53% of the Fund's portfolio was rated AAA or the equivalent (the highest rating). In addition, the Fund was broadly diversified among 26 states.

Q:   What is your outlook going forward?

A: As the long-term municipal market has returned to previous higher-yield levels, investors are wondering how long these conditions will be sustained. We believe that the market could remain stable for some time, despite occasional rumblings from the sub-prime mortgage market that threaten to stir up volatility in the taxable fixed-income area. The U.S. economy is performing well, and most analysts are forecasting continued steady growth with low inflation. This favorable environment should keep the Fed from adjusting short-term rates for the remainder of this year, and possibly longer. At the same time, fixed-income investors are happy that the minutes from recent Federal Open Market Committee meetings portray Ben Bernanke and the Fed Governors as intently focused on restraining inflation.

     The United States is currently enjoying one of its longest economic expansions on record, with little sign of change, barring extraneous events. Within the municipal market, we believe that higher current yields will probably translate into fewer refinancings by municipalities and less new issuance and supply, which would favor existing bondholders.

     We believe that Pioneer AMT-Free Municipal Fund continues to be a suitable vehicle for long-term investors seeking a high level of current income free from federal income tax consistent with the stability of principal.

When interest rates rise, the prices of fixed-income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA                                                      53.4%
AA                                                       13.2%
A                                                        10.9%
BBB                                                      14.2%
BB & Lower                                                6.4%
Commercial Paper                                          1.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Insured                                                  38.8%
Escrowed                                                 19.7%
Various Revenues                                         16.3%
Health                                                   11.8%
Power                                                     6.7%
General Obligation                                        2.3%
Reserves                                                  1.9%
Housing                                                   1.5%
Water & Sewer                                             0.8%
Education                                                 0.2%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1.   San Joaquin Hills Transportation Corridor Agency, 5.0%, 1/1/33      4.90%
 2.   Massachusetts State Housing Finance Agency, 5.4%, 12/1/28           4.09
 3.   Indianapolis State Development Finance Authority, 5.6%, 12/1/32     3.89
 4.   Piedmont Municipal Power Agency, 5.25%, 1/1/21                      3.05
 5.   California State, 4.25%, 8/1/33                                     2.93
 6.   North Carolina Eastern Municipal Power, 6.0%, 1/1/22                2.70
 7.   Pittsburg California Redevelopment Agency, 5.8%, 8/1/34             2.68
 8.   West Virginia State Hospital Finance Authority, 6.75%, 9/1/30       2.64
 9.   Illinois Educational Facilities Authority, 6.25%, 5/1/30            2.22
10.   San Jose California Redevelopment Agency Tax, 4.9%, 8/1/33          2.20

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   6/30/07   12/31/06
------- --------- ---------
    A    $13.76    $14.11
    B    $13.68    $14.03
    C    $13.67    $14.02
    Y    $13.74    $14.09

Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/07 - 6/30/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A    $0.2990         $        -      $      -
   B    $0.2374         $        -      $      -
   C    $0.2408         $        -      $      -
   Y    $0.3183         $        -      $      -


--------------------------------------------------------------------------------
INDEX DEFINITION
--------------------------------------------------------------------------------

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 10-13.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                    5.47%        4.87%
5 Years                     5.27         4.31
1 Year                      4.61        -0.08
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                            Gross         Net
                            0.96%        0.82%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer            Lehman
                AMT-Free          Brothers
               Municipal         Municipal
                 Fund            Bond Index
6/97             $ 9,450          $10,000
                 $10,398          $10,866
6/99             $10,497          $11,166
                 $10,570          $11,529
6/01             $11,715          $12,680
                 $12,446          $13,556
6/03             $13,746          $14,742
                 $13,763          $14,853
6/05             $15,207          $16,077
                 $15,383          $16,219
6/07             $16,093          $16,980

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. If all the expenses of the Fund were reflected, the performance would be lower. The performance of Class A shares of the Fund includes the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                             If          If
Period                      Held      Redeemed
10 Years                    4.67%        4.67%
5 Years                     4.44         4.44
1 Year                      3.65        -0.31
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                            Gross         Net
                            1.69%        1.69%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer           Lehman
                 AMT-Free         Brothers
                Municipal         Municipal
                  Fund           Bond Index
6/97             $10,000          $10,000
                 $10,926          $10,866
6/99             $10,964          $11,166
                 $10,951          $11,529
6/01             $12,063          $12,680
                 $12,706          $13,556
6/03             $13,919          $14,742
                 $13,830          $14,853
6/05             $15,154          $16,077
                 $15,232          $16,219
6/07             $15,789          $16,980

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. If all the expenses of the Fund were reflected, the performance would be lower. The performance of Class B shares of the Fund includes the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                             If          If
Period                      Held      Redeemed
Life-of-Class
(10/1/03)                   3.57%       3.57%
1 Year                      3.84        3.84
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                            Gross        Net
                            1.65%       1.65%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer          Lehman
                AMT-Free        Brothers
               Municipal       Municipal
                  Fund         Bond Index
10/03           $10,000         $10,000
 6/04           $10,061         $10,119
 6/05           $10,992         $10,952
 6/06           $11,049         $11,049
 6/07           $11,474         $11,568

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco Municipal Bond Fund on December 10, 2004. If all the expenses of the Pioneer fund were reflected, the performance would be lower. The performance of Class C shares of the Fund includes the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer AMT-Free Municipal Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                             If          If
Period                      Held      Redeemed
10 Years                    5.49%       5.49%
5 Years                     5.31        5.31
1 Year                      4.79        4.79
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                            Gross        Net
                            0.60%       0.60%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer           Lehman
               AMT-Free          Brothers
               Municipal         Municipal
                 Fund           Bond Index
6/97            $10,000         $10,000
                $11,006         $10,866
6/99            $11,111         $11,166
                $11,188         $11,529
6/01            $12,401         $12,680
                $13,174         $13,556
6/03            $14,550         $14,742
                $14,568         $14,853
6/05            $16,096         $16,077
                $16,283         $16,219
6/07            $17,063         $16,980

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to its inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AMT-Free Municipal Fund was created through the reorganization of predecessor Safeco funds on December 10, 2004. The performance of Class Y shares of the fund includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has not been restated to reflect differences in expenses, including 12b-1 fees applicable to Class A shares. If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on actual returns from January 1, 2007 through June 30, 2007.


Share Class                    A              B              C              Y
----------------------------------------------------------------------------------
Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/07
Ending Account Value        $  996.20      $  991.80      $  992.00      $  997.60
On 6/30/07
Expenses Paid               $    4.06      $    8.00      $    7.25      $    2.67
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.62%, 1.57% and 0.54%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2007 through June 30, 2007.


Share Class                    A              B              C              Y
----------------------------------------------------------------------------------
Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/07
Ending Account Value        $1,020.73      $1,016.76      $1,017.01      $1,022.12
On 6/30/07
Expenses Paid               $    4.11      $    8.10      $    7.85      $    2.71
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.62%, 1.57%, and 0.54%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

Principal       S&P/Moody's
Amount          Ratings                                                                    Value
                             MUNICIPAL BONDS - 97.4%
                             Alabama - 0.9%
$5,000,000      AAA/Aaa      Alabama Drinking Water Finance Authority,
                               4.0%, 8/15/28                                        $  4,472,350
                                                                                    ------------
                                                                                    $  4,472,350
                                                                                    ------------
                             Arizona - 2.3%
 6,300,000      AAA/Aaa      Arizona Board Regents Certificates Partners,
                               4.0%, 6/1/31                                         $  5,562,837
 7,155,000      AAA/Aaa      Maricopa County Arizona High School District,
                               3.5%, 7/1/25                                            6,135,269
                                                                                    ------------
                                                                                    $ 11,698,106
                                                                                    ------------
                             California - 21.9%
 8,000,000      AAA/Aaa      California Infrastructure & Economic Development,
                               5.0%, 7/1/36                                         $  8,644,000
 1,000,000      BBB-/Baa2    California Municipal Finance Authority Certificates
                               Partners, 5.25% 2/1/46                                  1,002,860
 9,325,000      AA-/Aa2      California State Department of Veteran Affairs,
                               4.75%, 12/1/25                                          9,342,997
16,000,000      AAA/Aaa      California State, 4.25%, 8/1/33                          14,631,200
 7,000,000      A+/A1        California State, 5.0%, 2/1/32                            7,113,120
 6,000,000      A+/NR        California Statewide Community Authority,
                               5.25%, 3/1/45                                           6,125,220
 3,000,000      AAA/NR       Los Angeles County Sanitation Districts Financing
                               Authority Revenue, 4.5%, 10/1/35                        2,879,310
 1,680,000      AAA/Aaa      Madera California Public, 4.375%, 3/1/31                  1,585,903
 3,550,000      NR/A2        Northern California Power Agency, 5.0%, 7/1/09            3,604,635
11,995,000      AAA/Aaa      Pittsburg California Redevelopment Agency,
                               5.8%, 8/1/34                                           13,374,185
 7,010,000      AAA/Aaa      San Joaquin County California, 4.75%, 11/15/19            7,022,408
25,000,000      BB-/Ba2      San Joaquin Hills Transportation Corridor Agency,
                               5.0%, 1/1/33                                           24,432,750
10,865,000      AAA/Aaa      San Jose California Redevelopment Agency Tax,
                               4.9%, 8/1/33                                           10,973,867
                                                                                    ------------
                                                                                    $110,732,455
                                                                                    ------------
                             Colorado - 2.9%
 6,555,000      A-/A3        Colorado Springs Colorado Hospital Revenue,
                               6.375%, 12/15/30                                     $  6,994,382
 8,220,000      AAA/Aaa      Colorado Water & Power Development Authority,
                               4.375%, 8/1/35                                          7,699,592
                                                                                    ------------
                                                                                    $ 14,693,974
                                                                                    ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal       S&P/Moody's
Amount          Ratings                                                                    Value
                             District of Columbia - 1.4%
$8,000,000      NR/Aaa       District of Columbia, 4.25%, 6/1/37                    $  7,096,160
                                                                                    ------------
                                                                                    $  7,096,160
                                                                                    ------------
                             Florida - 6.6%
 1,000,000      A/A2         Brevard County Florida Health, 5.0%, 4/1/34            $  1,000,630
 1,000,000      AAA/Aa1      Broward County Florida Education, 5.0%, 4/1/36            1,018,380
 8,000,000      AA/Aa2       Escambia County Florida Health Facilities,
                               5.25%, 11/15/32                                         8,213,040
 1,000,000      AAA/Aaa      Flagler County Florida Capital Improvement
                               Revenue, 5.0%, 10/1/35                                  1,027,290
 2,000,000      AAA/Aa1      Florida State Board of Education, Public Education,
                               4.5%, 6/1/28                                            1,925,360
 1,000,000      AA+/NR       Florida State Department Children and Families
                               Certificates, 5.0%, 10/1/25                             1,023,700
 2,750,000      NR/NR        Florida State Mid-Bay Bridge Authority Revenue,
                               6.05%, 10/1/22                                          2,840,338
 1,000,000      NR/A3        Hillsborough County Florida, 5.25%, 10/1/24               1,020,740
 1,000,000      AAA/Aaa      Lee County Transportation Facilities Revenue,
                               5.0%, 10/1/35                                           1,021,770
 1,000,000      NR/A3        Tampa-Hillsborough County Florida, 5.0%, 7/1/10           1,010,057
 1,060,000      AAA/Aaa      Miami-Dade County Florida Facilities,
                               5.75%, 4/1/13                                           1,119,084
 1,025,000      AAA/NR       Orange County Health Facilities, 5.0%, 1/1/16             1,077,993
 1,000,000      AAA/Aaa      Polk County Florida Public Facilities Revenue,
                               5.0%, 12/1/33                                           1,029,040
 1,000,000      AAA/Aa1      Referendum-Department of Transportation - Right
                               of Way, 5.0%, 7/1/26                                    1,035,940
 7,500,000      NR/Baa2      Tallahassee Florida Health, 6.375%, 12/1/30               7,894,950
 1,000,000      AAA/Aaa      Village Center Community Development Florida,
                               5.0%, 11/1/32                                           1,023,490
                                                                                    ------------
                                                                                    $ 33,281,802
                                                                                    ------------
                             Illinois - 7.4%
 9,000,000      AAA/Aaa      Chicago Illinois, 5.5%, 1/1/35                         $  9,363,150
10,000,000      NR/Aaa       Illinois Educational Facilities Authority,
                               6.25%, 5/1/30                                          11,062,900
10,000,000      AAA/Aaa      Metropolitan Pier & Expo, 5.25%, 6/15/42                 10,435,900
 5,000,000      AAA/Aaa      Metropolitan Pier & Expo, 7.0%, 7/1/26                    6,374,600
                                                                                    ------------
                                                                                    $ 37,236,550
                                                                                    ------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal       S&P/Moody's
Amount          Ratings                                                                    Value
                             Indiana - 5.3%
$5,000,000      A+/A2        Indiana Health & Educational Facilities Authority,
                               4.75%, 2/15/34                                       $  4,767,350
19,000,000      BBB+/Baa1    Indianapolis State Development Finance Authority,
                               5.6%, 12/1/32                                          19,390,830
 2,500,000      AAA/Aaa      St. Joseph County Indiana Authority,
                               4.5%, 8/15/18                                           2,500,125
                                                                                    ------------
                                                                                    $ 26,658,305
                                                                                    ------------
                             Kentucky - 0.4%
 1,565,000      NR/NR        Kentucky Economic Development Finance,
                               6.625%, 10/1/28                                      $  1,702,376
   435,000      NR/NR        Kentucky Economic Development Finance,
                               6.625%, 10/1/28                                           470,827
                                                                                    ------------
                                                                                    $  2,173,203
                                                                                    ------------
                             Louisiana - 0.9%
 5,000,000      AAA/Aaa      Louisiana State Gas & Fuels Tax, 4.5%, 5/1/41          $  4,710,150
                                                                                    ------------
                                                                                    $  4,710,150
                                                                                    ------------
                             Massachusetts - 4.9%
20,000,000      AAA/Aaa      Massachusetts State Housing Finance Agency,
                               5.4%, 12/1/28                                        $ 20,399,200
 5,000,000      AA/Aa2       Massachusetts State Water Authority,
                               4.0%, 8/1/46                                            4,212,300
                                                                                    ------------
                                                                                    $ 24,611,500
                                                                                    ------------
                             Maryland - 1.1%
 3,400,000      AAA/Aaa      Baltimore Maryland Project Revenue,
                               5.0%, 7/1/24                                         $  3,633,682
 1,865,000      AAA/Aaa      Baltimore Maryland Project Revenue,
                               5.0%, 7/1/24                                            1,986,449
                                                                                    ------------
                                                                                    $  5,620,131
                                                                                    ------------
                             Michigan - 1.0%
 5,000,000      AA/Aa2       Michigan State Hospital Finance Authority,
                               5.5%, 11/15                                          $  5,158,100
                                                                                    ------------
                                                                                    $  5,158,100
                                                                                    ------------
                             Minnesota - 1.0%
 5,000,000      A-/A2        Minnesota Health Care Revenue,
                               5.75%, 11/15/32                                      $  5,273,350
                                                                                    ------------
                                                                                    $  5,273,350
                                                                                    ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal       S&P/Moody's
Amount          Ratings                                                                    Value
                             Mississippi - 1.1%
$5,500,000      AAA/Aaa      Harrison County Mississippi Wastewater,
                               4.75%, 2/1/27                                        $  5,585,690
                                                                                    ------------
                                                                                    $  5,585,690
                                                                                    ------------
                             Montana - 0.6%
 2,785,000      AAA/Aaa      Forsyth Montana Pollution Control Revenue,
                               5.0%, 3/1/31                                         $  2,857,856
                                                                                    ------------
                                                                                    $  2,857,856
                                                                                    ------------
                             North Carolina - 2.7%
12,000,000      BBB/Baa2     North Carolina Eastern Municipal Power,
                               6.0%, 1/1/22                                         $ 13,465,440
                                                                                    ------------
                                                                                    $ 13,465,440
                                                                                    ------------
                             North Dakota - 0.6%
 3,000,000      NR/Baa2      Grand Forks North Dakota Health Care Systems,
                               7.125%, 8/15/24                                      $  3,253,260
                                                                                    ------------
                                                                                    $  3,253,260
                                                                                    ------------
                             New York - 6.2%
 3,820,000      AAA/Aaa      Metropolitan Transportation Authority NY,
                               4.75%, 4/1/28                                        $  4,004,468
10,000,000      AAA/Aaa      New York NY City Municipal Finance Water & Sewer
                               Systems Revenue, 4.25%, 6/15/39                         9,134,500
 5,500,000      AA-/A1       New York State Dormitory Authority Revenue,
                               5.25%, 5/15/15                                          5,804,095
 1,425,000      AA-/A1       New York State Dormitory Authority Revenue,
                               7.5%, 5/15/11                                           1,538,345
 1,710,000      AA-/A1       New York State Dormitory Authority Revenue,
                               7.5%, 5/15/11                                           1,864,054
 5,250,000      AA-/A1       New York State Dormitory Authority Revenue,
                               7.5%, 5/15/13                                           6,145,230
 1,000,000      A/A2         New York State Urban Development Corp.,
                               5.125%, 7/1/21                                          1,043,910
 1,500,000      AA-/A1       Port Authority of NY & NJ, Ninety Third Series,
                               6.125%, 6/1/94                                          1,739,850
                                                                                    ------------
                                                                                    $ 31,274,452
                                                                                    ------------
                             Oklahoma - 1.3%
 5,590,000      AAA/Aaa      McGee Creek Authority Water Revenue,
                               6.0%, 1/1/23                                         $  6,378,637
                                                                                    ------------
                                                                                    $  6,378,637
                                                                                    ------------

  The accompanying notes are an integral part of these financial statements.  19

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal       S&P/Moody's
Amount          Ratings                                                                    Value
                             Pennsylvania - 4.7%
$10,000,000     AAA/Aaa      Lehigh County PA Industrial Development Authority
                               Pollution Control, 4.75%, 2/15/27                    $ 10,024,900
  5,000,000     AA-/Aa3      Pennsylvania State Higher Education,
                               6.0%, 1/15/31                                           5,334,850
  6,000,000     AA/Aa2       Philadelphia PA Hospital, 4.5%, 7/1/37                    5,597,160
  3,000,000     AAA/Aaa      Southeastern PA Transportation Authority PA,
                               4.75%, 3/1/29                                           2,991,750
                                                                                    ------------
                                                                                    $ 23,948,660
                                                                                    ------------
                             South Carolina - 7.3%
  1,000,000     A/A2         Dorchester, SC County School District,
                               5.25%, 12/1/29                                       $  1,035,990
  7,000,000     AA-/Aaa      Greenville, SC County School District,
                               5.5%, 12/1/28                                           7,538,650
 15,000,000     BBB/Baa2     Piedmont Municipal Power Agency, 5.25%, 1/1/21           15,200,850
  5,000,000     AAA/Aa1      Scago Educational Facilities Corp. For School
                               Project, 4.375%, 12/1/31                                4,679,750
  7,500,000     NR/NR        South Carolina Jobs Economic Development
                               Authority, 7.375%, 12/15/21                             8,430,825
                                                                                    ------------
                                                                                    $ 36,886,065
                                                                                    ------------
                             Texas - 5.7%
  2,245,000     AAA/Aaa      Austin Texas Utilities System Revenue,
                               12.5%, 11/15/07                                      $  2,316,750
  7,755,000     AAA/Aaa      Austin Texas Utility System Revenue,
                               12.5%, 11/15/07                                         8,001,609
  4,475,000     AAA/Aaa      Crowley Texas Independent School District,
                               3.5%, 8/1/36                                            3,509,027
  3,000,000     AAA/Aaa      Houston TX Independent School District,
                               4.75%, 2/15/22                                          3,041,850
  7,500,000     AAA/Aaa      Houston, TX Independent School District,
                               4.25%, 2/15/26                                          7,021,800
  5,000,000     AA/Aa1       San Antonio Texas Electricity & Gas, Series A,
                               4.5%, 2/1/21                                            4,949,700
                                                                                    ------------
                                                                                    $ 28,840,736
                                                                                    ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal       S&P/Moody's
Amount          Ratings                                                                    Value
                             Virginia - 1.6%
$2,500,000      AAA/Aaa      Loudoun County VA Sanitation Authority,
                               4.75%, 1/1/30                                        $  2,509,600
 3,085,000      AA+/Aa1      Virginia State Public School Revenue,
                               4.75%, 8/1/26                                           3,118,935
 2,235,000      AA+/Aa1      Virginia State Public School Revenue,
                               4.75%, 8/1/27                                           2,253,640
                                                                                    ------------
                                                                                    $  7,882,175
                                                                                    ------------
                             Washington - 4.4%
 5,755,000      AAA/Aaa      Centralia Washington Electric Revenue,
                               4.25%, 12/1/26                                       $  5,357,847
 3,016,000      AAA/NR       Seattle, WA Housing Authority, 6.6%, 8/20/38              3,124,093
 6,290,000      NR/NR        Vancouver WA Housing Authority, 5.65%, 3/1/31             6,294,214
 7,750,000      AAA/Aaa      Washington State, 4.5%, 7/1/23                            7,645,608
                                                                                    ------------
                                                                                    $ 22,421,762
                                                                                    ------------
                             West Virginia - 3.2%
12,055,000      NR/A2        West VA State Hospital Finance Authority,
                               6.75%, 9/1/30                                        $ 13,146,461
 2,945,000      NR/A2        West VA State Hospital Finance Authority,
                               6.75%, 9/1/30                                           3,165,080
                                                                                    ------------
                                                                                    $ 16,311,541
                                                                                    ------------
                             TOTAL MUNICIPAL BONDS
                             (Cost $462,781,949)                                    $492,522,410
                                                                                    ------------
   Shares                    TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.3%
 6,373,273                   Blackrock Liquidity Funds MuniFund Portfolio           $  6,373,273
                                                                                    ------------
                             TOTAL TAX EXEMPT MONEY MARKET
                             MUTUAL FUND
                             (Cost $6,373,273)                                      $  6,373,273
                                                                                    ------------
                             TOTAL INVESTMENT IN SECURITIES - 98.7%
                             (Cost $469,155,222) (a)                                $498,895,683
                                                                                    ------------
                             OTHER ASSETS AND LIABILITIES - 1.3%                    $  6,690,285
                                                                                    ------------
                             TOTAL NET ASSETS - 100.0%                              $505,585,968
                                                                                    ============

(a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $465,430,514 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $38,046,075
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (4,580,906)
                                                                               -----------
      Net unrealized gain                                                      $33,465,169
                                                                               ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2007 aggregated $50,618,670 and $45,800,177, respectively.


The accompanying notes are an integral part of these financial statements.   21

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (cost $469,155,222)                      $498,895,683
  Receivables -
    Fund shares sold                                                     628,356
    Interest                                                           7,335,311
    Due from Pioneer Investment Management, Inc.                           4,445
  Other                                                                   52,412
                                                                    ------------
     Total assets                                                   $506,916,207
                                                                    ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                         $    343,205
    Dividends                                                            727,055
  Due to bank                                                            167,505
  Due to affiliates                                                       23,077
  Accrued expenses                                                        69,397
                                                                    ------------
     Total liabilities                                              $  1,330,239
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $468,804,102
  Undistributed net investment income                                  4,051,196
  Accumulated net realized gain on investments                         2,990,209
  Net unrealized gain on investments                                  29,740,461
                                                                    ------------
     Total net assets                                               $505,585,968
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $461,909,554/33,580,195 shares)                 $      13.76
                                                                    ============
  Class B (based on $7,060,626/516,204 shares)                      $      13.68
                                                                    ============
  Class C (based on $10,562,819/772,507 shares)                     $      13.67
                                                                    ============
  Class Y (based on $26,052,969/1,896,502 shares)                   $      13.74
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($13.76 [divided by] 95.5%)                               $      14.41
                                                                    ============

22  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Interest                                                               $ 13,338,683
                                                                         ------------
EXPENSES:
  Management fees                                        $1,195,169
  Transfer agent fees and expenses
    Class A                                                 123,828
    Class B                                                   2,523
    Class C                                                   1,425
    Class Y                                                     183
  Distribution fees
    Class A                                                 587,046
    Class B                                                  32,907
    Class C                                                  38,266
  Administrative reimbursements                              56,657
  Custodian fees                                              7,806
  Registration fees                                          13,340
  Professional fees                                          39,161
  Printing expense                                           11,864
  Fees and expenses of nonaffiliated trustees                 6,014
  Miscellaneous                                              27,263
                                                         ----------
     Total expenses                                                      $  2,143,452
     Less management fees waived and expenses
       reimbursed by Pioneer Investment
       Management, Inc.                                                       (50,406)
     Less fees paid indirectly                                                 (6,228)
                                                                         ------------
     Net expenses                                                        $  2,086,818
                                                                         ------------
       Net investment income                                             $ 11,251,865
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments:                                      $  3,014,280
                                                                         ------------
  Change in net unrealized loss on investments:                          $(16,437,194)
                                                                         ------------
  Net loss on investments                                                $(13,422,914)
                                                                         ------------
  Net decrease in net assets resulting from operations                   $ (2,171,049)
                                                                         ============

  The accompanying notes are an integral part of these financial statements.  23

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively


                                                           Six Months
                                                              Ended
                                                             6/30/07        Year Ended
                                                           (unaudited)       12/31/06
FROM OPERATIONS:
Net investment income                                   $  11,251,865    $  22,734,271
Net realized gain on investments                            3,014,280        2,726,785
Change in net unrealized loss on investments              (16,437,194)         (28,272)
                                                        -------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                    $  (2,171,049)   $  25,432,784
                                                        -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.30 and $0.61 per share, respectively)   $  (9,935,580)   $  (2,201,057)
    Class B ($0.24 and $0.52 per share, respectively)        (113,229)        (145,477)
    Class C ($0.24 and $0.52 per share, respectively)        (133,156)        (110,633)
    Investor Class ($0.00 and $0.61 per share,
     respectively)                                                  -      (19,583,608)
    Class Y ($0.32 and $0.11 per share, respectively)        (621,703)        (210,826)
Net realized gain:
    Class A ($0.00 and $0.12 per share, respectively)               -         (284,531)
    Class B ($0.00 and $0.12 per share, respectively)               -          (40,966)
    Class C ($0.00 and $0.12 per share, respectively)               -          (39,163)
    Investor Class ($0.00 and $0.12 per share,
     respectively)                                                  -       (3,847,599)
                                                        -------------    -------------
     Total distributions to shareowners                 $ (10,803,668)   $ (26,463,860)
                                                        -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  29,183,191    $  38,870,551
Shares issued in reorganization                                     -       30,236,184
Reinvestment of distributions                               6,576,373       17,919,661
Cost of shares repurchased                                (29,094,798)     (57,016,681)
                                                        -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                            $   6,664,766    $  30,009,715
                                                        -------------    -------------
    Net increase (decrease) in net assets               $  (6,309,951)   $  28,978,639
NET ASSETS:
Beginning of period                                       511,895,919      482,917,280
                                                        -------------    -------------
End of year period                                      $ 505,585,968    $ 511,895,919
                                                        =============    =============
Undistributed net investment income                     $   4,051,196    $   3,602,999
                                                        =============    =============

24  The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      '07 Shares     '07 Amount       '06 Shares       '06 Amount
                                     (unaudited)    (unaudited)
CLASS A
Shares sold                           1,515,587    $  21,204,881       2,025,657     $   28,539,895
Shares issued in reorganization               -                -          98,279          1,392,613
Shares converted from
  Investor Class                              -                -      30,999,492        439,882,794
Reinvestment of distributions           462,402        6,472,020         145,398          2,054,522
Less shares repurchased              (1,779,738)     (24,947,496)     (1,021,695)       (14,394,637)
                                     ----------    -------------     -----------     --------------
    Net increase                        198,251    $   2,729,405      32,247,131     $  457,475,187
                                     ==========    =============     ===========     ==============
CLASS B
Shares sold                              96,874    $   1,351,598         191,872     $    2,692,447
Shares issued in reorganization               -                -         112,188          1,580,730
Reinvestment of distributions             3,292           45,776           4,377             61,536
Less shares repurchased                 (28,026)        (391,120)        (32,708)          (459,551)
                                     ----------    -------------     -----------     --------------
    Net increase                         72,140    $   1,006,254         275,729     $    3,875,162
                                     ==========    =============     ===========     ==============
CLASS C
Shares sold                             406,150    $   5,637,635         370,308     $    5,198,722
Shares issued in reorganization               -                -             698              9,834
Reinvestment of distributions             4,139           57,411           4,462             62,550
Less shares repurchased                 (58,100)        (808,392)        (39,415)          (553,207)
                                     ----------    -------------     -----------     --------------
    Net increase                        352,189    $   4,886,654         336,053     $    4,717,899
                                     ==========    =============     ===========     ==============
INVESTOR CLASS
Shares sold                                   -    $           -          34,478     $      480,714
Reinvestment of distributions                 -                -       1,122,348         15,740,657
Shares converted to Class A
  shares                                      -                -     (31,150,072)      (439,882,794)
Less shares repurchased                       -                -      (2,944,771)       (41,235,859)
                                     ----------    -------------     -----------     --------------
    Net decrease                              -    $           -     (32,938,017)    $ (464,897,282)
                                     ==========    =============     ===========     ==============
CLASS Y
Shares sold                              70,552    $     989,077         138,894     $    1,958,773
Shares issued in reorganization               -                -       1,923,289         27,253,007
Reinvestment of distributions                83            1,166              29                396
Less shares repurchased                (209,942)      (2,947,790)        (26,403)          (373,427)
                                     ----------    -------------     -----------     --------------
    Net increase (decrease)            (139,307)   $  (1,957,547)      2,035,809     $   28,838,749
                                     ==========    =============     ===========     ==============

  The accompanying notes are an integral part of these financial statements.  25

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended
                                                    6/30/07      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                  (unaudited)     12/31/06      12/31/05     12/31/04 (a)   12/31/03      12/31/02
CLASS A
Net asset value, beginning of period               $   14.11      $   14.13     $   14.38     $   14.45     $   14.46    $    13.98
                                                   ---------      ---------     ---------     ---------     ---------     ---------
Increase (decrease) from investment operations:
 Net investment income                             $    0.31      $    0.53     $    0.54     $    0.61(b)  $    0.66    $     0.66
 Net realized and unrealized gain (loss)
  on investments                                       (0.36)          0.18          0.14          0.14          0.13          0.69
                                                   ---------      ---------     ---------     ---------     ---------     ---------
  Net increase (decrease) from investment
   operations                                      $   (0.05)     $    0.71     $    0.68     $    0.75     $    0.79    $     1.35
Distributions to shareowners:
 Net investment income                                 (0.30)         (0.61)        (0.64)        (0.60)        (0.63)        (0.64)
 Net realized gain                                         -          (0.12)        (0.29)        (0.22)        (0.17)        (0.23)
                                                   ---------      ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value         $   (0.35)     $   (0.02)    $   (0.25)    $   (0.07)    $   (0.01)   $     0.48
                                                   ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                     $   13.76      $   14.11     $   14.13     $   14.38     $   14.45     $   14.46
                                                   =========      =========     =========     =========     =========     =========
Total return*                                          (0.38)%         5.20%         4.81%         5.40%         5.66%         9.99%
Ratio of net expenses to average net assets+            0.83%**        0.86%         0.87%         0.91%         0.87%         0.89%
Ratio of net investment income to average
 net assets+                                            4.47%**        4.48%         4.42%         4.25%         4.58%         4.74%
Portfolio turnover rate                                   18%**           8%           12%            7%           20%           19%
Net assets, end of period (in thousands)           $ 461,910      $ 471,084     $  16,033     $     227     $   6,538    $    3,787
Ratios with no waiver of management fees
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                           0.85%**        0.96%         1.16%         0.91%         0.87%         0.89%
 Net investment income                                  4.45%**        4.38%         4.13%         4.25%         4.58%         4.74%
Ratios with waiver of management fees
 by PIM and reduction for fees paid indirectly:
 Net expenses                                           0.82%**        0.86%         0.87%         0.91%         0.87%         0.89%
 Net investment income                                  4.48%**        4.48%         4.42%         4.25%         4.58%         4.74%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  26

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended
                                                    6/30/07      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                  (unaudited)     12/31/06      12/31/05     12/31/04 (a)   12/31/03      12/31/02
CLASS B
Net asset value, beginning of period               $   14.03      $   14.07     $   14.34     $   14.42     $   14.42    $    13.95
                                                   ---------      ---------     ---------     ---------     ---------    ----------
Increase (decrease) from investment operations:
 Net investment income                             $    0.24      $    0.46     $    0.45     $    0.49(b)  $    0.55    $     0.55
 Net realized and unrealized gain (loss)
  on investments                                       (0.35)          0.14          0.12          0.14          0.14          0.68
                                                   ---------      ---------     ---------     ---------     ---------    ----------
  Net increase (decrease) from investment
   operations                                      $   (0.11)     $    0.60     $    0.57     $    0.63     $    0.69    $     1.23
Distributions to shareowners:
 Net investment income                                 (0.24)         (0.52)        (0.55)        (0.49)        (0.52)        (0.53)
 Net realized gain                                         -          (0.12)        (0.29)        (0.22)        (0.17)        (0.23)
                                                   ---------      ---------     ---------     ---------     ---------    ----------
Net increase (decrease) in net asset value         $   (0.35)     $   (0.04)    $   (0.27)    $   (0.08)    $       -    $     0.47
                                                   ---------      ---------     ---------     ---------     ---------    ----------
Net asset value, end of period                     $   13.68      $   14.03     $   14.07     $   14.34     $   14.42    $    14.42
                                                   =========      =========     =========     =========     =========    ==========
Total return*                                          (0.82)%         4.36%         4.02%         4.52%         4.93%         9.07%
Ratio of net expenses to average net assets+            1.62%**        1.69%         1.41%         1.70%         1.66%         1.68%
Ratio of net investment income to average
 net assets+                                            3.68%**        3.62%         3.90%         3.49%         3.78%         3.86%
Portfolio turnover rate                                   18%**           8%           12%            7%           20%           19%
Net assets, end of period (in thousands)           $   7,061      $   6,228     $   2,369     $      10     $   3,141    $    2,494
Ratios with no waiver of management fees
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                           1.62%**        1.69%         1.68%         1.70%         1.66%         1.68%
 Net investment income                                  3.68%**        3.62%         3.63%         3.49%         3.78%         3.86%
Ratios with waiver of management fees
 by PIM and reduction for fees paid indirectly:
 Net expenses                                           1.62%**        1.69%         1.41%         1.70%         1.66%         1.68%
 Net investment income                                  3.68%**        3.62%         3.90%         3.49%         3.78%         3.86%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/07     Year Ended   Year Ended     Year Ended   10/01/03 (b)
                                                           (unaudited)    12/31/06     12/31/05     12/31/04 (a)  to 12/31/03
CLASS C
Net asset value, beginning of period                         $  14.02      $ 14.04      $  14.34      $  14.42      $  14.45
                                                             --------      -------      --------      --------      --------
Increase (decrease) from investment operations:
 Net investment income                                       $   0.20      $  0.44      $   0.44      $   0.47(c)   $   0.16
 Net realized and unrealized gain (loss)
  on investments                                                (0.31)        0.18          0.09          0.14          0.04
                                                             --------      -------      --------      --------      --------
  Net increase (decrease) from investment operations         $  (0.11)     $  0.62      $   0.53      $   0.61      $   0.20
Distributions to shareowners:
 Net investment income                                          (0.24)       (0.52)        (0.54)         (0.47)       (0.13)
 Net realized gain                                                  -        (0.12)        (0.29)         (0.22)       (0.10)
                                                             --------      -------      --------      --------      --------
Net decrease in net asset value                              $  (0.35)     $ (0.02)     $  (0.30)     $  (0.08)     $  (0.03)
                                                             --------      -------      --------      --------      --------
Net asset value, end of period                               $  13.67      $ 14.02      $  14.04      $  14.34      $  14.42
                                                             ========      =======      ========      ========      ========
Total return*                                                   (0.80)%       4.52%         3.78%         4.38%         1.40%^
Ratio of net expenses to average net assets+                     1.57%**      1.65%         1.38%         1.84%         1.87%**
Ratio of net investment income to average
 net assets+                                                     3.68%**      3.58%         3.87%         3.35%         4.36%**
Portfolio turnover rate                                            18%**         8%           12%            7%           20%
Net assets, end of period (in thousands)                     $ 10,563      $ 5,891      $  1,183      $     10      $    100
Ratios assuming no waiver of management fees
 and assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                                    1.57%**      1.65%         1.63%         1.84%        43.13%**
 Net investment income                                           3.68%**      3.58%         3.62%         3.35%       (36.90)%**
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                    1.57%**      1.65%         1.38%         1.84%         1.87%**
 Net investment income                                           3.68%**      3.58%         3.87%         3.35%         4.36%**

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b)  Initial issue date of Class C Shares.
(c) Net investment income per share has been calculated using the average shares method.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
^    Not annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended
                                                         6/30/07        11/10/06 to
                                                       (unaudited)      12/31/06 (a)
CLASS Y
Net asset value, beginning of period                    $    14.09       $    14.17
                                                        ----------       ----------
Increase (decrease) from investment operations:
  Net investment income                                 $     0.34       $     0.09
  Net realized and unrealized loss on investments            (0.37)           (0.06)
                                                        ----------       ----------
   Net increase (decrease) from investment operations   $    (0.03)      $     0.03
Distributions to shareowners:
  Net investment income                                      (0.32)           (0.11)
                                                        ----------       ----------
Net decrease in net asset value                         $    (0.35)      $    (0.08)
                                                        ----------       ----------
Net asset value, end of period                          $    13.74       $    14.09
                                                        ==========       ==========
Total return*                                                (0.24)%           0.21%(b)
Ratio of net expenses to average net assets+                  0.54%**          0.60%**
Ratio of net investment income to average net assets+         4.75%**          4.49%**
Portfolio turnover rate                                         18%**             8%**
Net assets, end of period (in thousands)                $   26,053       $   28,693
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                0.54%**          0.60%**
  Net investment income                                       4.75%**          4.49%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                0.54%**          0.60%**
  Net investment income                                       4.75%**          4.49%**


(a)  Class Y Shares were first publicly offered November 10, 2006.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  29

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer AMT-Free Municipal Fund (the Fund) (effective January 20, 2006, the Fund changed its name from Pioneer Municipal Bond Fund to Pioneer AMT-Free Municipal
Fund) is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.

The Trustees have authorized the issuance of four classes of shares of the Fund. The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. As planned on December 10, 2006, Investor Class shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks are contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the exchange. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available market quotations are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2007, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Discount and premium on debt securities are accreted or amortized, respectively daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                        2006
--------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                                    $22,066,033
Ordinary income                                          228,114
Long-term capital gain                                 4,169,713
                                                     -----------
  Total                                              $26,463,860
                                                     ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006:

--------------------------------------------------------------------------------
                                                        2006
--------------------------------------------------------------------------------
Capital loss carryforward from merger with Pioneer
 Florida Tax-Free Income Fund                        $   (24,071)
Current year dividend payable                           (121,709)
Unrealized appreciation                               49,902,363
                                                     -----------
  Total                                              $49,756,583
                                                     ===========
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $24,074 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2007.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

2.   Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; and 0.40% of the excess over $750 million. For the six months ended June 30, 2007, the net management fee was equivalent to 0.47% of average daily net assets.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.82%, 1.72% and 1.72% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2008.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $13,720 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $2,098 in transfer agent fees payable to PIMSS at June 30, 2007.

4.   Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (except Class Y shares) (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $7,259 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2007, CDSCs in the amount of $4,585 were paid to PFD.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2007, the Fund's expenses were reduced $6,228 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2007, the Fund had no borrowings under this agreement.

7.   New Pronouncements

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer AMT-Free Municipal Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                      Vice President
Margaret B.W. Graham                            Vincent Nave, Treasurer
Thomas J. Perna                                 Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                     GROWTH
                                     LEADERS
                                      FUND

                                      LRPSX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     6/30/07

                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                              2

Portfolio Management Discussion                                    4

Portfolio Summary                                                  8

Prices and Distributions                                           9

Performance Update                                                10

Comparing Ongoing Fund Expenses                                   13

Schedule of Investments                                           15

Financial Statements                                              19

Notes to Financial Statements                                     27

Trustees, Officers and Service Providers                          33

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

The U.S. equity market produced solid results during the first half of 2007, aided by the sustained economic expansion and surprisingly strong corporate profit growth. In the following interview, L. Roy Papp and Rosellen C. Papp of
L. Roy Papp & Associates, LLP, the Fund's subadvisor, who are responsible for the management of Pioneer Growth Leaders Fund, discuss the factors that influenced Fund performance during the six months ended June 30, 2007.

Q:   How did the Fund perform during the first half of 2007?

A: Pioneer Growth Leaders Fund's Class A shares generated a total return of 5.53%, at net asset value, for the six months ended June 30, 2007. For the same period, the Russell 1000[RegTM] Growth Index gained 8.13%, while the average return of the 843 funds in Lipper's Large Cap Core category was 6.94%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the six months?

A: Strong corporate earnings growth played a major role in the healthy returns in the domestic equity market. At the start of 2007, investors were not looking forward to significant growth in either gross domestic product
     (GDP) or corporate profits. GDP actually did decelerate to just 0.7% growth in the year's first quarter, after growing at a 2.5% rate in the final quarter of 2006. However, earnings continued to climb at the start of the year, encouraging investors to bid up stock prices. For the six months ended June 30, 2007, Standard & Poor's 500 Index (the S&P 500) - often used as a gauge of the overall U.S. stock market - rose by 6.96%. That pace, on an annualized basis, is slightly higher than the long-term 10% to 12% average range of returns in the equity market. Larger-company stocks generally did not do as well as mid-cap stocks, whose performance was helped

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     by restructuring and merger-and-acquisition activity that resulted in a number of mid-cap companies being acquired by private equity groups and hedge funds.

     A major element in the takeover trend is that many of the acquisition targets are poorer-quality companies with weak fundamentals and low stock prices. Those corporations are often seen as candidates for extensive restructuring under new ownership. Those poorer-quality companies are not the type of corporations in which we invest. We like corporations with solid balance sheets, steady earnings growth, healthy cash flow and experienced managements. Often, we invest in those higher-quality companies when opportunities arise, such as when their stock prices have fallen to attractive levels that we believe are inconsistent with the companies' longer-term prospects. We tend to emphasize companies that are the beneficiaries of longer-term secular trends - such as technology companies contributing products that enhance productivity or health care companies that are well positioned to serve the needs of an aging population. We tend to de-emphasize highly cyclical companies.

Q:   What changes did you make to the Fund's holdings during the six months?

A: We established positions in several companies, including American Express and O'Reilly Auto Parts. American Express, which already has established a presence in the global marketplace, appears particularly well positioned as consumers' credit card usage continues to rise. O'Reilly had a recent earnings disappointment that caused its stock price to slip to an attractive valuation. We saw a buying opportunity to establish a position in a company with an excellent long-term record and a strong management team.

     While we added American Express and O'Reilly, we sold our position in EMC, a leader in information storage technology, after the stock rebounded and rose to our target price. We also sold our investment in biotechnology company Amgen as part of a repositioning of our health care portfolio. We have moved away from the pure pharmaceutical companies to focus more on developing a portfolio of niche companies. Although we have lightened up somewhat on our exposure to health care companies,

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

     the sector continues to be an area of emphasis and we have maintained positions in pharmacy benefits managers and health care retailers, such as Walgreen's, and suppliers of specialized products, such as Techne, which produces proteins for medical labs.

Q:   What were some of the investments that most influenced fund performance?

A: Several holdings performed particularly well. Pharmacy benefits manager Medco rose by 40% during the six months. Information technology companies Intel and Linear Technology - both semiconductor producers - rebounded during the six months after underperforming in the prior period. At the same time, First Data, an automated data processing firm specializing in financial transactions, was bought out by a private equity group at a good profit to the Fund.

     T. Rowe Price, a mutual fund and asset management company, continued to deliver strong results as its earnings grew along with its asset growth, especially in the retirement market. However, State Street Bank, another longer-term holding in the related businesses of financial custody and record-keeping, did not fare as well. Investors were worried that State Street was paying too much in acquiring a smaller company in the same businesses, Investors Financial. However, we believed the acquisition would in the long run make State Street a stronger player in an industry with outstanding growth potential. Also underperforming were technology leaders Cisco Systems, Microsoft and Adobe Systems, and global money transfer processor Western Union - all companies whose long-term outlooks continue to impress us.

Q:   What is your investment outlook?

A: We believe that corporate earnings should continue to do well, especially for those companies that conduct substantial business overseas and therefore are more directly exposed to the rapidly expanding global economy. While the stock market has done well this year, the S&P 500 has only recently approached the levels seen back in the Year 2000, yet corporate earnings are significantly higher. As a result, we think valuations remain attractive for many of the higher-quality companies that we emphasize.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     We believe a key to the domestic economy will be employment. The job market has been very strong, and employment may be the main factor affecting consumer spending, which is a major driver of the overall economy. If the job market remains healthy and unemployment stays low, we believe the U.S. economy should do well and corporate profits should continue to rise.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was depicted as a pie chart in the printed material.]

U.S. Common Stocks                                      90.5%
Temporary Cash Investments                               4.9%
Depositary Receipts for International Stocks             4.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was depicted as a pie chart in the printed material.]

Information Technology                                  25.0%
Industrials                                             19.2%
Health Care                                             14.5%
Consumer Discretionary                                  14.2%
Financials                                              12.9%
Consumer Staples                                        10.7%
Energy                                                   3.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Intel Corp.                                    4.95%
    2.   Microsoft Corp.                                4.91
    3.   Canadian National Railway Co.                  4.79
    4.   Target Corp.                                   4.79
    5.   State Street Corp.                             4.69
    6.   General Electric Co.                           4.53
    7.   T. Rowe Price Associates, Inc.                 4.46
    8.   Medtronic, Inc.                                4.46
    9.   Techne Corp.                                   4.46
   10.   Walgreen Co.                                   4.21

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

                Class       6/30/07       12/31/06
               -------     ---------     ---------
                   A         $15.83        $15.00
                   B         $14.92        $14.21
                   C         $14.76        $14.10

Distributions Per Share
--------------------------------------------------------------------------------

                                     1/1/07 - 6/30/07
                        ------------------------------------------
                                       Short-Term      Long-Term
                 Class   Dividends   Capital Gains   Capital Gains
                ------- ----------- --------------- --------------
                   A         $ -           $ -             $ -
                   B         $ -           $ -             $ -
                   C         $ -           $ -             $ -


--------------------------------------------------------------------------------
INDEX DEFINITION
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund at public offering price, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                                      Net Asset    Public Offering
Period                               Value (NAV)     Price (POP)
 10 Years                               3.50%           2.89%
 5 Years                                5.56            4.31
 1 Year                                13.69            7.17
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                        Gross            Net
                                        1.65%           1.65%
--------------------------------------------------------------------------------

[The following data was depicted as a mountain chart in the printed material.]


                Pioneer Growth            Russell 1000
                 Leaders Fund             Growth Index
6/97                 9,425                   10,000
                    11,527                   13,139
6/99                13,514                   16,722
                    15,653                   21,013
6/01                12,080                   13,412
                    10,145                    9,859
6/03                 9,907                   10,149
                    11,104                   11,964
6/05                11,268                   12,165
                    11,695                   12,909
6/07                13,296                   15,367

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Papp Stock Fund on February 20, 2004. The performance of Class A shares of the Fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                                         If          If
Period                                  Held      Redeemed
10 Years                                2.52%       2.52%
5 Years                                 4.35        4.35
1 Year                                 12.45        9.18
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                        Gross          Net
                                        2.82%       2.82%
--------------------------------------------------------------------------------

[The following data was depicted as a mountain chart in the printed material.]

                Pioneer Growth            Russell 1000
                 Leaders Fund             Growth Index
6/97                10,000                   10,000
                    12,139                   13,139
6/99                14,126                   16,722
                    16,240                   21,013
6/01                12,438                   13,412
                    10,368                    9,859
6/03                10,048                   10,149
                    11,156                   11,964
6/05                11,111                   12,165
                    11,409                   12,909
6/07                12,829                   15,367

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Papp Stock Fund on February 20, 2004. The performance of Class B shares of the Fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Leaders Fund, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                                         If          If
Period                                  Held      Redeemed
10 Years                                2.45%       2.45%
5 Years                                 4.21        4.21
1 Year                                 12.01       12.01
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                        Gross        Net
                                        2.93%       2.93%
--------------------------------------------------------------------------------

[The following data was depicted as a mountain chart in the printed material.]


                Pioneer Growth            Russell 1000
                 Leaders Fund             Growth Index
6/97                10,000                   10,000
                    12,139                   13,139
6/99                14,126                   16,722
                    16,240                   21,013
6/01                12,438                   13,412
                    10,368                    9,859
6/03                10,048                   10,149
                    11,123                   11,964
6/05                11,084                   12,165
                    11,377                   12,909
6/07                12,743                   15,367

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Leaders Fund was created through the reorganization of the predecessor Papp Stock Fund on February 20, 2004.The performance of Class C shares of the fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Leaders Fund

Based on actual returns from January 1, 2007 through June 30, 2007.

Share Class                             A              B              C              R
--------------------------------------------------------------------------------------------
Beginning Account Value             $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/07
Ending Account Value                $1,055.30      $1,050.00      $1,046.80      $1,069.40
On 6/30/07
Expenses Paid During Period*        $    7.29      $   12.45      $   15.94      $    7.72

* Expenses are equal to the Fund's annualized expense ratio of 1.43%, 2.45%, 3.14% and 8.51%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (except for Class R which was 32/365) (to reflect the one-half year period).

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Leaders Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2007 through June 30, 2007.

Share Class                             A              B              C              R
--------------------------------------------------------------------------------------------
Beginning Account Value             $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/07
Ending Account Value                $1,017.70      $1,012.65      $1,009.22      $  996.92
On 6/30/07
Expenses Paid During Period*        $    7.15      $   12.23      $   15.64      $    7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.43%, 2.45%, 3.14% and 8.51%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (except for Class R which was 32/365) (to reflect the one-half year period).

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                             Value
              COMMON STOCKS - 99.3%
              Energy - 3.5%
              Integrated Oil & Gas - 3.5%
   15,400     Chevron Corp.                                                     $ 1,297,296
                                                                                -----------
              Total Energy                                                      $ 1,297,296
                                                                                -----------
              Capital Goods - 8.9%
              Aerospace & Defense - 1.3%
    7,000     United Technologies Corp.                                         $   496,510
                                                                                -----------
              Industrial Conglomerates - 7.6%
   13,200     3M Co.                                                            $ 1,145,628
   44,000     General Electric Co.                                                1,684,320
                                                                                -----------
                                                                                $ 2,829,948
                                                                                -----------
              Total Capital Goods                                               $ 3,326,458
                                                                                -----------
              Transportation - 10.2%
              Air Freight & Couriers - 5.4%
   34,000     Expeditors International of Washington, Inc.                      $ 1,404,200
    8,500     United Parcel Service                                                 620,500
                                                                                -----------
                                                                                $ 2,024,700
                                                                                -----------
              Railroads - 4.8%
   35,000     Canadian National Railway Co.                                     $ 1,782,550
                                                                                -----------
              Total Transportation                                              $ 3,807,250
                                                                                -----------
              Consumer Durables & Apparel - 1.4%
              Apparel, Accessories & Luxury Goods - 1.4%
   11,000     Coach, Inc.*                                                      $   521,290
                                                                                -----------
              Total Consumer Durables & Apparel                                 $   521,290
                                                                                -----------
              Consumer Services - 2.8%
              Leisure Facilities - 2.8%
   20,000     International Speedway Corp.                                      $ 1,054,200
                                                                                -----------
              Total Consumer Services                                           $ 1,054,200
                                                                                -----------
              Media - 4.0%
              Advertising - 4.0%
   28,000     Omnicom Group                                                     $ 1,481,760
                                                                                -----------
              Total Media                                                       $ 1,481,760
                                                                                -----------

  The accompanying notes are an integral part of these financial statements. 15

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                                             Value
              Retailing - 5.9%
              Automotive Retail - 1.2%
   12,000     O'Reilly Automotive, Inc.*(b)                                     $   438,600
                                                                                -----------
              General Merchandise Stores - 4.7%
   28,000     Target Corp.                                                      $ 1,780,800
                                                                                -----------
              Total Retailing                                                   $ 2,219,400
                                                                                -----------
              Food & Drug Retailing - 5.3%
              Drug Retail - 4.2%
   36,000     Walgreen Co.                                                      $ 1,567,440
                                                                                -----------
              Food Distributors - 1.1%
   12,500     Sysco Corp.                                                       $   412,375
                                                                                -----------
              Total Food & Drug Retailing                                       $ 1,979,815
                                                                                -----------
              Food Beverage & Tobacco - 1.7%
              Soft Drinks - 1.7%
   10,000     PepsiCo, Inc.                                                     $   648,500
                                                                                -----------
              Total Food Beverage & Tobacco                                     $   648,500
                                                                                -----------
              Household & Personal Products - 3.6%
              Household Products - 3.6%
   22,000     Clorox Co.                                                        $ 1,366,200
                                                                                -----------
              Total Household & Personal Products                               $ 1,366,200
                                                                                -----------
              Health Care Equipment & Services - 6.5%
              Health Care Equipment - 4.4%
   32,000     Medtronic, Inc.                                                   $ 1,659,520
                                                                                -----------
              Health Care Services - 2.1%
    9,828     Medco Health Solutions, Inc.*                                     $   766,486
                                                                                -----------
              Total Health Care Equipment & Services                            $ 2,426,006
                                                                                -----------
              Pharmaceuticals & Biotechnology - 8.0%
              Life Sciences Tools & Services - 4.4%
   29,000     Techne Corp.*                                                     $ 1,659,090
                                                                                -----------
              Pharmaceuticals - 3.6%
   21,500     Johnson & Johnson                                                 $ 1,324,830
                                                                                -----------
              Total Pharmaceuticals & Biotechnology                             $ 2,983,920
                                                                                -----------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                             Value
              Diversified Financials - 12.8%
              Asset Management & Custody Banks - 11.8%
   16,000     Northern Trust Corp.                                              $ 1,027,840
   25,500     State Street Corp.                                                  1,744,200
   32,000     T. Rowe Price Associates, Inc.                                      1,660,480
                                                                                -----------
                                                                                $ 4,432,520
                                                                                -----------
              Consumer Finance - 1.0%
    5,900     American Express Co.                                              $   360,962
                                                                                -----------
              Total Diversified Financials                                      $ 4,793,482
                                                                                -----------
              Software & Services - 10.0%
              Application Software - 2.4%
   22,600     Adobe Systems, Inc.*                                              $   907,390
                                                                                -----------
              Data Processing & Outsourced Services - 2.7%
   49,000     CA Western Union Co.*                                             $ 1,020,670
                                                                                -----------
              Systems Software - 4.9%
   62,000     Microsoft Corp.                                                   $ 1,827,140
                                                                                -----------
              Total Software & Services                                         $ 3,755,200
                                                                                -----------
              Technology Hardware & Equipment - 3.4%
              Communications Equipment - 3.4%
   46,000     Cisco Systems, Inc.*                                              $ 1,281,100
                                                                                -----------
              Total Technology Hardware & Equipment                             $ 1,281,100
                                                                                -----------
              Semiconductors - 11.4%
   77,500     Intel Corp.                                                       $ 1,841,400
   41,000     Linear Technology Corp. (b)                                         1,483,380
   25,000     Microchip Technology                                                  926,000
                                                                                -----------
                                                                                $ 4,250,780
                                                                                -----------
              Total Semiconductors                                              $ 4,250,780
                                                                                -----------
              TOTAL COMMON STOCKS
              (Cost $17,739,782)                                                $37,192,657
                                                                                -----------

 The accompanying notes are an integral part of these financial statements.  17

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                                             Value
              TEMPORARY CASH INVESTMENT - 5.2%
1,933,745     Securities Lending Investment Fund, 5.28%                         $ 1,933,745
                                                                                -----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $1,933,745)                                                 $ 1,933,745
                                                                                -----------
              TOTAL INVESTMENT IN SECURITIES - 104.5%
              (Cost $19,673,527) (a)                                            $39,126,402
                                                                                -----------
              OTHER ASSETS AND LIABILITIES - (4.5)%                             $(1,684,187)
                                                                                -----------
              TOTAL NET ASSETS - 100.0%                                         $37,442,215
                                                                                ===========

*    Non-income producing security.

(a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $19,673,526 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $19,452,875
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                                   -
                                                                                -----------
       Net unrealized gain                                                      $19,452,875
                                                                                ===========

(b)  At June 30, 2007, the following securities were out on loan:

     Shares          Security                                                         Value
     40,590          Linear Technology Corp.                                     $1,468,546
     11,440          O'Reilly Automotive, Inc.*                                     418,132
                                                                                 ----------
                     Total                                                       $1,886,678
                                                                                 ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2007 aggregated $3,372,005 and $8,587,671, respectively.

18  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $1,886,678) (cost $19,673,527)                                              $39,126,402
  Cash                                                                              214,659
  Receivables -
    Investment securities sold                                                       57,838
    Fund shares sold                                                                  2,114
    Dividends                                                                        31,995
  Other                                                                               3,714
                                                                                -----------
      Total assets                                                              $39,436,722
                                                                                -----------
LIABILITIES:
  Payables -
    Fund shares repurchased                                                     $    10,666
    Upon return of securities loaned                                              1,933,745
                                                                                     34,829
  Accrued expenses                                                                   34,829
                                                                                -----------
     Total liabilities                                                          $ 1,994,507
                                                                                -----------
NET ASSETS:
  Paid-in capital                                                               $11,190,648
  Accumulated net investment loss                                                   (22,049)
  Accumulated net realized gain on investments                                    6,820,741
  Net unrealized gain on investments                                             19,452,875
                                                                                -----------
     Total net assets                                                           $37,442,215
                                                                                ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $35,963,265/2,271,319 shares)                               $     15.83
                                                                                ===========
  Class B (based on $1,071,886/71,857 shares)                                   $     14.92
                                                                                ===========
  Class C (based on $407,064/27,578 shares)                                     $     14.76
                                                                                ===========
MAXIMUM OFFERING PRICE:
  Class A ($15.83 [divided by] 94.25%)                                          $     16.80
                                                                                ===========

  The accompanying notes are an integral part of these financial statements. 19

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,986)                              $267,962
  Interest                                                                            1,861
  Income from securities loaned, net                                                  1,247
                                                                                   --------
      Total investment income                                                                    $   271,070
                                                                                                 -----------
EXPENSES:
  Management fees                                                                  $152,689
  Transfer agent fees and expenses
    Class A                                                                          35,904
    Class B                                                                           2,796
    Class C                                                                           2,440
    Class R                                                                               8
  Distribution fees
    Class A                                                                          46,600
    Class B                                                                           6,070
    Class C                                                                           2,099
  Administrative reimbursements                                                       4,581
  Custodian fees                                                                      8,332
  Registration fees                                                                     240
  Professional fees                                                                  19,974
  Printing expense                                                                   14,411
  Fees and expenses of nonaffiliated trustees                                         3,574
  Miscellaneous                                                                       3,026
                                                                                   --------
     Total expenses                                                                              $   302,744
     Less fees paid indirectly                                                                       (1,893)
                                                                                                 -----------
     Net expenses                                                                                $   300,851
                                                                                                 -----------
        Net investment loss                                                                      $   (29,781)
                                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments                                                               $ 5,298,224
                                                                                                 -----------
  Change in net unrealized loss on investments                                                   $(3,066,189)
                                                                                                 -----------
    Net gain on investments                                                                      $ 2,232,035
                                                                                                 -----------
    Net increase in net assets resulting from operations                                         $ 2,202,254
                                                                                                 ===========

20  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06

                                                                         Six Months Ended
                                                                             6/30/07                  Year Ended
                                                                           (unaudited)                 12/31/06
FROM OPERATIONS:
Net investment income (loss)                                              $    (29,781)            $     17,055
Net realized gain on investments                                             5,298,224               12,116,271
Change in net unrealized loss on investments                                (3,066,189)              (9,424,165)
                                                                          ------------             ------------
    Net increase in net assets resulting
     from operations                                                      $  2,202,254             $  2,709,161
                                                                          ------------             ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.00 per share, respectively)                     $          -             $     (9,323)
Net realized gain:
    Class A ($0.00 and $5.34 per share, respectively)                                -              (11,913,574)
    Class B ($0.00 and $5.34 per share, respectively)                                -                 (466,096)
    Class C ($0.00 and $5.34 per share, respectively)                                -                 (110,988)
    Class R ($0.00 and $5.34 per share, respectively)                                -                     (268)
                                                                          ------------             ------------
     Total distributions to shareowners                                   $          -             $(12,500,249)
                                                                          ------------             ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                          $  1,751,670             $  4,115,697
Reinvestment of distributions                                                        -               11,150,570
Cost of shares repurchased                                                 (10,522,986)             (18,814,508)
                                                                          ------------             ------------
    Net decrease in net assets resulting from fund
     share transactions                                                   $ (8,771,316)            $ (3,548,241)
                                                                          ------------             ------------
    Net decrease in net assets                                            $ (6,569,062)            $(13,339,329)
NET ASSETS:
Beginning of period                                                         44,011,277               57,350,606
                                                                          ------------             ------------
End of period                                                             $ 37,442,215             $ 44,011,277
                                                                          ============             ============
Undistributed (accumulated net loss) net
  investment income                                                       $    (22,049)            $      7,732
                                                                          ============             ============

  The accompanying notes are an integral part of these financial statements. 21

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                       '07 Shares             '07 Amount        '06 Shares           '06 Amount
                                      (unaudited)            (unaudited)
CLASS A
Shares sold                               98,302             $ 1,510,463           137,414          $ 2,609,626
Reinvestment of distributions                  -                       -           721,823           10,798,464
Less shares repurchased                 (637,830)             (9,845,079)         (964,512)         (18,009,722)
                                        --------             -----------          --------          -----------
    Net decrease                        (539,528)            $(8,334,616)         (105,275)         $(4,601,632)
                                        ========             ===========          ========          ===========
CLASS B
Shares sold                                5,892             $    86,065            67,504          $ 1,272,097
Reinvestment of distributions                  -                       -            17,344              245,771
Less shares repurchased                  (31,796)               (461,031)          (35,488)            (606,306)
                                        --------             -----------          --------          -----------
    Net increase (decrease)              (25,904)            $  (374,966)           49,360          $   911,562
                                        ========             ===========          ========          ===========
CLASS C
Shares sold                               10,657             $   155,142            13,550          $   233,626
Reinvestment of distributions                  -                       -             7,538              106,071
Less shares repurchased                  (15,211)               (215,881)          (10,782)            (198,380)
                                        --------             -----------          --------          -----------
    Net increase (decrease)               (4,554)            $   (60,739)           10,306          $   141,317
                                        ========             ===========          ========          ===========
CLASS R
Shares sold                                    -             $         -                19          $       348
Reinvestment of distributions                  -                       -                19                  264
Less shares repurchased                      (69)                   (995)               (5)                (100)
                                        --------             -----------           --------         ----------
    Net increase (decrease)                  (69)            $      (995)               33          $       512
                                        ========             ===========           ========         ===========

22  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months Ended
                                                                     6/30/07            Year Ended        Year Ended
                                                                   (unaudited)           12/31/06          12/31/05
CLASS A
Net asset value, beginning of period                               $   15.00             $ 19.22           $ 21.05
                                                                   ---------             -------           -------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                      $   (0.01)            $  0.01           $  0.01
 Net realized and unrealized gain (loss) on investments                 0.84                1.11              1.13
                                                                   ---------             -------           -------
  Net increase (decrease) from investment operations               $    0.83             $  1.12           $  1.14
Distributions to shareowners:
 Net investment income                                                     -                0.00(a)          0.00(a)
 Net realized gain                                                         -               (5.34)            (2.97)
                                                                   ---------             -------           -------
Net increase (decrease) in net asset value                         $    0.83             $ (4.22)          $ (1.83)
                                                                   ---------             -------           -------
Net asset value, end of period                                     $   15.83             $ 15.00           $ 19.22
                                                                   =========             =======          ========
Total return*                                                           5.53%               5.93%             5.70%
Ratio of net expenses to average net assets+                            1.44%**             1.25%             1.25%
Ratio of net investment income (loss) to average net assets+           (0.11)%**            0.06%             0.01%
Portfolio turnover rate                                                    8%**               21%                3%
Net assets, end of period (in thousands)                           $  35,963             $42,169           $56,040
Ratios with no waiver of management fees by PIM and no reduc-
 tion for fees paid indirectly:
 Net expenses                                                           1.44%**             1.65%             1.59%
 Net investment income (loss)                                          (0.11)%**            0.34%            (0.35)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.43%**             1.25%             1.25%
 Net investment income (loss)                                          (0.10)%**            0.06%             0.01%


                                                                    Year Ended          Year Ended        Year Ended
                                                                     12/31/04 (b)        12/31/03          12/31/02
CLASS A
Net asset value, beginning of period                                 $ 28.21             $ 23.87         $   31.40
                                                                     -------             -------         ---------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                        $  0.19             $ (0.05)        $   (0.06)
 Net realized and unrealized gain (loss) on investments                (0.13)               5.77             (7.47)
                                                                     -------             -------         ---------
  Net increase (decrease) from investment operations                 $  0.06             $  5.72         $   (7.53)
Distributions to shareowners:
 Net investment income                                                 (0.18)                  -                 -
 Net realized gain                                                     (7.04)              (1.38)                -
                                                                     -------             -------         ---------
Net increase (decrease) in net asset value                           $ (7.16)            $  4.34         $   (7.53)
                                                                     -------             -------         ---------
Net asset value, end of period                                       $ 21.05             $ 28.21         $   23.87
                                                                     =======             =======         =========
Total return*                                                           0.25%              23.97%           (23.98)%
Ratio of net expenses to average net assets+                            1.25%               1.22%             1.14%
Ratio of net investment income (loss) to average net assets+            0.58%              (0.01)%           (0.04)%
Portfolio turnover rate                                                    6%                  3%                4%
Net assets, end of period (in thousands)                             $40,568             $57,286         $  52,528
Ratios with no waiver of management fees by PIM and no reduc-
 tion for fees paid indirectly:
 Net expenses                                                           1.49%               1.22%             1.14%
 Net investment income (loss)                                           0.34%              (0.01)%           (0.04)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.25%               1.22%             1.14%
 Net investment income (loss)                                           0.58%              (0.01)%           (0.04)%

(a)  Amount rounds to less than one cent per share.
(b)  Effective February 20, 2004 Pioneer Investment Management became the advisor.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements. 23

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               Six Months Ended
                                                                                   6/30/07     Year Ended   Year Ended   2/21/04 to
                                                                                 (unaudited)    12/31/06     12/31/05   12/31/04 (a)
CLASS B
Net asset value, beginning of period                                               $14.21        $18.69       $20.81     $28.39
                                                                                  -------       -------      -------     ------
Net increase (decrease) from investment operations:
 Net investment loss                                                               $(0.09)       $(0.11)      $(0.08)    $(0.11)
 Net realized and unrealized gain (loss) on investments                              0.80          0.97         0.93      (0.43)
                                                                                  -------       -------       -------    ------
  Net increase (decrease) from investment operations                                $0.71        $ 0.86       $ 0.85     $(0.54)
Distributions to shareowners:
 Net realized gain                                                                      -         (5.34)       (2.97)     (7.04)
                                                                                  -------       -------       -------    ------
Net increase (decrease) in net asset value                                          $0.71        $(4.48)      $(2.12)    $(7.58)
                                                                                  -------       -------       -------    ------
Net asset value, end of period                                                     $14.92        $14.21       $18.69     $20.81
                                                                                  =======       =======      =======     ======
Total return*                                                                        5.00%         4.69%        4.34%     (1.88)%(b)
Ratio of net expenses to average net assets+                                         2.48%**       2.39%        2.34%      3.18%**
Ratio of net investment loss to average net assets+                                 (1.16)%**     (1.02)%      (1.02)%    (0.78)%**
Portfolio turnover rate                                                                 8%**         21%           3%         6%
Net assets, end of period (in thousands)                                           $1,072        $1,389       $  904     $   52
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                        2.48%**       2.82%         2.67%      3.48%**
 Net investment loss                                                                (1.16)%**     (1.44)%       (1.35)%    (1.08)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        2.45%**       2.37%         2.33%      3.18%**
 Net investment loss                                                                (1.13)%**     (1.00)%       (1.01)%    (0.78)%**

(a) Class B shares were first publicly offered on February 21, 2004. (b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

24   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               Six Months Ended
                                                                                   6/30/07     Year Ended   Year Ended   2/21/04 to
                                                                                 (unaudited)    12/31/06     12/31/05   12/31/04 (a)
CLASS C
Net asset value, beginning of period                                               $14.10        $18.59       $20.69     $28.39
                                                                                  -------       -------      -------    -------
Net increase (decrease) from investment operations:
 Net investment loss                                                               $(0.14)       $(0.13)      $(0.0      $(0.09)
 Net realized and unrealized gain (loss) on investments                              0.80          0.98         0.94      (0.57)
                                                                                  -------       -------      -------    -------
  Net increase (decrease) from investment operations                               $ 0.66        $ 0.85       $ 0.87     $(0.66)
Distributions to shareowners:
 Net realized gain                                                                      -         (5.34)       (2.97)     (7.04)
                                                                                  -------       -------      -------    -------
Net increase (decrease) in net asset value                                         $ 0.66        $(4.49)      $(2.10)    $(7.70)
                                                                                  -------       -------      -------    -------
Net asset value, end of period                                                     $14.76        $14.10       $18.59     $20.69
                                                                                  =======       =======      =======    =======
Total return*                                                                        4.68%         4.64%        4.44%     (2.30)%(b)
Ratio of net expenses to average net assets+                                         3.17%**       2.53%        2.32%      3.80%**
Ratio of net investment loss to average net assets+                                 (1.85)%**     (1.20)%      (0.95)%    (1.36)%**
Portfolio turnover rate                                                                 8%**         21%           3%         6%
Net assets, end of period (in thousands)                                           $  407        $  453       $  406     $   24
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                        3.17%**       2.93%        2.66%      4.11%**
 Net investment loss                                                                (1.85)%**     (1.60)%      (1.29)%    (1.68)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        3.14%**       2.51%        2.32%      3.80%**
 Net investment loss                                                                (1.82)%**     (1.18)%      (0.95)%    (1.36)%**

(a)  Class C shares were first publicly offered on February 21, 2004.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements. 25

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               For the Period
                                                                                 from 1/1/07
                                                                                    to
                                                                                  2/1/07       Year Ended   Year Ended   2/21/04 to
                                                                                 (unaudited)(c) 12/31/06     12/31/05   12/31/04 (a)
CLASS R
Net asset value, beginning of period                                               $14.09        $18.38       $20.55     $28.39
                                                                                  -------       -------      -------    -------
Net increase (decrease) from investment operations:
 Net investment loss                                                               $(0.10)       $    -       $(0.27)    $(0.45)
 Net realized and unrealized gain (loss) on investments                              0.42          1.05         1.07      (0.35)
                                                                                  -------       -------      -------    -------
  Net increase (decrease) from investment operations                                $0.32         $ 1.05       $ 0.80    $(0.80)
Distributions to shareowners:
 Net realized gain                                                                      -         (5.34)       (2.97)     (7.04)
                                                                                  -------       -------      -------    -------
Net decrease in net asset value                                                    $0.32         $(4.29)      $(2.17)    $(7.84)
                                                                                  -------       -------      -------    -------
Net asset value, end of period                                                     $14.41        $14.09       $18.38     $20.55
                                                                                  =======       =======      =======    =======
Total return*                                                                        6.94%         5.83%        4.24%     (2.81)%(b)
Ratio of net expenses to average net assets+                                        10.58%**       1.69%        2.78%      4.20%**
Ratio of net investment loss to average net assets+                                 (9.89)%**     (0.34)%      (1.57)%    (1.98)%**
Portfolio turnover rate                                                                 8%**         21%           3%          6%
Net assets, end of period (in thousands)                                           $    -        $    1       $    1     $    1
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                       10.58%**      23.42%       17.63%      4.56%**
 Net investment loss                                                                (9.89)%**    (22.07)%     (16.43)%    (2.34)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        8.51%**       1.36%        2.59%      4.19%**
 Net investment loss                                                                (7.82)%**     (0.01)%      (1.39)%    (1.97)%**

(a)  Class R shares were first publicly offered on February 21, 2004.
(b)  Not annualized.
(c)  Class R Shares ceased operations on February 1, 2007.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements. 26

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Growth Leaders Fund (the Fund), formerly known as Pioneer Papp Stock Fund, is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term capital growth.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Class B, and Class C shares were first publicly offered on February 21, 2004. Class R shares were liquidated on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

A.   Security Valuation
     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2007, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date; Dividend and interest income is recorded on the accrual basis. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                     2006
                                                -------------
Distributions paid from:
Ordinary income                                  $     9,323
Long-term capital gain                            12,490,926
                                                 -----------
 Total                                           $12,500,249
                                                 ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis as of December 31, 2006.

--------------------------------------------------------------------------------
                                                     2006
                                               --------------
Undistributed ordinary income                    $     7,732
Undistributed long-term gain                       1,522,517
Unrealized appreciation                           22,519,064
                                                 -----------
 Total                                           $24,049,313
                                                 ===========
--------------------------------------------------------------------------------

C.   Fund Shares
     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $1,413 in underwriting commissions on the sale of class A shares during the six months ended June 30, 2007.

D.   Class Allocations
     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

     and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

E.   Securities Lending
     The fund lends securities in its Portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement
Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate equal to 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% on assets excess over $1 billion. For the six months ended June 30, 2007, the management fee was equivalent to a rate of 0.75% of average daily net assets.

PIM and not the Fund, pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates, LLP (Papp) as compensation for its sub advisory services to the Fund.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $1,589 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent
Since the Reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $13,102 in transfer agent fees payable to PIMSS at June 30, 2007.

4.   Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares, (Class A Plan, Class B Plan, Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $576 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2007, there were no CDSCs paid to PFD.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

5.   Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2007, the Fund's expenses were reduced by $1,893 under such arrangements.

6.   New Pronouncements
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Growth Leaders Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive
Mary K. Bush                        Vice President
Margaret B.W. Graham              Vincent Nave, Treasurer
Thomas J. Perna                   Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address            ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                            www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                     GROWTH
                                  OPPORTUNITIES
                                      FUND
                                      PGOFX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     6/30/07

                              [LOGO]PIONEER
                                    Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              14

Schedule of Investments                                                      16

Financial Statements                                                         27

Notes to Financial Statements                                                35

Trustees, Officers and Service Providers                                     42

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.


The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter


In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

The Class A shares of the Fund produced a total return of 7.12% at net asset value during the six-month period ended June 30, 2007, trailing the 9.33% return of its benchmark, the Russell 2000[RegTM] Growth Index (the Russell Index). The Fund also underperformed the 10.95% average return of the 605 funds in the Lipper Small-Cap Growth category.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

In the following interview, Diego Franzin and Peter Wiley, members of the Pioneer Growth Opportunities Fund management team, discuss the Fund's performance during the six-month period ended June 30, 2007.

Q:  How did the U.S. stock market perform during the first half of the year?

A: U.S. equities performed very well during the past six months. The market was supported by a strong fundamental backdrop characterized by steady economic growth, better-than-expected corporate earnings results and a stable interest rate policy by the U.S. Federal Reserve Board (the Fed). Also providing a boost to performance was the underlying supply and demand equation in the market, as corporations continued to buy back stock, while private equity firms - which purchase public companies at a premium in order to take them private - remained very active in the market. In combination, those positive factors helped the U.S. market climb the "wall of worry" posed by the weak housing market and rising defaults in the sub-prime mortgage area. In that environment, growth stocks outperformed value stocks - a notable reversal of the trend seen in recent years - while small caps outpaced large caps.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What elements of the Fund's positioning helped and hurt performance?

A: Our approach is to focus on companies that we feel have strong growth potential, have the ability to sustain that growth, and that are trading at a discount in the market. We start with a quantitative screening process that narrows down the broad investment universe based on a variety of fundamental factors. The approach typically leads us to invest in the higher-quality companies within the Russell Index. During the first half of the year, however, lower-quality stocks continued to perform better than their fundamentals would suggest, and so our focus on higher-quality holdings hurt performance. But we remain confident that a focus on higher-quality companies will pay off over the long term.

    On the positive side, a notable boost to performance came from the Fund's industry weightings. Within the financials sector, for instance, we maintained an underweight in bank stocks due to an environment of sub-prime lending instability and a narrow margin between short- and long-term interest rates. Since banks underperformed during the period, our underweight positioning added value for the Fund. We foresee no change to this backdrop through the second half of the year, so we are maintaining this positioning. Also aiding performance was the Fund's overweight in the capital goods sector (within industrials). "Capital goods" companies are essentially those that make large, heavy machinery, an area that is seeing robust demand as China and other emerging markets rapidly build out their infrastructures.

Q:  What individual stocks helped and hurt Fund performance?

A: The leading positive contributor to performance was Webex, the video conferencing firm that was taken over at a premium by Cisco Systems in mid-March. The stock, which had been performing well prior to the buyout, added over one-half of a percent to the Fund's overall return during the period. A takeover also boosted the value of the Fund's position in Florida Rock Industries, a construction materials company that was purchased by Vulcan Materials in the first quarter. Another beneficiary of corporate activity was Biosite, a major producer of women's health care products. The company merged with its primary competitor, Inverness Medical Innovations, creating what is now the largest firm in that space. Believing

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                             (continued)
--------------------------------------------------------------------------------

    the combined firm would have outstanding competitive advantages, investors applauded the move. Two other stocks made positive contributions without the benefit of buyout activity - Avnet and Commscope. Both companies sell cable and other products used in the communications infrastructure. Such products have been in strong demand, as the rapidly growing popularity of high-bandwidth applications such as YouTube has resulted in an accelerated build-out of communications networks.

    Among the leading detractors from performance were two airline stocks - Continental Airlines and Alaska Air. The entire sector has been hurt by rising fuel costs and a lack of pricing power, and that was reflected in the poor performance of these two stocks. Both have been sold from the portfolio. Also weighing negatively on performance was Sonic Solutions - a digital media software company whose stock has been pressured by a variety of factors, including questionable practices regarding stock options, a failure to provide timely financial reports, and rising competition. The stock is no longer held in the Fund. Relative performance also was hurt by the Fund's lack of a position in two stocks that performed exceptionally well - Aquantive, which in May received a bid from Microsoft at an 85% premium to its share price at the time; and AK Steel, which gained over 100% during the first half of 2007.

Q:  Do you have any closing thoughts for investors?

A: Growth stocks staged a mild recovery versus value stocks during the first half of the year, but the performance gap between the two asset classes remains at very high levels on a longer-term basis. As of June 30, 2007, the three-year average annualized return of the Russell 2000[RegTM] Growth Index stood at 11.76%, while the Russell 2000[RegTM] Value Index has returned 15.93% for the same period. The result, in our view, is that there is still substantial room for "mean reversion" to accelerate and help close the performance disparity between growth and value. ("Mean reversion" is the theory that prices and returns will eventually move back towards the mean or average. The mean or average can be the historical average of the price or return or another relevant average, such as the growth in the economy or the average return of an industry or sector.)

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    That view is underpinned by the fact that we continue to find attractive investments in the growth asset class, despite the strong performance of the broader market in recent years.

    We believe our focus on individual stock selection and continued use of our disciplined investment process will enable the Fund to take advantage of the wealth of opportunities that continue to exist among growth stocks.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         83.1%
Temporary Cash Investments                                                 15.5%
Exchange Traded Funds                                                       1.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     23.6%
Industrials                                                                19.8%
Health Care                                                                18.6%
Consumer Discretionary                                                     16.9%
Energy                                                                      7.0%
Financials                                                                  6.5%
Materials                                                                   4.0%
Consumer Staples                                                            2.4%
Telecommunication Services                                                  1.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

--------------------------------------------------------------------------------
  1. Crane Co.                                                             1.47%
--------------------------------------------------------------------------------
  2. Thomas & Betts Corp.                                                  1.45
--------------------------------------------------------------------------------
  3. J2 Global Communications, Inc.                                        1.29
--------------------------------------------------------------------------------
  4. Advanced Magnetics, Inc.                                              1.20
--------------------------------------------------------------------------------
  5. CommScope, Inc.                                                       1.18
--------------------------------------------------------------------------------
  6. Pride International, Inc                                              1.17
--------------------------------------------------------------------------------
  7. Hansen Natural Corp.                                                  1.13
--------------------------------------------------------------------------------
  8. WellCare Health Plans, Inc.                                           1.11
--------------------------------------------------------------------------------
  9. Inverness Medical Innovations, Inc.                                   1.10
--------------------------------------------------------------------------------
 10. Moog, Inc.                                                            1.09
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class           6/30/07     12/31/06
 -----           -------     --------
   A             $30.86       $28.81
   B             $27.88       $26.19
   C             $28.04       $26.32
   Y             $31.19       $29.05

Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/07 - 6/30/07
                     ----------------
                 Net
              Investment     Short-Term      Long-Term
 Class          Income     Capital Gains   Capital Gains
 -----          ------     -------------   -------------
   A             $  -         $  -           $  -
   B             $  -         $  -           $  -
   C             $  -         $  -           $  -
   Y             $  -         $  -           $  -


--------------------------------------------------------------------------------
INDEX DEFINITION
--------------------------------------------------------------------------------

The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an index.


The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund at public offering price, compared to that of the Russell 2000 Growth Index.

-------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                                       Net Asset    Public Offering
Period                                Value (NAV)     Price (POP)
10 Years                                 7.13%           6.53%
5 Years                                  9.42            8.13
1 Year                                  13.25            6.75
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                         Gross            Net
                                         1.30%           1.30%
-------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                 Pioneer Growth             Russell 2000
               Opportunities Fund           Growth Index
6/97                  9450                      10000
                     13670                      11319
6/99                 11414                      12258
                     12232                      15739
6/01                 15020                      12065
                     12001                       9048
6/03                 10720                       9111
                     14202                      11985
6/05                 15789                      12499
                     16618                      14321
6/07                 18820                      16731

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class A shares of the Fund prior to December 10, 2004 is the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of June 30, 2007)
---------------------------------------------------------------
                                          If              If
Period                                   Held          Redeemed
10 Years                                 6.24%           6.24%
5 Years                                  8.43            8.43
1 Year                                  11.99            8.08
---------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                         Gross            Net
                                         2.40%           2.40%
---------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                 Pioneer Growth             Russell 2000
               Opportunities Fund           Growth Index
6/97                10000                       10000
                    14349                       11319
6/99                11868                       12258
                    12619                       15739
6/01                15411                       12065
                    12223                        9048
6/03                10836                        9111
                    14247                       11985
6/05                15715                       12499
                    16363                       14321
6/07                18324                       16731

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over three years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class B shares of the Fund prior to December 10, 2004 is the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                                          If              If
Period                                   Held          Redeemed
Life-of-Class
(4/30/00)                                4.56%           4.56%
5 Years                                  8.55            8.55
1 Year                                  12.08           12.08
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                         Gross            Net
                                         2.28%           2.28%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                 Pioneer Growth             Russell 2000
               Opportunities Fund           Growth Index
4/00                10000                       10000
                     9430                       10303
6/01                11508                        7898
                     9130                        5923
6/03                 8098                        5964
                    10647                        7846
6/05                11752                        8182
                    12279                        9375
6/07                13762                       10953

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class C shares of the Fund prior to December 10, 2004 is the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of predecessor fund. If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of June 30, 2007)
---------------------------------------------------------------
                                          If              If
Period                                   Held          Redeemed
10 Years                                 7.24%           7.24%
5 Years                                  9.63            9.63
1 Year                                  13.96           13.96
---------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                         Gross            Net
                                         0.72%           0.72%
---------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                 Pioneer Growth             Russell 2000
               Opportunities Fund           Growth Index
6/97                10000                       10000
                    14468                       11319
6/99                12081                       12258
                    12946                       15739
6/01                15897                       12065
                    12701                        9048
6/03                11346                        9111
                    15031                       11985
6/05                16711                       12499
                    17651                       14321
6/07                20115                       16731

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Pioneer Growth Opportunities Fund was created through the reorganization of predecessor Safeco Growth Opportunities Fund on December 10, 2004. The performance of Class Y shares prior to December 10, 2004 is the performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in any applicable sales charges (but not differences in expenses, including Rule 12b-1 fees). This adjustment has the effect of reducing the previously reported performance of predecessor fund. If all the expenses of the Fund were reflected, the performance would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities Fund

Based on actual returns from January 1, 2007 through June 30, 2007.

Share Class                      A              B              C              Y
-----------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/07

Ending Account Value         $1,071.20      $1,064.50      $1,065.40      $1,073.70
On 6/30/07

Expenses Paid                $    6.11      $   12.29      $   11.11      $    3.65
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, 2.40%, 2.17%, and 0.71% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from January 1, 2007 through June 30, 2007.

Share Class                      A              B              C              Y
-----------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/07

Ending Account Value         $1,018.89      $1,012.89      $1,014.03      $1,021.27
On 6/30/07

Expenses Paid                $    5.96      $   11.98      $   10.84      $    3.56
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, 2.40%, 2.17%, and 0.71% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              COMMON STOCKS - 96.5%
              Energy - 6.9%
              Oil & Gas Drilling - 2.3%
 253,500      Grey Wolf, Inc.*                                      $  2,088,840
 339,900      Parker Drilling Co.*                                     3,582,546
 155,800      Pride International, Inc.*                               5,836,268
                                                                    ------------
                                                                    $ 11,507,654
                                                                    ------------
              Oil & Gas Equipment & Services - 2.8%
  93,800      Dresser-Rand Group, Inc.*                             $  3,705,100
 139,100      Hornbeck Offshore Services*                              5,391,516
  59,100      Superior Energy Services, Inc.*                          2,359,272
  43,300      W-H Energy Services, Inc.*                               2,680,703
                                                                    ------------
                                                                    $ 14,136,591
                                                                    ------------
              Oil & Gas Exploration & Production - 1.4%
  55,000      Helix Energy Solutions Group*                         $  2,195,050
  64,700      Newfield Exploration Co.*                                2,947,085
  60,300      Range Resources Corp.                                    2,255,823
                                                                    ------------
                                                                    $  7,397,958
                                                                    ------------
              Oil & Gas Storage & Transportation - 0.4%
  32,400      Energy Transfer Partners LP                           $  2,000,052
                                                                    ------------
              Total Energy                                          $ 35,042,255
                                                                    ------------
              Materials - 3.9%
              Construction Materials - 0.7%
  23,000      Martin Marietta Materials, Inc. (b)                   $  3,726,460
                                                                    ------------
              Fertilizers & Agricultural Chemicals - 0.9%
 180,100      Terra Industries, Inc.*                               $  4,578,142
                                                                    ------------
              Industrial Gases - 0.7%
  76,000      Airgas, Inc.                                          $  3,640,400
                                                                    ------------
              Precious Metals & Minerals - 0.7%
 411,600      Helca Mining Co.*                                     $  3,515,064
                                                                    ------------
              Steel - 0.9%
  56,300      Cleveland-Cliffs, Inc. (b)                            $  4,372,821
                                                                    ------------
              Total Materials                                       $ 19,832,887
                                                                    ------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Capital Goods - 14.9%
              Aerospace & Defense - 3.3%
  43,500      Ceradyne, Inc.*(b)                                    $  3,217,260
  77,300      DRS Technologies, Inc.                                   4,426,971
 123,100      Moog, Inc.*                                              5,429,941
  79,500      Teledyne Technologies, Inc.*                             3,653,025
                                                                    ------------
                                                                    $ 16,727,197
                                                                    ------------
              Building Products - 0.7%
  75,400      NCI Building Systems, Inc.*(b)                        $  3,719,482
                                                                    ------------
              Construction & Engineering - 0.3%
  27,300      Granite Construction, Inc.                            $  1,752,114
                                                                    ------------
              Construction & Farm Machinery & Heavy Trucks - 2.6%
  90,300      America Railcar Industries, Inc. (b)                  $  3,521,700
  65,300      Terex Corp.*                                             5,308,890
 123,500      Wabtec Corp.                                             4,511,455
                                                                    ------------
                                                                    $ 13,342,045
                                                                    ------------
              Electrical Component & Equipment - 2.7%
  76,400      Baldor Electric*                                      $  3,764,992
  57,700      Regal-Beloit Corp.                                       2,685,358
 124,700      Thomas & Betts Corp.*                                    7,232,600
                                                                    ------------
                                                                    $ 13,682,950
                                                                    ------------
              Industrial Conglomerates - 1.3%
 316,400      Cardiome Pharma Corp.*                                $  2,914,044
 170,600      Tredegar Corp.                                           3,633,780
                                                                    ------------
                                                                    $  6,547,824
                                                                    ------------
              Industrial Machinery - 3.1%
 160,500      Crane Co.                                             $  7,294,725
  73,800      Gardner Denver, Inc.*                                    3,140,190
 133,200      Idex Corp.                                               5,133,528
                                                                    ------------
                                                                    $ 15,568,443
                                                                    ------------
              Trading Companies & Distributors - 0.9%
  68,400      H&E Equipment Services*                               $  1,897,416
  93,800      Interline Brands, Inc.*                                  2,446,304
                                                                    ------------
                                                                    $  4,343,720
                                                                    ------------
              Total Capital Goods                                   $ 75,683,775
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Commercial Services & Supplies - 4.2%
              Commercial Printing - 0.8%
 120,300      Cenevo, Inc.*                                         $  2,789,757
  20,467      M & F Worldwide Corp.*(b)                                1,362,693
                                                                    ------------
                                                                    $  4,152,450
                                                                    ------------
              Diversified Commercial Services - 0.6%
  86,100      School Specialty, Inc.*(b)                            $  3,051,384
                                                                    ------------
              Human Resource & Employment Services - 2.0%
  84,600      Hudson Highland Group, Inc.*                          $  1,809,594
 181,800      Labor Ready, Inc.*                                       4,201,398
  43,500      Manpower, Inc.                                           4,012,440
                                                                    ------------
                                                                    $ 10,023,432
                                                                    ------------
              Office Services & Supplies - 0.8%
 204,600      Interface, Inc.*                                      $  3,858,756
                                                                    ------------
              Total Commercial Services & Supplies                  $ 21,086,022
                                                                    ------------
              Transportation - 0.3%
              Air Freight & Couriers - 0.3%
  29,000      Atlas Air Worldwide Holdings, Inc.*                   $  1,709,260
                                                                    ------------
              Total Transportation                                  $  1,709,260
                                                                    ------------
              Consumer Durables & Apparel - 6.6%
              Apparel, Accessories & Luxury Goods - 2.1%
 121,800      Carter's, Inc.*                                       $  3,159,492
  87,400      Phillips-Van Heusen                                      5,293,818
  60,000      The Warnaco Group, Inc.*                                 2,360,400
                                                                    ------------
                                                                    $ 10,813,710
                                                                    ------------
              Footwear - 2.4%
  25,700      Deckers Outdoor Corp.*(b)                             $  2,593,130
 155,400      Skechers U.S.A.*                                         4,537,680
 179,700      Wolverine World Wide, Inc.                               4,979,487
                                                                    ------------
                                                                    $ 12,110,297
                                                                    ------------
              Household Appliances - 0.5%
  53,500      Snap-On, Inc.                                         $  2,702,285
                                                                    ------------
              Housewares & Specialties - 0.8%
  91,100      Jarden Corp.*(b)                                      $  3,918,211
                                                                    ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Leisure Products - 0.8%
 130,900      Oakley, Inc.*                                         $  3,717,560
                                                                    ------------
              Total Consumer Durables & Apparel                     $ 33,262,063
                                                                    ------------
              Consumer Services - 3.5%
              Casinos & Gaming - 1.9%
 167,800      Monarch Casino & Resort, Inc.*                        $  4,505,430
 142,900      Scientific Games Corp.*(b)                               4,994,355
                                                                    ------------
                                                                    $  9,499,785
                                                                    ------------
              Education Services - 0.7%
 100,100      DeVry, Inc.                                           $  3,405,402
                                                                    ------------
              Hotels, Resorts & Cruise Lines - 0.7%
 105,900      Ambassadors Group, Inc.                               $  3,762,627
                                                                    ------------
              Specialized Consumer Services - 0.2%
  26,000      Sotheby's Holding, Inc.                               $  1,196,520
                                                                    ------------
              Total Consumer Services                               $ 17,864,334
                                                                    ------------
              Media - 2.0%
              Movies & Entertainment - 0.8%
 153,500      Marvel Entertainment, Inc.*(b)                        $  3,911,180
                                                                    ------------
              Publishing - 1.2%
 110,300      Interactive Data Corp.                                $  2,953,834
  66,600      Morningstar, Inc.*                                       3,131,865
                                                                    ------------
                                                                    $  6,085,699
                                                                    ------------
              Total Media                                           $  9,996,879
                                                                    ------------
              Retailing - 4.5%
              Apparel Retail - 3.1%
  59,400      Abercrombie & Fitch Co.                               $  4,335,012
  43,300      Aeropostale, Inc.*                                       1,804,744
  88,800      Charlotte Russe, Inc.*                                   2,386,056
  52,300      Ross Stores, Inc.                                        1,610,840
 150,575      Stage Stores, Inc.                                       3,156,052
 107,300      The Dress Barn, Inc.*(b)                                 2,201,796
                                                                    ------------
                                                                    $ 15,494,500
                                                                    ------------
              Computer & Electronics Retail - 0.9%
 139,400      Radioshack Corp.*(b)                                  $  4,619,716
                                                                    ------------


  The accompanying notes are an integral part of these financial statements. 19

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Internet Retail - 0.5%
  39,200      Priceline.com, Inc.*                                  $  2,694,608
                                                                    ------------
              Total Retailing                                       $ 22,808,824
                                                                    ------------
              Food, Beverage & Tobacco - 1.1%
              Soft Drinks - 1.1%
 130,500      Hansen Natural Corp.*                                 $  5,608,890
                                                                    ------------
              Total Food, Beverage & Tobacco                        $  5,608,890
                                                                    ------------
              Household & Personal Products - 1.3%
              Household Products - 0.3%
  13,000      Energizer Holdings, Inc.*                             $  1,294,800
                                                                    ------------
              Personal Products - 1.0%
 340,800      Playtex Products, Inc.*                               $  5,047,248
                                                                    ------------
              Total Household & Personal Products                   $  6,342,048
                                                                    ------------
              Health Care Equipment & Services - 11.3%
              Health Care Equipment - 4.4%
  96,400      Edwards Lifesciences Group*                           $  4,756,376
 179,100      Ev3, Inc.*(b)                                            3,023,208
  94,300      Hologic, Inc.*(b)                                        5,215,733
  49,200      Respironics Inc.*                                        2,095,428
 223,300      Thoratec Corp.*(b)                                       4,106,487
 155,700      Volcano Corp.*                                           3,146,697
                                                                    ------------
                                                                    $ 22,343,929
                                                                    ------------
              Health Care Facilities - 1.7%
  97,200      Psychiatric Solution, Inc.*                           $  3,524,472
 128,700      VCA Antech, Inc.*                                        4,850,703
                                                                    ------------
                                                                    $  8,375,175
                                                                    ------------
              Health Care Services - 1.8%
 219,700      AMN Healthcare Services*                              $  4,833,400
 124,000      Inventive Health, Inc.*                                  4,539,640
                                                                    ------------
                                                                    $  9,373,040
                                                                    ------------
              Health Care Supplies - 1.8%
 107,700      Inverness Medical Innovations, Inc.*(b)               $  5,494,854
  78,600      West Pharmaceuticals Services, Inc.                      3,705,990
                                                                    ------------
                                                                    $  9,200,844
                                                                    ------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Health Care Technology - 0.5%
  80,500      IMS Health, Inc.                                      $  2,586,465
                                                                    ------------
              Managed Health Care - 1.1%
  60,800      WellCare Health Plans, Inc.*(b)                       $  5,503,008
                                                                    ------------
              Total Health Care Equipment & Services                $ 57,382,461
                                                                    ------------
              Pharmaceuticals & Biotechnology - 6.9%
              Biotechnology - 4.5%
 162,700      Arena Pharmaceuticals, Inc.*(b)                       $  1,788,073
 260,300      Array Biopharma, Inc.*                                   3,037,701
 281,200      BioMarin Pharmaceutical, Inc.*                           5,044,728
  55,400      Cephalon, Inc.*(b)                                       4,453,606
 226,100      Cubist Pharmaceuticals, Inc.*                            4,456,431
 140,219      Vertex Pharmaceuticals, Inc.*                            4,004,655
                                                                    ------------
                                                                    $ 22,785,194
                                                                    ------------
              Life Sciences Tools & Services - 1.8%
 102,500      Advanced Magnetics, Inc.*(b)                          $  5,961,400
  45,400      Invitrogen Corp.*                                        3,348,250
                                                                    ------------
                                                                    $  9,309,650
                                                                    ------------
              Pharmaceuticals - 0.6%
 121,300      Sciele Pharma, Inc.*(b)                               $  2,857,828
                                                                    ------------
              Total Pharmaceuticals & Biotechnology                 $ 34,952,672
                                                                    ------------
              Banks - 1.1%
              Regional Banks - 1.1%
  33,700      Bank of Hawaii Corp.                                  $  1,740,268
 150,300      CVB Financial Corp.*                                     1,671,336
  54,700      East West Bancorp, Inc.                                  2,126,736
                                                                    ------------
                                                                    $  5,538,340
                                                                    ------------
              Total Banks                                           $  5,538,340
                                                                    ------------
              Diversified Financials - 3.2%
              Asset Management & Custody Banks - 2.1%
  56,300      Cohen & Steers, Inc. (b)                              $  2,446,235
 111,000      Federated Investors, Inc.                                4,254,630
 156,600      Waddell & Reed Financial, Inc.                           4,073,166
                                                                    ------------
                                                                    $ 10,774,031
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Consumer Finance - 1.1%
  70,100      Compucredit Corp.*(b)                                 $  2,454,902
  73,700      World Acceptance Corp.*                                  3,149,201
                                                                    ------------
                                                                    $  5,604,103
                                                                    ------------
              Total Diversified Financials                          $ 16,378,134
                                                                    ------------
              Insurance - 0.4%
              Reinsurance - 0.4%
  63,300      Platinum Underwriter Holdings, Ltd.                   $  2,199,675
                                                                    ------------
              Total Insurance                                       $  2,199,675
                                                                    ------------
              Software & Services - 10.3%
              Application Software - 5.9%
 264,400      Aspen Technology, Inc.                                $  3,701,600
 173,400      Cadence Design System, Inc*                              3,807,864
 172,800      Informatica Corp.*                                       2,552,256
 160,800      Jack Henry & Associates, Inc.                            4,140,600
  26,300      MicroStrategy, Inc.*                                     2,485,087
  95,800      NAVTEQ Corp.*                                            4,056,172
 297,400      Quest Software, Inc.*                                    4,814,906
  94,900      SPSS, Inc.*                                              4,188,886
                                                                    ------------
                                                                    $ 29,747,371
                                                                    ------------
              Data Processing & Outsourced Services - 0.5%
  66,000      Checkfree Holdings Corp.*                             $  2,653,200
                                                                    ------------
              Internet Software & Services - 2.4%
  89,300      Digital River, Inc.*                                  $  4,040,825
  79,900      Infospace, Inc.                                          1,854,479
 184,000      J2 Global Communications, Inc.*(b)                       6,421,600
                                                                    ------------
                                                                    $ 12,316,904
                                                                    ------------
              Systems Software - 1.5%
 114,500      Macrovision Corp.*                                    $  3,441,870
 126,700      Progress Software Corp.*                                 4,027,793
                                                                    ------------
                                                                    $  7,469,663
                                                                    ------------
              Total Software & Services                             $ 52,187,138
                                                                    ------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Technology Hardware & Equipment - 6.8%
              Communications Equipment - 3.1%
 171,700      Arris Group, Inc.*                                    $  3,020,203
 100,600      CommScope, Inc.*                                         5,870,010
  50,000      Comtech Telecommunications*                              2,321,000
 118,700      NETGEAR, Inc.*                                           4,302,875
                                                                    ------------
                                                                    $ 15,514,088
                                                                    ------------
              Computer Hardware - 0.5%
  52,600      Diebold, Inc.                                         $  2,745,720
                                                                    ------------
              Electronic Equipment & Instruments - 0.6%
  96,300      Technitrol, Inc.                                      $  2,760,921
                                                                    ------------
              Electronic Manufacturing Services - 1.0%
  83,500      Molex, Inc.*                                          $  2,505,835
 181,600      Smart Modular Technologies (WWH), Inc.*                  2,498,816
                                                                    ------------
                                                                    $  5,004,651
                                                                    ------------
              Technology Distributors - 1.6%
  37,600      Anixter International, Inc.*                          $  2,827,896
 136,000      Avnet, Inc.*                                             5,391,040
                                                                    ------------
                                                                    $  8,218,936
                                                                    ------------
              Total Technology Hardware & Equipment                 $ 34,244,316
                                                                    ------------
              Semiconductors - 6.2%
              Semiconductor Equipment - 3.0%
 205,500      Advanced Energy Industries, Inc*                      $  4,656,630
 164,900      MKS Instruments, Inc.*                                   4,567,730
  78,500      Veeco Instruments, Inc.*                                 1,628,090
 142,100      Verigy, Ltd.*                                            4,065,481
                                                                    ------------
                                                                    $ 14,917,931
                                                                    ------------
              Semiconductors - 3.2%
 319,300      AMIS Holdings, Inc.*                                  $  3,997,636
 326,000      Amkor Technology, Inc.*                                  5,134,500
  70,200      Diodes, Inc.*(b)                                         2,932,254
 397,200      SGC Holding Corp.*                                       4,257,984
                                                                    ------------
                                                                    $ 16,322,374
                                                                    ------------
              Total Semiconductors                                  $ 31,240,305
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07                                     (continued)
--------------------------------------------------------------------------------

    Shares                                                                     Value
                   Telecommunication Services - 1.2%
                   Integrated Telecommunication Services - 0.8%
   129,800         Alaska Communications Systems Group Inc.             $  2,056,032
   311,800         Cincinnati Bell, Inc.*                                  1,802,204
                                                                        ------------
                                                                        $  3,858,236
                                                                        ------------
                   Wireless Telecommunication Services - 0.4%
   187,600         Dobson Communications Corp.*                         $  2,084,236
                                                                        ------------
                   Total Telecommunication Services                     $  5,942,472
                                                                        ------------
                   TOTAL COMMON STOCKS
                   (Cost $392,820,907)                                  $489,302,750
                                                                        ------------
                   RIGHTS/WARRANTS - 0.0%
                   Health Care Equipment & Services - 0.0%
                   Health Care Facilities - 0.0%
   156,000         Lifepoint Warrants, 7/21/07*                         $          -
                                                                        ------------
                   TOTAL RIGHTS/WARRANTS
                   (Cost $0)                                            $          -
                                                                        ------------
                   EXCHANGE TRADED FUNDS - 1.6%
                   Real Estate - 1.6%
                   Real Estate Investment Trusts - 1.6%
    34,500         DJ Wilshire Reit, Exchange Traded Fund               $  2,792,085
    36,100         iShare Dow Jones U.S. Real Estate Index Fund (b)        2,794,862
    30,300         iShares Cohen & Steers Realty Majors
                   Index Fund (b)                                          2,729,727
                                                                        ------------
                                                                        $  8,316,674
                                                                        ------------
                   TOTAL EXCHANGE TRADED FUNDS
                   (Cost $9,829,670)                                    $  8,316,674
                                                                        ------------
      Principal
         Amount
                   TEMPORARY CASH INVESTMENTS - 18.1%
                   Repurchase Agreement - 0.6%
$2,900,000         UBS Warburg, Inc., 4.25%, dated 6/29/07,
                   repurchase price of $2,900,000 plus accrued
                   interest on 7/2/06, collateralized by $3,011,000
                   U.S. Treasury Bill, 3.375%, 11/15/08                 $  2,900,000
                                                                        ------------


24  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                               Value
               Security Lending Collateral - 17.5%
88,894,862     Securities Lending Investment Fund, 5.28%            $ 88,894,862
                                                                    ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $91,794,862)                                   $ 91,794,862
                                                                    ------------
               TOTAL INVESTMENT IN SECURITIES - 114.7%
               (Cost $494,445,309) (a)                              $589,414,286
                                                                    ------------
               OTHER ASSETS AND LIABILITIES - (14.7)%               $(82,184,491)
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $507,229,795
                                                                    ============

*      Non-income producing security

(a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $495,239,792 was as follows:

       Aggregate gross unrealized gain for all investments
       in which there is an excess of value over tax cost           $100,199,479
       Aggregate gross unrealized loss for all investments
       in which there is an excess of tax cost over value             (6,024,985)
                                                                    ------------
       Net unrealized gain                                           $94,174,494
                                                                    ============


  The accompanying notes are an integral part of these financial statements . 25

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

(b)    At June 30, 2007, the following securities were out on loan:

        Shares     Security                                         Market Value
        63,544     Arena Pharmaceuticals, Inc.*                      $   698,349
        33,500     Cephalon, Inc.*                                     2,693,065
        37,165     Ceradyne, Inc.*                                     2,748,723
        55,686     Cleveland-Cliffs, Inc.                              4,325,132
         4,644     Deckers Outdoor Corp.*                                468,580
        69,000     Diodes, Inc.*                                       2,882,130
        97,519     The Dress Barn, Inc.*                               2,001,090
        12,829     Hologic, Inc.*                                        709,572
        30,300     iShares Cohen & Steers Realty Majors Index Fund     2,729,727
        36,100     iShare Dow Jones U.S. Real Estate Index Fund        2,794,862
        89,911     Jarden Corp.*                                       3,867,072
        19,449     M & F Worldwide Corp.*                              1,294,915
        22,312     Martin Marietta Materials, Inc.                     3,614,990
        23,597     NCI Building Systems, Inc.*                         1,164,040
       122,201     Radioshack Corp.*                                   4,079,741
        66,000     School Specialty, Inc.*                             2,339,040
       120,087     Sciele Pharma, Inc.*                                2,829,250
       221,067     Thoratec Corp.*                                     4,065,422
       181,880     J2 Global Communications, Inc.*                     6,347,612
        67,330     Advanced Magnetics, Inc.*                           3,615,913
        74,670     America Railcar Industries, Inc.                    2,912,130
        45,500     Cohen & Steers, Inc.                                1,976,975
        69,399     Compucredit Corp.*                                  2,430,353
       174,426     Ev3, Inc.*                                          2,944,311
       106,119     Inverness Medical Innovations, Inc.*                5,414,191
       150,334     Marvel Entertainment, Inc.*                         3,830,510
       141,471     Scientific Games Corp.*                             4,944,392
        60,192     WellCare Health Plans, Inc.*                        5,447,978
                                                                     -----------
                 Total                                               $85,170,065
                                                                     ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2007 aggregated $209,094,150 and $320,403,789, respectively.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned
    of $85,170,065) (cost $494,445,309)                             $589,414,286
  Receivables -
    Investment securities sold                                         7,758,928
    Fund shares sold                                                     186,679
    Dividends, interest and foreign taxes withheld                       106,995
  Other                                                                   28,391
                                                                    ------------
     Total assets                                                   $597,495,279
                                                                    ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                         $    804,590
    Upon return of securities loaned                                  88,894,862
  Due to bank                                                            304,560
  Due to affiliates                                                      111,071
  Accrued expenses                                                       150,401
                                                                    ------------
     Total liabilities                                              $ 90,265,484
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $395,613,986
  Accumulated net investment loss                                     (1,626,654)
  Accumulated net realized gain on investments                        18,273,486
  Net unrealized gain on investments                                  94,968,977
                                                                    ------------
     Total net assets                                               $507,229,795
                                                                    ------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $410,017,255/13,285,613 shares)                 $      30.86
                                                                    ============

  Class B (based on $2,880,656/103,324 shares)                      $      27.88
                                                                    ============
  Class C (based on $1,220,943/43,539 shares)                       $      28.04
                                                                    ============
  Class Y (based on $93,110,941/2,985,149 shares)                   $      31.19
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($30.86 [divided by] 94.25%)                              $      32.74
                                                                    ============


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $509)       $1,098,506
  Interest                                                   120,015
  Income from securities loaned, net                          71,539
                                                          -----------
     Total investment income                                                $ 1,290,060
                                                                            -----------
EXPENSES:
  Management fees                                         $1,707,400
  Transfer agent fees and expenses
    Class A                                                  463,873
    Class B                                                   10,779
    Class C                                                    3,280
    Class Y                                                   23,175
  Distribution fees
    Class A                                                  535,974
    Class B                                                   14,647
    Class C                                                    6,767
  Administrative reimbursements                               59,102
  Custodian fees                                              12,731
  Registration fees                                           16,282
  Professional fees                                           31,474
  Printing expense                                            25,305
  Fees and expenses of nonaffiliated trustees                  5,691
  Miscellaneous                                                3,300
                                                          -----------
     Total expenses                                                         $ 2,919,780
     Less fees paid indirectly                                                  (25,043)
                                                                            -----------
     Net expenses                                                           $ 2,894,737
                                                                            -----------
       Net investment loss                                                  $(1,604,677)
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                           $24,338,937
    Futures contracts                                           2,507
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         (4,916)      $24,336,528
                                                          -----------       -----------
  Change in net unrealized gain on investments:                             $13,443,796
                                                                            -----------
  Net gain on investments, futures contracts and foreign
    currency transactions                                                   $37,780,324
                                                                            -----------
  Net increase in net assets resulting from operations                      $36,175,647
                                                                            ===========


28  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively

                                                               Six Months
                                                                 Ended           Year Ended
                                                                6/30/07           12/31/06
                                                              (unaudited)
FROM OPERATIONS:
Net investment loss                                         $  (1,604,677)     $  (1,101,319)
Net realized gain on investments, futures contracts,
  and foreign currency transactions                            24,336,528         77,646,226
Change in net unrealized gain (loss) on investments            13,443,796        (43,034,425)
                                                            -------------      -------------
    Net increase in net assets resulting
     from operations                                        $  36,175,647      $  33,510,482
                                                            -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.00 and $3.78 per share, respectively)       $           -      $  (7,182,866)
    Class B ($0.00 and $3.78 per share, respectively)                   -           (415,720)
    Class C ($0.00 and $3.78 per share, respectively)                   -           (174,058)
    Investor Class ($0.00 and $3.78 per share,
     respectively)                                                      -        (42,544,721)
    Class Y ($0.00 and $3.78 per share, respectively)                   -        (21,794,728)
                                                            -------------      -------------
     Total distributions to shareowners                     $           -      $ (72,112,093)
                                                            -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  16,332,727      $  71,878,352
Reinvestment of distributions                                           -         57,781,540
Cost of shares repurchased                                   (117,348,017)      (210,550,981)
                                                            -------------      -------------
    Net decrease in net assets resulting from
     Fund share transactions                                $(101,015,290)     $ (80,891,089)
                                                            -------------      -------------
    Net decrease in net assets                              $ (64,839,643)     $(119,492,700)
NET ASSETS:
Beginning of period                                           572,069,438        691,562,138
                                                            -------------      -------------
End of period                                               $ 507,229,795      $ 572,069,438
                                                            =============      =============
Accumulated (distributions in excess of) net investment
  income (loss)                                             $  (1,626,654)     $     (21,977)
                                                            =============      =============


 The accompanying notes are an integral part of these financial statements.  29

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                   '07 Shares    '07 Amount      '06 Shares     '06 Amount
                                   (unaudited)   (unaudited)
CLASS A
Shares sold                           357,681    $ 10,632,284       982,457    $  31,205,132
Shares converted from
  Investor Class                            -               -    12,876,061      378,169,921
Reinvestment of distributions               -               -       247,904        7,040,035
Less shares repurchased            (1,930,341)    (57,323,009)     (949,051)     (29,396,411)
                                   ----------    ------------   -----------    -------------
    Net increase (decrease)        (1,572,660)   $(46,690,725)   13,157,371    $ 387,018,677
                                   ==========    ============   ===========    =============
CLASS B
Shares sold                             8,322    $    224,411        45,670    $   1,375,490
Reinvestment of distributions               -               -        14,825          383,225
Less shares repurchased               (25,097)       (672,704)      (61,436)      (1,789,640)
                                   ----------    ------------   -----------    -------------
    Net decrease                      (16,775)   $   (448,293)         (941)   $     (30,925)
                                   ==========    ============   ===========    =============
CLASS C
Shares sold                             8,306    $    224,717        28,067    $     843,402
Reinvestment of distributions               -               -         6,403          166,483
Less shares repurchased               (17,239)       (475,396)      (12,579)        (360,654)
                                   ----------    ------------   -----------    -------------
    Net increase (decrease)            (8,933)   $   (250,679)       21,891    $     649,231
                                   ==========    ============   ===========    =============
INVESTOR CLASS
Shares sold                                 -    $          -        11,741    $     368,970
Reinvestment of distributions               -               -     1,388,568       40,546,191
Shares converted to Class A                 -               -   (12,520,924)    (378,169,921)
Less shares repurchased                     -               -    (2,035,668)     (65,337,645)
                                   ----------    ------------   -----------    -------------
    Net decrease                            -    $          -   (13,156,283)   $(402,592,405)
                                   ==========    ============   ===========    =============
CLASS Y
Shares sold                           173,888    $  5,251,315     1,219,518    $  38,085,358
Reinvestment of distributions               -               -       337,141        9,645,606
Less shares repurchased            (1,987,074)    (58,876,908)   (3,676,043)    (113,666,631)
                                   ----------    ------------   -----------    -------------
    Net decrease                   (1,813,186)   $(53,625,593)   (2,119,384)   $ (65,935,667)
                                   ==========    ============   ===========    =============


30  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended
                                                          6/30/07    Year Ended  Year Ended  Year Ended    Year Ended  Year Ended
                                                        (unaudited)   12/31/06    12/31/05   12/31/04 (a)   12/31/03    12/31/02
CLASS A
Net asset value, beginning of period                     $  28.81     $  31.16     $ 29.80     $  24.38      $ 16.97    $  26.96
                                                         --------     --------     -------     --------      -------    --------
Net increase from investment operations:
 Net investment loss                                     $  (0.11)    $  (0.02)    $ (0.12)    $  (0.14)(b)  $ (0.16)   $  (0.24)
 Net realized and unrealized gain on investments,
  futures contracts and foreign currency transactions        2.16         1.45        1.48         5.56         7.56       (9.77)++
                                                         --------     --------     -------     --------      -------    --------
  Net increase (decrease) from investment operations     $   2.05     $   1.43     $  1.36     $   5.42      $  7.40    $ (10.01)
Distributions to shareowners:
 Net realized gain                                              -        (3.78)          -            -            -           -
                                                         --------     --------     -------     --------      -------    --------
Redemption fees                                          $      -     $      -     $     -     $      -(c)   $  0.01    $   0.02
                                                         --------     --------     -------     --------      -------    --------
Net increase (decrease) in net asset value               $   2.05     $  (2.35)    $  1.36     $   5.42      $  7.41    $  (9.99)
                                                         --------     --------     -------     --------      -------    --------
Net asset value, end of period                           $  30.86     $  28.81     $ 31.16     $  29.80      $ 24.38    $  16.97
                                                         ========     ========     =======     ========      =======    ========
Total return*                                                7.12%        4.78%       4.56%       22.23%       43.67%     (37.05)%
Ratio of net expenses to average net assets+                 1.19%**      1.28%       1.26%        1.31%        1.33%       1.33%
Ratio of net investment loss to average net assets+         (0.70)%**    (0.39)%     (0.56)%      (0.55)%      (0.70)%     (1.17)%
Portfolio turnover rate                                        80%**        99%         83%          17%          46%         37%
Net assets, end of period (in thousands)                 $410,017     $428,128     $53,000     $ 23,225      $21,475    $ 19,024
Ratios with no waiver of fees and no reduction for
 fees paid indirectly:
 Net expenses                                                1.19%**      1.28%       1.26%        2.29%        2.38%       1.67%
 Net investment loss                                        (0.70)%**    (0.39)%     (0.56)%      (1.53)%      (1.75)%     (1.51)%
Ratios with waiver of fees and reduction for
 fees paid indirectly:
 Net expenses                                                1.19%**      1.28%       1.26%        1.31%        1.33%       1.33%
 Net investment loss                                        (0.70)%**    (0.39)%     (0.56)%      (0.55)%      (0.70)%     (1.17)%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
++  Includes $0.10 related to investment reimbursement by affiliate.
(b) Net investment loss per share has been calculated using the average shares method.
(c) Amount rounds to less than $0.01 cent per share.

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended
                                                          6/30/07    Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                        (unaudited)   12/31/06    12/31/05    12/31/04 (a)  12/31/03    12/31/02
CLASS B
Net asset value, beginning of period                      $26.19        $28.94      $27.94       $23.05      $ 16.16    $ 25.87
                                                          ------        ------      ------       ------      -------    -------
Net increase from investment operations:
 Net investment loss                                      $(0.27)       $(0.48)     $(0.16)      $(0.47)(b)  $ (0.28)   $ (0.39)
 Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions       1.96          1.51        1.16         5.36         7.16      (9.34)++
                                                          ------        ------      ------       ------      -------    -------
  Net increase (decrease) from investment operations      $ 1.69        $ 1.03      $ 1.00       $ 4.89      $  6.88    $ (9.73)
Distributions to shareowners:
 Net realized gain                                             -         (3.78)          -            -            -          -
                                                          ------        ------      ------       ------      -------    -------
Redemption fees                                           $    -        $    -      $    -       $    -(c)   $  0.01    $  0.02
                                                          ------        ------      ------       ------      -------    -------
Net increase (decrease) in net asset value                $ 1.69        $(2.75)     $ 1.00       $ 4.89      $  6.89    $ (9.71)
                                                          ------        ------      ------       ------      -------    -------
Net asset value, end of period                            $27.88        $26.19      $28.94       $27.94      $ 23.05    $ 16.16
                                                          ======        ======      ======       ======      =======    =======
Total return*                                               6.45%         3.74%       3.58%       21.21%       42.64%    (37.53)%
Ratio of net expenses to average net assets+                2.44%**       2.40%       2.37%        2.08%        2.08%      2.08%
Ratio of net investment loss to average net assets+        (1.95)%**     (1.67)%     (1.72)%      (1.37)%      (1.43)%    (1.92)%
Portfolio turnover rate                                       80%**         99%         83%          17%          46%        37%
Net assets, end of period (in thousands)                  $2,880        $3,145      $3,503       $   10      $11,126    $ 8,734
Ratios with no waiver of fees and no reduction for
 fees paid indirectly:
 Net expenses                                               2.44%**       2.40%       2.37%        2.33%        2.45%      2.21%
 Net investment loss                                       (1.95)%**     (1.67)%     (1.72)%      (1.63)%      (1.80)%    (2.05)%
Ratios with waiver of fees and reduction
 for fees paid indirectly:
 Net expenses                                               2.40%**       2.38%       2.37%        2.08%        2.08%      2.08%
 Net investment loss                                       (1.91)%**     (1.65)%     (1.71)%      (1.37)%      (1.43)%    (1.92)%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
++  Includes $0.10 related to investment reimbursement by affiliate.
(b) Net investment loss per share has been calculated using the average shares method.
(c) Amount rounds to less than $0.01 cent per share.

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended
                                                          6/30/07     Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                        (unaudited)    12/31/06    12/31/05   12/31/04(a)  12/31/03    12/31/02
CLASS C
Net asset value, beginning of period                       $26.32        $29.01      $27.94     $23.05       $16.16     $ 25.85
                                                           ------        ------      ------     ------       ------     -------
Net increase from investment operations:
 Net investment loss                                       $(0.26)       $(0.36)     $(0.16)    $(0.33)(b)   $(0.29)    $ (0.33)
 Net realized and unrealized gain (loss) on investments,
 futures contracts and foreign currency transactions         1.98          1.45        1.23       5.22         7.17       (9.38)++
                                                           ------        ------      ------     ------       ------     -------
  Net increase (decrease) from investment operations       $ 1.72        $ 1.09      $ 1.07     $ 4.89       $ 6.88     $ (9.71)
Distributions to shareowners:
 Net realized gain                                              -         (3.78)          -          -            -           -
                                                           ------        ------      ------     ------       ------     -------
Redemption fees                                            $    -        $    -      $    -     $    -(c)    $ 0.01     $  0.02
                                                           ------        ------      ------     ------       ------     -------
Net increase (decrease) in net asset value                 $ 1.72        $(2.69)     $ 1.07     $ 4.89       $ 6.89     $ (9.69)
                                                           ------        ------      ------     ------       ------     -------
Net asset value, end of period                             $28.04        $26.32      $29.01     $27.94       $23.05     $ 16.16
                                                           ======        ======      ======     ======       ======     =======
Total return*                                                6.54%         3.93%       3.83%     21.21%       42.64%     (37.49)%
Ratio of net expenses to average net assets+                 2.19%**       2.27%       2.02%      2.08%        2.08%       2.08%
Ratio of net investment loss to average net assets+         (1.70)%**     (1.52)%     (1.36)%    (1.35)%      (1.45)%     (1.93)%
Portfolio turnover rate                                        80%**         99%         83%        17%          46%         37%
Net assets, end of period (in thousands)                   $1,221        $1,381      $  887     $   10       $  198     $   161
Ratios with no waiver of fees and no reduction for fees
 paid indirectly:
 Net expenses                                                2.19%**       2.27%       2.02%      2.35%        2.48%       2.33%
 Net investment loss                                        (1.70)%**     (1.52)%     (1.36)%    (1.62)%      (1.85)%     (2.18)%
Ratios with waiver of fees and reduction for
 fees paid indirectly:
 Net expenses                                                2.17%**       2.26%       2.02%      2.08%        2.08%       2.08%
 Net investment loss                                        (1.68)%**     (1.51)%     (1.36)%    (1.35)%      (1.45)%     (1.93)%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
++  Includes $0.10 related to investment reimbursement by affiliate.
(b) Net Investment loss per shares have been calculated using the average shares method.
(c) Amount rounds to less than $0.01 cent per share.

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended
                                                          6/30/07      Year Ended    9/23/05 to
                                                        (unaudited)     12/31/06    12/31/05 (a)
CLASS Y
Net asset value, beginning of period                     $ 29.05        $  31.19      $  30.48
                                                         -------        --------      --------
Net increase from investment operations:
  Net investment income (loss)                           $ (0.04)       $   0.01      $  (0.01)
  Net realized and unrealized gain on
   investments, futures contracts and foreign
   currency transactions                                    2.18            1.63          0.72
                                                         -------        --------      --------
   Net increase from investment operations               $  2.14        $   1.64      $   0.71
Distributions to shareowners:
  Net realized gain                                            -           (3.78)            -
                                                         -------        --------      --------
Redemption fees                                          $     -        $      -      $      -
                                                         -------        --------      --------
Net increase (decrease) in net asset value               $  2.14        $  (2.14)     $   0.71
                                                         -------        --------      --------
Net asset value, end of period                           $ 31.19        $  29.05      $  31.19
                                                         =======        ========      ========
Total return*                                               7.37%           5.46%         4.66%(b)
Ratio of net expenses to average net assets+                0.75%**         0.72%         0.78%**
Ratio of net investment gain (loss) to average
  net assets+                                              (0.26)%**        0.00%        (0.15)%**
Portfolio turnover rate                                       80%**           99%           83%
Net assets, end of period (in thousands)                 $93,111        $139,415      $215,755
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                              0.71%**         0.70%         0.77%**
  Net investment income (loss)                             (0.22)%**        0.02%        (0.14)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class Y shares were first offered September 23, 2005.
(b) Not Annualized.


34  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Growth Opportunities Fund (the Fund) is a diversified series of Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is the successor to the Safeco Growth Opportunities Fund. Safeco Growth Opportunities Fund transferred all of its net assets in exchange for the Fund's Investor Class shares on December 10, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco Growth Opportunities Fund on December 8, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is growth of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. As planned, Investor Class shares converted to Class A shares on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Investor Class and Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks are contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of June 30, 2007, there were no fair valued securities. Temporary cash investments are value at net asset value and amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                         2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Long-term capital gain                                             $72,112,093
                                                                     -----------
    Total                                                            $72,112,093
                                                                     ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Undistributed long-term gain                                      $   136,559
  Post-October loss deferred                                         (5,405,118)
  Post-October currency loss deferred                                   (21,977)
  Unrealized appreciation                                            80,730,698
                                                                    -----------
    Total                                                           $75,440,162
                                                                    ===========
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $2,480 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2007.

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class Y shares can bear different transfer agent and distribution fees.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

F.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $18,762 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $86,451 in transfer agents fees payable to PIMSS at June 30, 2007.

4.  Distribution Plans

The Fund adopted a Plan of Distribution for Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $5,858 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2007, CDSCs in the amount of $4,554 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2007, the Fund's expenses were reduced by $25,043 under such arrangements.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2007, the Fund had no borrowings under this agreement.

7.  New Pronouncements

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Growth Opportunities Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                  Officers
John F. Cogan, Jr., Chairman              John F. Cogan, Jr., President
David R. Bock                             Daniel K. Kingsbury, Executive
Mary K. Bush                                Vice President
Margaret B.W. Graham                      Vincent Nave, Treasurer
Thomas J. Perna                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------


We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    SMALL AND
                                     MID CAP
                                     GROWTH
                                      FUND

                                      PAPPX
                                  Ticker Symbol

                                   Semiannual
                                     Report

                                     6/30/07

                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2

Portfolio Management Discussion               4

Portfolio Summary                             8

Prices and Distributions                      9

Performance Update                           10

Comparing Ongoing Fund Expenses              13

Schedule of Investments                      15

Financial Statements                         20

Notes to Financial Statements                28

Trustees, Officers and Service Providers     34

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

The U.S. equity market produced solid results during the first half of 2007, aided by the sustained economic expansion and surprisingly strong corporate profit growth. In the following interview, L. Roy Papp and Rosellen C. Papp of the management team of L. Roy Papp & Associates, LLP, the Fund's subadvisor, who are responsible for the management of Pioneer Small and Mid Cap Growth Fund, discuss the factors that influenced Fund performance during the six months ended June 30, 2007.

Q:   How did the Fund perform during the first half of 2007?

A: Pioneer Small and Mid Cap Growth Fund's Class A shares generated a total return of 12.58%, at net asset value, for the six months ended June 30, 2007. During the period, the Russell 2500[RegTM] Growth Index rose 11.30%, while the Russell Midcap[RegTM] Growth Index returned 10.97%. Over the same period, the average return of the 627 funds in Lipper's Mid-Cap Growth category was 12.84%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the six months?

A: Strong corporate earnings growth played a major role in the healthy returns in the domestic equity market. At the start of 2007, investors were not looking forward to significant growth in either gross domestic product
     (GDP) or corporate profits. GDP actually did decelerate to just 0.7% growth in the year's first quarter, after growing at a 2.5% rate in the final quarter of 2006. However, earnings continued to climb at the start of the year, encouraging investors to bid up stock prices. For the six months, Standard & Poor's 500 Index - often used as a gauge of the overall market - rose by 6.96%. That pace, on an annualized basis, is slightly higher than the long-term 10% to 12% average range of returns in the equity market. Larger company stocks

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     generally did not do as well as mid-cap stocks, whose performance was helped by restructuring and merger-and-acquisition activity that resulted in a number of mid-cap companies being acquired by private equity groups and hedge funds.

     A major element in the takeover trend is that many of the acquisition targets are poorer-quality companies with weak fundamentals and low stock prices. Those corporations are often seen as candidates for extensive restructuring under new ownership. While those poorer-quality companies are not the type of corporations in which we invest, the general trend toward buyouts resulted in strong performance of many of our Fund holdings, including several that received acquisition proposals. We like corporations with solid balance sheets, steady earnings growth, healthy cash flow and experienced managements. Often, we invest in these higher-quality companies when opportunities arise, such as when their stock prices have fallen to attractive levels that we believe are inconsistent with the companies' longer-term prospects. We tend to emphasize companies that are the beneficiaries of longer-term secular trends - such as technology companies contributing products that enhance productivity or health care companies that are well positioned to serve the needs of an aging population. We tend to de-emphasize highly cyclical companies.

Q:   What changes did you make to the portfolio during the six months?

A: Within information technology, we added positions in several software companies whose products should help data processing systems operate more efficiently. We did this with proceeds from the sales of several stocks, including Brinker's International, operator of Chili's and other restaurant chains, and Molex, a leading supplier of electrical components. Molecular Devices, a leading producer of equipment in biological analysis, was acquired during the period at a profit to the Fund. We also repositioned our energy holdings, partially selling investments in oil field services companies Cameron International and Tetra Technologies, while establishing positions in exploration and production companies Forest Oil and Newfield Exploration.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

Q:   What were some of the investments that most influenced Fund performance?

A: The heightened merger and acquisition activity in the market led to strong performance by several of our mid-sized companies. For example, Investors Financial, a custodian of financial assets, received a buyout proposal from State Street, which was pending at the end of the period. In addition, Molecular Devices was acquired during the period at a profit to the Fund. Other holdings that did particularly well included: Cameron International; FMC Technologies, a manufacturer and servicer of systems and products for the energy, food processing and air transportation industries; Trimble Navigation, which makes global positioning devices; semiconductor company Linear Technology; pharmacy benefits managers Medco and Express Scripps; and Gardner Denver, a producer of compressors widely used in the energy industry.

     However, we also had some detractors. They included: Expeditors International, a leader in logistical planning for international shipping that had difficulty surpassing earnings growth rates from a year earlier; Resmed, a producer of products to treat sleep deprivation; Techne, which supplies proteins for the biotechnology industry; and consumer products company Clorox.

Q:   What is your investment outlook?

A: We think the Fund, with its emphasis on higher-quality companies with good growth prospects, is very well positioned, even in an uncertain environment. We believe that corporate earnings should continue to do well, especially for those companies doing substantial business overseas and therefore are more directly exposed to the rapidly expanding global economy. While the stock market has done well this year, the Standard and Poor's 500 Index has only recently approached the levels seen back in the Year 2000, yet corporate earnings are significantly higher. As a result, we think valuations remain attractive for many of the higher-quality companies that we emphasize.

     We believe a key to the domestic economy will be employment. The job market has been very strong, and employment may be the main factor affecting consumer spending, which is a major driver of the overall economy. If the job market remains healthy and

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     unemployment stays low, we believe the U.S. economy should do well and corporate profits should continue to rise.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                               82.1%
Temporary Cash Investments                       14.4%
Depositary Receipts for International Stocks      3.5%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology     24.9%
Consumer Discretionary     18.0%
Health Care                17.8%
Financials                 13.4%
Industrials                13.1%
Energy                      7.0%
Materials                   3.2%
Consumer Staples            2.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings) *

--------------------------------------------------
 1.  Microchip Technology                    4.20%
--------------------------------------------------
 2.  WPP Group Plc                           4.11
--------------------------------------------------
 3.  Dentsply International, Inc.            4.08
--------------------------------------------------
 4.  O'Reilly Automotive, Inc.               3.96
--------------------------------------------------
 5.  Federated Investors, Inc.               3.92
--------------------------------------------------
 6.  T. Rowe Price Associates, Inc.          3.77
--------------------------------------------------
 7.  Mettler-Toledo International, Inc.      3.72
--------------------------------------------------
 8.  UCBH Holdings, Inc.                     3.65
--------------------------------------------------
 9.  Gardner Denver, Inc.                    3.53
--------------------------------------------------
10.  Micros Systems, Inc.                    3.45

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Small and Mid Cap Growth Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

     Class   6/30/07   12/31/06
     -----   -------   --------
       A      $32.57    $28.93
       B      $31.59    $28.19
       C      $31.69    $28.29

Distributions Per Share

--------------------------------------------------------------------------------

                     1/1/07 - 6/30/07
                     ----------------
                          Short-Term      Long-Term
     Class   Dividends   Capital Gains   Capital Gains
     -----   ---------   -------------   -------------
       A        $ -           $ -             $ -
       B        $ -           $ -             $ -
       C        $ -           $ -             $ -

--------------------------------------------------------------------------------
INDEX DEFINITION
--------------------------------------------------------------------------------

The Russell 2500 Growth Index measures the performance of U.S. small- and mid-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund at public offering price, compared to that of the Russell 2500 Growth Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

Value of $10,000 Investment

          Pioneer Small
           and Mid Cap      Russell 2500
           Growth Fund      Growth Index

12/98        $ 9,425           $10,000
               9,476            11,558
6/00          13,714            16,666
              14,022            12,670
6/02          13,240             9,412
              12,907             9,798
6/04          15,604            12,750
              15,358            13,702
6/06          16,762            15,704
6/07          19,640            18,693

---------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                   Net Asset       Public Offering
 Period            Value (NAV)       Price (POP)
 Life-of-Class
 (12/15/98)           9.96%             9.20%
 5 Years              8.21              6.93
 1 Year              17.17             10.45
---------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                      Gross             Net
                      1.62%             1.25%
---------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/08 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class A shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund, compared to that of the Russell 2500 Growth Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

Value of $10,000 Investment

          Pioneer Small
           and Mid Cap      Russell 2500
           Growth Fund      Growth Index

12/98        $10,000           $10,000
              10,018            11,558
6/00          14,392            16,666
              14,606            12,670
6/02          13,688             9,412
              13,244             9,798
6/04          15,898            12,750
              15,506            13,702
6/06          16,768            15,704
6/07          19,456            18,693

---------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                       If                If
 Period               Held            Redeemed
 Life-of-Class
 (12/15/98)           9.08%             9.08%
 5 Years              7.28              7.28
 1 Year              16.02             12.02
---------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                      Gross             Net
                      2.59%             2.15%
---------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class B shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small and Mid Cap Growth Fund, compared to that of the Russell 2500 Growth Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

Value of $10,000 Investment

          Pioneer Small
           and Mid Cap      Russell 2500
           Growth Fund      Growth Index

12/98        $10,000           $10,000
              10,018            11,558
6/00          14,392            16,666
              14,606            12,670
6/02          13,688             9,412
              13,244             9,798
6/04          15,905            12,750
              15,525            13,702
6/06          16,805            15,704
6/07          19,517            18,693

---------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                       If                If
 Period               Held            Redeemed
 Life-of-Class
 (12/15/98)           9.12%             9.12%
 5 Years              7.35              7.35
 1 Year              16.13             16.13
---------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)

                      Gross             Net
                      2.41%             2.15%
---------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/20/04. The performance of Class C shares of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth Fund

Based on actual returns from January 1, 2007 through June 30, 2007

Share Class                         A            B            C            R
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/07
Ending Account Value            $1,125.80    $1,120.60    $1,120.20    $1,033.10
On 6/30/07
Expenses Paid During Period*    $    6.59    $   11.30    $   11.30    $    1.46

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.64%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 except for Class R which was 32/365 (to reflect the one-half year period).

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from January 1, 2007 through June 30, 2007

Share Class                         A            B            C            R
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/07
Ending Account Value            $1,018.60    $1,014.13    $1,014.13    $1,016.66
On 6/30/07
Expenses Paid During Period*    $    6.26    $   10.74    $   10.74    $    1.44

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.64%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 except for Class R which was 32/365 (to reflect the one-half year period).

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                            Value
              COMMON STOCKS - 99.2%
              Energy - 6.9%
              Oil & Gas Equipment And Services - 3.3%
    9,200     Cameron International Corp.*                     $   657,524
    8,600     FMC Technologies, Inc.*                              681,292
   22,700     TETRA Technologies, Inc.*                            640,140
                                                               -----------
                                                               $ 1,978,956
                                                               -----------
              Oil & Gas Exploration & Production - 3.6%
   21,000     Chesapeake Energy Corp. (b)                      $   726,600
    9,500     Forest Oil Corp.*                                    401,470
    7,700     Newfield Exploration Co.*                            350,735
   13,400     Pioneer Natural Resources Co.                        652,714
                                                               -----------
                                                               $ 2,131,519
                                                               -----------
              Total Energy                                     $ 4,110,475
                                                               -----------
              Materials - 3.2%
              Specialty Chemicals - 3.2%
   44,000     Sigma-Aldrich Corp.                              $ 1,877,480
                                                               -----------
              Total Materials                                  $ 1,877,480
                                                               -----------
              Capital Goods - 6.1%
              Industrial Machinery - 6.1%
   49,000     Gardner Denver, Inc.*                            $ 2,084,950
   23,000     ITT Corp.                                          1,570,440
                                                               -----------
                                                               $ 3,655,390
                                                               -----------
              Total Capital Goods                              $ 3,655,390
                                                               -----------
              Commercial Services & Supplies - 3.8%
              Diversified Commercial Services - 3.8%
   35,000     ChoicePoint, Inc.*                               $ 1,485,750
   20,000     Cintas Corp.                                         788,600
                                                               -----------
                                                               $ 2,274,350
                                                               -----------
              Total Commercial Services & Supplies             $ 2,274,350
                                                               -----------
              Transportation - 3.0%
              Air Freight & Couriers - 3.0%
   44,000     Expeditors International of Washington, Inc.     $ 1,817,200
                                                               -----------
              Total Transportation                             $ 1,817,200
                                                               -----------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                            Value
              Consumer Durables & Apparel - 1.5%
              Apparel, Accessories & Luxury Goods - 1.5%
   19,000     Coach, Inc.*                                     $   900,410
                                                               -----------
              Total Consumer Durables & Apparel                $   900,410
                                                               -----------
              Consumer Services - 5.1%
              Education Services - 2.4%
   42,000     DeVry, Inc.                                      $ 1,428,840
                                                               -----------
              Leisure Facilities - 2.7%
   30,500     International Speedway Corp.                     $ 1,607,655
                                                               -----------
              Total Consumer Services                          $ 3,036,495
                                                               -----------
              Media - 7.3%
              Advertising - 7.3%
   75,050     Harte-Hanks, Inc.                                $ 1,927,284
   32,500     WPP Group Plc (b)                                  2,429,375
                                                               -----------
                                                               $ 4,356,659
                                                               -----------
              Total Media                                      $ 4,356,659
                                                               -----------
              Retailing - 3.9%
              Automotive Retail - 3.9%
   64,000     O'Reilly Automotive, Inc.*(b)                    $ 2,339,200
                                                               -----------
              Total Retailing                                  $ 2,339,200
                                                               -----------
              Household & Personal Products - 2.6%
              Household Products - 2.6%
   25,000     Clorox Co.                                       $ 1,552,500
                                                               -----------
              Total Household & Personal Products              $ 1,552,500
                                                               -----------
              Health Care Equipment & Services - 14.6%
              Health Care Equipment - 8.0%
   20,500     C. R. Bard, Inc.                                 $ 1,693,915
   36,000     ResMed, Inc.*                                      1,485,360
   25,000     Stryker Corp.                                      1,577,250
                                                               -----------
                                                               $ 4,756,525
                                                               -----------
              Health Care Services - 2.5%
   24,000     Express Scripts, Inc.*(b)                        $ 1,200,240
    4,000     Medco Health Solutions, Inc.*                        311,960
                                                               -----------
                                                               $ 1,512,200
                                                               -----------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                            Value
              Health Care Supplies - 4.1%
  63,000      Dentsply International, Inc.                     $ 2,410,380
                                                               -----------
              Total Health Care Equipment & Services           $ 8,679,105
                                                               -----------
              Pharmaceuticals & Biotechnology - 3.1%
              Life Sciences Tools & Services - 3.1%
  32,500      Techne Corp.*                                    $ 1,859,325
                                                               -----------
              Total Pharmaceuticals & Biotechnology            $ 1,859,325
                                                               -----------
              Banks - 3.6%
              Regional Banks - 3.6%
 118,000      UCBH Holdings, Inc. (b)                          $ 2,155,860
                                                               -----------
              Total Banks                                      $ 2,155,860
                                                               -----------
              Diversified Financials - 9.7%
              Asset Management & Custody Banks - 9.7%
  60,500      Federated Investors, Inc.                        $ 2,318,965
  20,000      Investors Financial Services Corp.                 1,233,400
  43,000      T. Rowe Price Associates, Inc.                     2,231,270
                                                               -----------
                                                               $ 5,783,635
                                                               -----------
              Total Diversified Financials                     $ 5,783,635
                                                               -----------
              Software & Services - 11.0%
              Application Software - 3.5%
  37,000      Adobe Systems, Inc.*                             $ 1,485,550
  39,000      Informatica Corp.*                                   576,030
                                                               -----------
                                                               $ 2,061,580
                                                               -----------
              Data Processing & Outsourced Services - 4.1%
  12,000      DST Systems, Inc.*                               $   950,520
  26,000      Fiserv, Inc.*                                      1,476,800
                                                               -----------
                                                               $ 2,427,320
                                                               -----------
              Systems Software - 3.4%
  37,500      Micros Systems, Inc.*                            $ 2,040,000
                                                               -----------
              Total Software & Services                        $ 6,528,900
                                                               -----------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                            Value
              Technology Hardware & Equipment - 6.5%
              Electronic Equipment & Instruments - 6.5%
   23,000     Mettler-Toledo International, Inc.*              $ 2,196,730
   52,000     Trimble Navigation, Ltd.*                          1,674,400
                                                               -----------
                                                               $ 3,871,130
                                                               -----------
              Total Technology Hardware & Equipment            $ 3,871,130
                                                               -----------
              Semiconductors - 7.3%
   51,000     Linear Technology Corp. (b)                      $ 1,845,180
   67,000     Microchip Technology                               2,481,680
                                                               -----------
                                                               $ 4,326,860
                                                               -----------
              Total Semiconductors                             $ 4,326,860
                                                               -----------
              TOTAL COMMON STOCKS
              (Cost $39,790,912)                               $59,124,974
                                                               -----------
              TEMPORARY CASH INVESTMENT - 16.7%
              Commercial Paper - 16.7%
9,947,591     Securities Lending Investment Fund, 5.28%        $ 9,947,591
                                                               -----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $9,947,591)                                $ 9,947,591
                                                               -----------
              TOTAL INVESTMENT IN SECURITIES - 115.9%
              (Cost $49,738,503) (a)                           $69,072,565
                                                               -----------
              OTHER ASSETS AND LIABILITIES - (15.9)%           $(9,486,415)
                                                               -----------
              TOTAL NET ASSETS - 100.0%                        $59,586,150
                                                               ===========

*        Non-income producing security.

(A.D.R.) American Depositary Receipt

(a) At June, 30, 2007 the net unrealized gain on investments based on cost for federal income tax purposes of $49,738,503 was as follows:

           Aggregate gross unrealized gain for all investments in which there is
           an excess of value over tax cost.                                         $19,405,036
           Aggregate gross unrealized loss for all investments in which there is
           an excess of value over tax cost.                                             (70,974)
                                                                                     -----------
           Net Unrealized gain                                                       $19,334,062
                                                                                     ===========

18  The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b)      At June 30, 2007, the following securities were out on loan:

         Shares     Security                            Value
         20,790     Chesapeake Energy Corp.        $  719,334
         23,760     Express Scripts, Inc.*          1,188,238
         50,490     Linear Technology Corp.         1,826,728
         60,165     O'Reilly Automotive, Inc.*      2,199,031
         22,175     WPP Group Plc                   1,657,581
         37,600     UCBH Holdings, Inc.               686,952
                                                   ----------
                    Total                          $8,277,864
                                                   ==========

Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2007 aggregated $3,372,005 and $8,587,671 respectively.

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $8,277,864) (cost $49,738,503)                             $69,072,565
  Cash                                                             391,041
  Receivables -
    Investment securities sold                                      78,849
    Fund shares sold                                                47,099
    Dividends, interest and foreign taxes withheld                  42,743
    Due from Pioneer Investment Management, Inc.                    13,187
  Other                                                             11,608
                                                               -----------
     Total assets                                              $69,657,092
                                                               -----------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $    59,448
    Upon return of securities loaned                             9,947,591
  Due to affiliates                                                 34,787
  Accrued expenses                                                  29,116
                                                               -----------
     Total liabilities                                         $10,070,942
                                                               -----------
NET ASSETS:
  Paid-in capital                                              $37,402,540
  Accumulated net investment loss                                 (198,756)
  Accumulated net realized gain on investments                   3,048,304
  Net unrealized gain on investments                            19,334,062
                                                               -----------
     Total net assets                                          $59,586,150
                                                               ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $46,055,923/1,414,256 shares)              $     32.57
                                                               ===========
  Class B (based on $5,326,146/168,599 shares)                 $     31.59
                                                               ===========
  Class C (based on $8,204,081/258,863 shares)                 $     31.69
                                                               ===========
MAXIMUM OFFERING PRICE:
  Class A ($32.57 [divided by] 94.25%)                         $     34.56
                                                               ===========

20  The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,450)    $213,535
  Interest                                                  8,044
  Income from securities loaned, net                        2,633
                                                         --------
     Total investment income                                          $  224,212
                                                                      ----------
EXPENSES:
  Management fees                                        $247,040
  Transfer agent fees and expenses
    Class A                                                58,816
    Class B                                                11,875
    Class C                                                16,879
    Class R                                                   749
  Distribution fees
    Class A                                                54,847
    Class B                                                25,096
    Class C                                                40,590
    Class R                                                   694
  Administrative reimbursements                             6,539
  Custodian fees                                            7,990
  Registration fees                                           775
  Professional fees                                        20,078
  Printing expense                                         12,148
  Fees and expenses of nonaffiliated trustees               3,561
  Miscellaneous                                             2,391
                                                         --------
     Total expenses                                                   $  510,068
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                  (83,148)
     Less fees paid indirectly                                            (3,952)
                                                                      ----------
     Net expenses                                                     $  422,968
                                                                      ----------
       Net investment loss                                            $ (198,756)
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments.                                   $2,269,700
                                                                      ----------
  Change in net unrealized gain on investments                        $4,684,717
                                                                      ----------
  Net gain on investments                                             $6,954,417
                                                                      ----------
  Net increase in net assets resulting from operations                $6,755,661
                                                                      ==========

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively

                                                          Six Months Ended
                                                              6/30/07          Year Ended
                                                            (unaudited)         12/31/06
FROM OPERATIONS:
Net investment loss                                         $    (198,756)   $    (503,239)
Net realized gain on investments                                2,269,700        2,420,299
Change in net unrealized gain on investments                    4,684,717        1,958,128
                                                            -------------    -------------
    Net increase in net assets resulting from operations    $   6,755,661    $   3,875,188
                                                            -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
    Class A ($0.00 and $0.15 per share, respectively)       $           -    $    (223,712)
    Class B ($0.00 and $0.15 per share, respectively)                   -          (24,699)
    Class C ($0.00 and $0.15 per share, respectively)                   -          (45,852)
    Class R ($0.00 and $0.15 per share, respectively)                   -           (8,844)
                                                            -------------    -------------
      Total distributions to shareowners                    $           -    $    (303,107)
                                                            -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $   9,377,513    $  11,915,190
Reinvestment of distributions                                           -          260,602
Cost of shares repurchased                                    (14,109,938)     (31,035,560)
                                                            -------------    -------------
    Net decrease in net assets resulting from fund
      share transactions                                    $  (4,732,425)   $ (18,859,768)
                                                            -------------    -------------
    Net increase (decrease) in net assets                   $   2,023,236    $ (15,287,687)
NET ASSETS:
Beginning of period                                            57,562,914       72,850,601
                                                            -------------    -------------
End of period                                               $  59,586,150    $  57,562,914
                                                            =============    =============
Accumulated net investment loss                             $    (198,756)   $           -
                                                            =============    =============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  '07 Shares    '07 Amount   '06 Shares    '06 Amount
                                 (unaudited)   (unaudited)
CLASS A
Shares sold                         252,078    $ 7,878,110     296,213    $  8,406,449
Reinvestment of distributions             -              -       6,856         197,457
Less shares repurchased            (311,980)    (9,670,237)   (775,535)    (21,979,789)
                                   --------    -----------    --------    ------------
    Net decrease                    (59,902)   $(1,792,127)   (472,466)   $(13,375,883)
                                   ========    ===========    ========    ============
CLASS B
Shares sold                          25,951    $   794,602      38,068    $  1,064,164
Reinvestment of distributions             -              -         723          20,304
Less shares repurchased             (23,517)      (716,145)   (134,610)     (3,769,400)
                                   --------    -----------    --------    ------------
    Net increase (decrease)           2,434    $    78,457     (95,819)   $ (2,684,932)
                                   ========    ===========    ========    ============
CLASS C
Shares sold                          21,324    $   651,248      64,528    $  1,796,337
Reinvestment of distributions             -              -       1,213          34,172
Less shares repurchased             (64,071)    (1,904,014)   (173,676)     (4,834,454)
                                   --------    -----------    --------    ------------
    Net decrease                    (42,747)    (1,252,766)   (107,935)   $ (3,003,945)
                                   ========    ===========    ========    ============
CLASS R
Shares sold                           1,832    $    53,553      23,062    $    648,240
Reinvestment of distributions             -              -         305           8,669
Less shares repurchased             (61,079)    (1,819,542)    (16,160)       (451,917)
                                   --------    -----------    --------    ------------
    Net increase (decrease)         (59,247)   $(1,765,989)      7,207    $    204,992
                                   ========    ===========    ========    ============

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months Ended   Year       Year       Year       Year       Year
                                                                6/30/07        Ended      Ended      Ended      Ended     Ended
                                                              (unaudited)    12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
CLASS A
Net asset value, beginning of period                           $   28.93      $ 27.39    $ 26.12    $ 24.76    $ 19.02   $   23.28
                                                               ---------      -------    -------    -------    -------   ---------
Increase (decrease) from investment operations:
 Net investment loss                                           $   (0.07)     $ (0.18)   $ (0.15)   $ (0.16)   $ (0.10)  $   (0.01)
 Net realized and unrealized gain (loss) on investments             3.71         1.87       1.42       1.52       5.84       (4.25)
                                                               ---------      -------    -------    -------    -------   ---------
  Net increase (decrease) from investment operations           $    3.64      $  1.69    $  1.27    $  1.36    $  5.74   $   (4.26)
Distributions to shareowners:
 Net realized gain                                                     -        (0.15)         -          -          -           -
                                                               ---------      -------    -------    -------    -------   ---------
Net increase (decrease) in net asset value                     $    3.64      $  1.54    $  1.27    $  1.36    $  5.74   $   (4.26)
                                                               ---------      -------    -------    -------    -------   ---------
Net asset value, end of period                                 $   32.57      $ 28.93    $ 27.39    $ 26.12    $ 24.76   $   19.02
                                                               =========      =======    =======    =======    =======   =========
Total return*                                                      12.58%        6.16%      4.86%      5.49%     30.18%     (18.30)%
Ratio of net expenses to average net assets+                        1.26%**      1.26%      1.25%      1.25%      1.25%       1.25%
Ratio of net investment loss to average net assets+                (0.49)%**    (0.56)%    (0.64)%    (0.78)%    (0.83)%     (0.88)%
Portfolio turnover rate                                               12%**        13%        13%         8%         4%          5%
Net assets, end of period (in thousands)                       $  46,056      $42,654    $53,321    $40,504    $26,245   $  15,659
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.54%**      1.62%      1.71%      1.79%      1.38%       1.56%
 Net investment loss                                               (0.77)%**    (0.92)%    (1.10)%    (1.33)%    (0.96)%     (1.19)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.25%**      1.25%      1.25%      1.25%      1.25%       1.25%
 Net investment loss                                               (0.48)%**    (0.55)%    (0.64)%    (0.78)%    (0.83)%     (0.88)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

24  The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months Ended     Year         Year
                                                                     6/30/07         Ended        Ended     2/21/04 (a)
                                                                   (unaudited)     12/31/06     12/31/05    to 12/31/04
CLASS B
Net asset value, beginning of period                                $  28.19        $ 26.95      $ 25.94      $  25.32
                                                                    --------        -------      -------      --------
Increase (decrease) from investment operations:
 Net investment loss                                                $  (0.20)       $ (0.50)     $ (0.29)     $  (0.20)
 Net realized and unrealized gain                                       3.60           1.89         1.30          0.82
                                                                    --------        -------      -------      --------
  Net increase from investment operations                           $   3.40        $  1.39      $  1.01      $   0.62
Distributions to shareowners:
 Net realized gain                                                         -          (0.15)           -             -
                                                                    --------        -------      -------      --------
Net increase in net asset value                                     $   3.40        $  1.24      $  1.01      $   0.62
                                                                    --------        -------      -------      --------
Net asset value, end of period                                      $  31.59        $ 28.19      $ 26.95      $  25.94
                                                                    ========        =======      =======      ========
Total return*                                                          12.06%          5.15%        3.89%         2.45%(b)
Ratio of net expenses to average net assets+                            2.17%**        2.22%        2.17%         2.16%**
Ratio of net investment loss to average net assets+                    (1.39)%**      (1.52)%      (1.56)%       (1.68)%**
Portfolio turnover rate                                                   12%**          13%          13%            8%
Net assets, end of period (in thousands)                            $  5,326        $ 4,684      $ 7,062      $  3,927
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           2.51%**        2.59%        2.62%         2.74%**
 Net investment loss                                                   (1.73)%**      (1.89)%      (2.01)%       (2.26)%**
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           2.15%**        2.21%        2.16%         2.16%**
 Net investment loss                                                   (1.37)%**      (1.51)%      (1.55)%       (1.68)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class B Shares were first publicly offered on February 21, 2004.
(b)  Not Annualized.

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months Ended     Year         Year
                                                                     6/30/07         Ended        Ended     2/21/04 (a)
                                                                   (unaudited)     12/31/06     12/31/05    to 12/31/04
CLASS C
Net asset value, beginning of period                                $  28.29        $ 26.99      $ 25.96      $  25.32
                                                                    --------        -------      -------      --------
Increase (decrease) from investment operations:
 Net investment loss                                                $  (0.22)       $ (0.44)     $ (0.29)     $  (0.17)
 Net realized and unrealized gain on investments                        3.62           1.89         1.32          0.81
                                                                    --------        -------      -------      --------
  Net increase from investment operations                           $   3.40        $  1.45      $  1.03      $   0.64
Distributions to shareowners:
 Net realized gain                                                         -          (0.15)           -             -
                                                                    --------        -------      -------      --------
Net increase in net asset value                                     $   3.40        $  1.30      $  1.03      $   0.64
                                                                    --------        -------      -------      --------
Net asset value, end of period                                      $  31.69        $ 28.29      $ 26.99      $  25.96
                                                                    ========        =======      =======      ========
Total return*                                                          12.02%          5.37%        3.97%         2.53%(b)
Ratio of net expenses to average net assets+                            2.17%**        2.05%        2.10%         2.07%**
Ratio of net investment loss to average net assets+                    (1.40)%**      (1.35)%      (1.48)%       (1.59)%**
Portfolio turnover rate                                                   12%**          13%          13%            8%
Net assets, end of period (in thousands)                            $  8,204        $ 8,531      $11,054      $  5,860
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           2.45%**        2.41%        2.55%         2.67%**
 Net investment loss                                                   (1.68)%**      (1.71)%      (1.93)%       (2.19)%**
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           2.15%**        2.04%        2.09%         2.07%**
 Net investment loss                                                   (1.38)%**      (1.34)%      (1.47)%       (1.59)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class C Shares were first publicly offered on February 21, 2004.
(b)  Not Annualized.

  The accompanying notes are an integral part of these financial statements.  26

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   1/1/07 to         Year         Year
                                                                  2/1/07 (c)         Ended        Ended     2/21/04 (a)
                                                                  (unaudited)      12/31/06     12/31/05    to 12/31/04
CLASS R
Net asset value, beginning of period                                $  28.58        $ 27.16      $ 26.00      $  25.32
                                                                    --------        -------      -------      --------
Increase (decrease) from investment operations:
 Net investment loss                                                $  (0.72)       $ (0.26)     $ (0.24)     $  (0.05)
 Net realized and unrealized gain on investments                        2.39           1.83         1.40          0.73
                                                                    --------        -------      -------      --------
  Net increase from investment operations                           $   1.67        $  1.57      $  1.16      $   0.68
Distributions to shareowners:
 Net realized gain                                                         -          (0.15)           -             -
                                                                    --------        -------      -------      --------
Net increase in net asset value                                     $   1.67        $  1.42      $  1.16      $   0.68
                                                                    --------        -------      -------      --------
Net asset value, end of period                                      $  30.25        $ 28.58      $ 27.16      $  26.00
                                                                    ========        =======      =======      ========
Total return*                                                           3.31%          5.77%        4.46%         2.69%(b)
Ratio of net expenses to average net assets+                            1.67%**        1.63%        1.66%         1.51%**
Ratio of net investment loss to average net assets+                    (1.29)%**      (0.93)%      (1.04)%       (1.00)%**
Portfolio turnover rate                                                   12%**          13%          13%            8%
Net assets, end of period (in thousands)                            $      -        $ 1,693      $ 1,414      $    370
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           2.02%**        2.35%        2.12%         2.09%**
 Net investment loss                                                   (1.64)%**      (1.65)%      (1.50)%       (1.58)%**
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.64%**        1.63%        1.66%         1.51%**
 Net investment loss                                                   (1.26)%**      (0.93)%      (1.04)%       (1.00)%**

(a)  Class R Shares were first publicly offered on February 21, 2004.
(b)  Not Annualized.
(c)  Class R shares were liquidated on February 1, 2007.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  27

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Small and Mid Cap Growth Fund (the Fund), is one of seven series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on February 20, 2004 is the successor to the Papp Small and Mid Cap Growth Fund, Inc. The investment objective of the Fund is long term capital growth.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Class B and Class C shares were first publicly offered on February 21, 2004. Class R shares were liquidated on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting years. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's Prospectus. Please refer to these documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2007 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the 2006 was as follows:

-----------------------------------------------
                                        2006
-----------------------------------------------
  Distributions paid from:
  Long-term capital gain              $303,107
                                      --------
    Total                             $303,107
                                      ========
-----------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

-----------------------------------------------
                                       2006
-----------------------------------------------
  Undistributed long-term gain     $   778,604
  Unrealized appreciation           14,649,345
                                   -----------
    Total                          $15,427,949
                                   ===========
-----------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $5,572 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2007.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets equal to $1 billion and 0.80% on assets over $1 billion. For the six months ended June 30, 2007, the management fee was equivalent to a rate of 0.85% of average net assets.

Pioneer Investment Management, Inc. (PIM), and not the Fund pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates LLP (Papp) as compensation for its sub advisory services to the Fund.

Through May 1, 2008, PIM has agreed contractually not to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.25%, 2.15% and 2.15% of average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Prior to May 1, 2008, PIM had agreed to limit ordinary operating expenses to 1.45%, 2.35% and 2.35%, for Classes A, B and C respectively, through May 1, 2008.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On June 30, 2007, $2,852 was payable to PIM related to management fees,

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                    (continued)
--------------------------------------------------------------------------------

administrative costs and certain others services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $30,577 in transfer agent fees payable to PIMSS at June 30, 2007.

4.   Distribution and Service Plans

The Fund has adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,358 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of Class A, Class B and Class C of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For six month ended June 30, 2007, CDSCs in the amount of $6,182 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six month ended

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

June 30, 2007, the Fund's expenses were reduced by $3,952 under such arrangements.

6.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                              Officers
John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
David R. Bock                         Daniel K. Kingsbury, Executive
Mary K. Bush                            Vice President
Margaret B.W. Graham                  Vincent Nave, Treasurer
Thomas J. Perna                       Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    TAX FREE
                                  MONEY MARKET
                                      FUND

                                      TTAXX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                    6/30/07


                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            7
Performance Update                                                           8
Comparing Ongoing Fund Expenses                                              9
Schedule of Investments                                                     11
Financial Statements                                                        16
Notes to Financial Statements                                               22
Trustees, Officers and Service Providers                                    26

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

In the following interview, Pioneer Tax Free Money Market Fund Portfolio Manager Seth Roman outlines the investment environment for tax-free money market securities during the six-month period ended June 30, 2007, the Fund's performance, his investment strategy, and his outlook going forward

Q:   How did the Fund perform during the period?

A: For the six-month period ended June 30, 2007, the Fund's Class A shares posted a 1.56% total return at net asset value. In comparison, the Lipper Tax-Exempt Money Market Funds Category Average was 1.49% during the period for the 114 funds in that category.

The performance of each class of the Fund is the performance of the predecessor fund's Investor Class (Safeco Tax Free Money Market Fund), which has been restated to reflect differences in any applicable sales charges - but not Rule 12b-1 fees or other differences in expenses. If all the expenses of the Pioneer fund were reflected, the performance would be lower.

Q: Will you describe the investing environment for tax-exempt money funds during the time period?

A: Since its August 2006 meeting, the U.S. Federal Reserve Board (the Fed) has held short-term interest rates steady at 5.25%, though it has retained a bias toward tightening credit. In language following each of the four Federal Open Market Committee meetings over the past six months, the Fed repeated its concerns over a possible buildup of inflationary pressures, especially in the area of "resource utilization" (i.e., economic productivity and the tightness of the U.S. labor market). Their worry is that if productivity slows and a tight labor market prompts a series of wage increases, inflation could exceed the Fed's comfort zone. Despite these concerns, inflation has remained under control, and the U.S. economy has been enjoying one of its longest expansions on record.

     In the short-term municipal market, the yield curve, or interest rate spectrum across all maturities within our market, was flat for most of the six-month period. This means that for maturities ranging from one day to one year, the posted yield has been largely identical throughout the period. In addition, demand for

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     tax-exempt money market securities has remained strong, while supply has been muted, as the fiscal health of many U.S. states has improved and municipal authorities have less need to borrow through the money markets.

Q:   What has been the strategy for the Fund over the six-month period?

A: We continued to maintain broad diversification within the Fund's portfolio, both on a regional and national basis, with AAA credits in revenue and general obligation issues. As we pursue our nationally focused diversification strategy, we strongly emphasize safety of principal.

     Over the six-month period, we managed the Fund's average maturity (1) based on our belief that the Fed would remain "on hold," and (2) in reaction to supply and demand dynamics within the municipal money market. With a flat yield curve throughout most of the period, there was little incentive to invest longer term, as yields on longer-term issues didn't adequately compensate the Fund for the additional risk they would carry. For this reason, we confined our purchases mainly to overnight and weekly floating-rate issues. One exception came in mid-June, when we took advantage of some short-term volatility in the fixed-income market to purchase some attractively valued longer-dated securities and pick up additional yield.

Q:   What is your outlook?

A: With the U.S. economy performing reasonably well and inflation under control, it appears the Fed will hold short-term rates steady for the remainder of 2007. However, the Fed has stated that it will continue to closely monitor labor costs and inflation.

     In light of the enormous liquidity present in the financial marketplace, evidenced by the large number of leveraged buyouts that have recently taken place, demand for financial instruments - including municipal securities - appears strong. At the same time, with improvement in municipal issuers' balance sheets, we believe that the supply of securities will remain subdued. States and cities have enjoyed steady increases in tax collections from capital gains as the stock market has continued to advance. For these reasons, we do not anticipate much change in money market

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

     yield levels for the remainder of the year. As always, we will monitor market movements closely and seek to take advantage of any upward movement in short-term yields, while maintaining a high-quality portfolio.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.   Apache County Arizona Industrial Development Authority, Floating
        Rate Note, 12/15/18                                               4.67%
 2.   Burke County Georgia Development Authority, Floating Rate
        Note, 1/1/16                                                      4.29
 3.   Texas Sate Tax & Revenue Anticipation Note, 4.5%, 8/31/07           3.93
 4.   North Carolina Medical Care Community, Floating Rate
        Note, 6/1/15                                                      3.85
 5.   Elmhurst Illinois, Floating Rate Note, 7/1/18                       3.32
 6.   Hurley New Mexico Pollution Center, Floating Rate
        Note, 12/1/15                                                     3.09
 7.   Texas Water Development Board, Floating Rate Note, 7/15/19          3.01
 8.   Anchorage Alaska Tax Anticipation Notes, 4.25%, 12/28/07            2.87
 9.   Hammond Indiana Pollution Center, Floating Rate Note, 2/1/22        2.81
10.   District of Columbia, Floating Rate Note, 6/1/30                    2.65

* This list excludes temporary cash. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Tax Free Money Market Fund

---------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07
---------------------------------------------------------------------------

Share Prices
---------------------------------------------------------------------------

Net Asset Value Per Share    6/30/07   12/31/06
   Class A Shares           $1.00     $1.00
   Class Y Shares           $1.00     $1.00

Distributions Per Share
---------------------------------------------------------------------------

                     Income        Short-Term       Long-Term
(1/1/07 - 6/30/07)   Dividends     Capital Gains    Capital Gains
   Class A Shares    $0.0155       $    -           $    -
   Class Y Shares    $0.0164       $    -           $    -

Yields**
---------------------------------------------------------------------------

Per Share            7-Day Annualized   7-Day Effective*
   Class A Shares         3.13%              3.18%
   Class Y Shares         3.26%              3.32%

*    Assumes daily compounding of dividends.

**   Please contact Pioneer to obtain the Fund's current yield.

Expense Ratio
---------------------------------------------------------------------------

Per Prospectus dated May 1, 2007)
                    Gross    Net
   Class A Shares   0.75%   0.75%
   Class Y Shares   0.57%   0.57%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Tax Free Money Market was created through the reorganization of the predecessor Safeco Tax Free Money Market Fund on December 10, 2004. The performance of each class of the Fund is the performance of the predecessor fund's Investor Class, which has been restated to reflect differences in any applicable sales charges (but not Rule 12b-1 fees or other differences in expenses). If all the expenses of the Fund were reflected, the performance would be lower.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on actual returns from January 1, 2007 through June 30, 2007.

Share Class                                A                 Y
--------------------------------------------------------------------------------
Beginning Account Value On 1/1/07      $1,000.00         $1,000.00
Ending Account Value On 6/30/07        $1,015.30         $1,016.40
Expenses Paid During Period*           $    3.40         $    2.35

* Expenses are equal to the Fund's annualized expense ratio of 0.68% and 0.47%, for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from January 1, 2007 through June 30, 2007.

Share Class                                A                 Y
--------------------------------------------------------------------------------
Beginning Account Value On 1/1/07      $1,000.00         $1,000.00
Ending Account Value On 6/30/07        $1,021.42         $1,022.46
Expenses Paid During Period*           $    3.41         $    2.36

* Expenses are equal to the Fund's annualized expense ratio of 0.68% and 0.47%, for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

                                S&P/
                Floating        Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                        Value
                                              MUNICIPAL BONDS - 97.1%
                                              Government - 11.6%
$ 5,000,000                     NR/NR         Anchorage Alaska Tax Anticipation Notes,
                                                4.25%, 12/28/07                             $  5,015,756
  2,500,000     3.96            AAA/Aaa       Chicago Illinois Series B, Floating Rate
                                                Note, 1/1/37                                   2,500,000
  4,620,000     4.00            NR/NR         District of Columbia, Floating Rate
                                                Note, 6/1/30                                   4,620,000
  6,850,000                     SP1+/MIG1     Texas State Tax & Revenue Anticipation
                                                Notes, 4.5%, 8/31/07                           6,860,291
  1,900,000     3.89            A-1+/VMI1     Wake County North Carolina, Floating
                                                Rate Note, 4/1/21                              1,900,000
  1,500,000                     AA-/MIG1      Wisconsin State Municipal Notes,
                                                4.5%, 6/18/08                                  1,510,575
                                                                                            ------------
                                                                                            $ 22,406,622
                                                                                            ------------
                                              Municipal Development - 3.7%
    645,000     4.00            NR/NR         Athens-Clarke County Georgia, Floating
                                                Rate Note, 8/1/33                           $    645,000
  1,100,000     3.92            NR/AA3        Dickson County, Floating Rate
                                                Note, 11/1/2012                                1,100,000
  2,400,000     3.92            NR/Aa2        Hillsborough County Florida, Floating Rate
                                                Note, 11/1/21                                  2,400,000
    290,000     3.75            NR/NR         Montgomery County Maryland Industrial
                                                Development, Floating Rate
                                                Note, 4/1/14                                     290,000
    800,000     3.93            AA-/Aa1       Pima County Arizona Industrial
                                                Development Authority, Floating
                                                Rate Note, 12/1/22                               800,000
  5,260,000                     AAA/AAA       Texas Water Development Board, Floating
                                                Rate Note, 7/15/19                             5,260,000
                                                                                            ------------
                                                                                            $ 10,495,000
                                                                                            ------------
                                              Municipal Education - 7.8%
  3,000,000     3.99            AA/NR         Broward County Florida, Floating Rate
                                                Note, 4/1/24                                $  3,000,000
  2,000,000     3.92            NR/NR         Chattanooga Tennessee Health, Floating
                                                Rate Note, 1/1/23                              2,000,000
  3,078,000     4.00            AAA/Aaa       Chicago Board of Education, Floating
                                                Rate Note, 3/1/12                              3,078,000

  The accompanying notes are an integral part of these financial statements.  11

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                                S&P/
                Floating        Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                        Value
                                              Municipal Education - (continued)
$ 3,975,000     4.00            AAA/Aaa       Chicago Board of Education, Floating
                                                Rate Note, 3/1/36                           $  3,975,000
  3,000,000     3.94            AA-/NA        Illinois Financial Authority Revenue,
                                                Floating Rate Note, 9/1/41                     3,000,000
                                                                                            ------------
                                                                                            $ 15,053,000
                                                                                            ------------
                                              Municipal Facilities - 6.7%
  1,500,000     3.92            NR/NR         Clarksville Public Building, Floating Rate
                                                Note, 7/1/16                                $  1,500,000
  1,300,000                     NR/Aa1        Clarksville Tennessee Public, Floating
                                                Rate Note, 1/1/33                              1,300,000
    660,000     4.00            NR/Aa1        Clarksville Tennessee Public, Floating
                                                Rate Note, 7/1/31                                660,000
    700,000     3.92            NR/Aa1        Holland Creek Metropolitan District
                                                Colorado, Floating Rate Note, 6/1/41             700,000
  2,685,000     3.93            AA/NR         Metropolitan Government Nash/Davidson
                                                County Tennessee, Floating Rate
                                                Note, 6/1/22                                   2,685,000
  1,800,000                     NR/Aaa        Montgomery County Tennessee Public
                                                Building Authority, Floating Rate
                                                Note, 2/1/36                                   1,800,000
  2,330,000     3.92            AA-/NR        Richland Washington Golf Enterprise
                                                Revenue, Floating Rate Note, 12/1/21           2,330,000
  2,000,000                     A-1+/P-1      Tennessee State Commercial Paper,
                                                3.65%, 8/3/07                                  2,000,000
                                                                                            ------------
                                                                                            $ 12,975,000
                                                                                            ------------
                                              Municipal General - 3.4%
  1,000,000     3.96            AA/NR         Commerce City Colorado Northern,
                                                Floating Rate Note, 12/1/28                 $  1,000,000
    800,000     3.96            AA-/NR        Commerce City Colorado Northern,
                                                Floating Rate Note, 12/1/31                      800,000
  3,380,000     3.92            NR/Aa2        District of Columbia, Floating Rate
                                                Note, 6/1/25                                   3,380,000
  1,500,000     3.96            AA-/NR        NBC Metropolitan District Colorado,
                                                Floating Rate Note, 12/1/30                    1,500,000
                                                                                            ------------
                                                                                            $  6,680,000
                                                                                            ------------

12  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                S&P/
                Floating        Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                        Value
                                              Municipal Higher Education - 4.4%
$ 1,350,000                     AAA/Aaa       Loudoun County Virginia Industrial
                                                Development Authority, Floating Rate
                                                Note, 2/15/38                               $  1,350,000
  2,330,000                     AA+/Aa2       University of Michigan, Floating Rate
                                                Note, 12/1/37                                  2,330,000
  4,180,000                     AA+/Aa1       Virginia College Building Authority,
                                                Floating Rate Note, 2/1/26                     4,180,000
                                                                                            ------------
                                                                                            $  7,860,000
                                                                                            ------------
                                              Municipal Housing - 1.1%
  1,670,000     3.92            NR/Aa2        Blount County Tennessee, Floating Rate
                                                Note, 1/1/19                                $  1,670,000
    440,000     3.98            NR/Aa2        Washington State Housing Finance,
                                                Floating Rate Note, 7/1/11                       440,000
                                                                                            ------------
                                                                                            $  2,110,000
                                                                                            ------------
                                              Municipal Medical - 16.3%
  1,700,000                     AA/AA3        Charlotte-Mecklenburg Hospital Authority,
                                                Floating Rate Note, 1/15/26                 $  1,700,000
    640,000     3.68            AAA/Aaa       Clark County Virginia Industry, Floating
                                                Rate Note, 1/1/30                                640,000
  2,500,000     3.90            NR/NR         Daphne-Villa Mercy Alabama Special Care
                                                Facilities Financing Authority, Floating
                                                Rate Note, 12/1/30                             2,500,000
  5,790,000     3.92            AA-/Aa2       Elmhurst Illinois, Floating Rate
                                                Note, 7/1/18                                   5,790,000
  1,500,000                     AA-/NR        Gwinnett County Georgia, Hospital
                                                Authority Revenue, Floating Rate
                                                Note, 7/1/32                                   1,500,000
  3,000,000     3.90            AA/Aa2        Maryland State Health & Higher
                                                Educational Facilities Authority
                                                Revenue, Floating Rate Note, 7/1/36            3,000,000
  1,605,000     3.94            A/NR          Maryland State Health and Higher
                                                Educational Facilities Authority
                                                Revenue, Floating Rate Note, 4/1/31            1,605,000
  6,725,000     3.95            AA/Aa3        North Carolina Medical Care Community,
                                                Floating Rate Note, 6/1/15                     6,725,000
  1,710,000     3.99            AAA/Aaa       Pinellas County Florida Health Facilities,
                                                Floating Rate Note, 7/1/36                     1,710,000

  The accompanying notes are an integral part of these financial statements.  13

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                                S&P/
                Floating        Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                        Value
                                              Municipal Medical - (continued)
$ 2,000,000     3.91            AAA/AAA       Port City Medical Clinic Board Alabama,
                                                Floating Rate Note, 2/1/25                  $  2,000,000
  4,525,000     4.00            NR/VMI1       Sarasota County Florida Public Hospital
                                                Board, Floating Rate Note, 7/1/37              4,525,000
                                                                                            ------------
                                                                                            $ 31,695,000
                                                                                            ------------
                                              Municipal Multiple Family Housing - 7.3%
  3,405,000     3.92            AA/Aa2        Alaska State Housing Finance Corp.,
                                                Series B, Floating Rate Note, 12/1/30       $  3,405,000
  1,500,000     3.91            AAA/NR        Cobb County Georgia Housing Multi-
                                                Family, Floating Rate Note, 6/1/25             1,500,000
  1,800,000     3.92            AAA/NR        Louisiana Public Facilities Authority
                                                Revenue, Floating Rate Note, 6/15/31           1,800,000
  3,915,000     3.95            AAA/NR        Orange County Florida Housing Finance
                                                Multi-Family Revenue, Floating Rate
                                                Note, 6/1/25                                   3,915,000
  3,450,000     3.93            NR/NR         Phoenix Arizona Industrial Development
                                                Authority Multi-Family, Floating Rate
                                                Note, 10/1/29                                  3,450,000
                                                                                            ------------
                                                                                            $ 14,070,000
                                                                                            ------------
                                              Municipal Pollution - 16.7%
  8,150,000     3.90            A+/Aa1        Apache County Arizona Industrial
                                                Development Authority, Floating Rate
                                                Note, 12/15/18                              $  8,150,000
  7,480,000                     AAA/NR        Burke County Georgia Development,
                                                Floating Rate Note, 1/1/16                     7,480,000
  1,965,000     3.99            AAA/NR        Burke County Georgia Development,
                                                Floating Rate Note, 1/1/18                     1,965,000
  4,900,000     3.97            AA+/Aa1       Hammond Indiana Pollution Center,
                                                Floating Rate Note, 2/1/22                     4,900,000
  5,400,000     3.97            AA+/Aa1       Hurley New Mexico Pollution, Floating
                                                Rate Note, 12/1/15                             5,400,000
  2,000,000     3.63            A/A1          Sabine River Industrial Development
                                                Authority Texas, Floating Rate
                                                Note, 8/15/14                                  2,000,000
  2,580,000     3.97            AA+/AA1       Salt Lake County Utah Pollution Control
                                                Revenue, Floating Rate Note, 2/1/08            2,580,000
                                                                                            ------------
                                                                                            $ 32,475,000
                                                                                            ------------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                S&P/
                Floating        Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                        Value
                                              Municipal School District - 0.8%
$ 1,500,000     3.93            NA/A1         Phoenixville Pennsylvania Area School,
                                                Floating Rate Note, 5/15/25                 $  1,500,000
                                                                                            ------------
                                              Municipal Transportation - 2.3%
  4,500,000                     AAA/Aaa       Emery County Utah Pollution Control
                                                Revenue, Floating Rate Note, 11/1/24        $  4,500,000
                                                                                            ------------
                                              Municipal Utilities - 4.7%
  4,500,000                     AAA/Aaa       Austin Texas Utilities System Revenue,
                                                Floating Rate Note, 11/15/29                $  4,500,000
  2,625,000                     AAA/Aaa       Austin Texas Utilities System Revenue,
                                                Floating Rate Note, 5/15/24                    2,625,000
  2,000,000                     NR/Aa2        Southeast, Alabama Gas District
                                                Revenue, Floating Rate Note, 8/1/27            2,000,000
                                                                                            ------------
                                                                                            $  9,125,000
                                                                                            ------------
                                              Municipal Water - 1.4%
  2,550,000     4.00            NA/Aa2        Las Vegas Nevada Water Distribution,
                                                Floating Rate Note, 6/1/36                  $  2,550,000
    150,000     3.55            AA+/NR        Oklahoma State Water Resource,
                                                Floating Rate Note, 10/1/34                      150,000
                                                                                            ------------
                                                                                            $  2,700,000
                                                                                            ------------
                                              TOTAL MUNICIPAL BONDS
                                              (Cost $173,644,622)                           $173,644,622
                                                                                            ------------
                                              TEMPORARY CASH INVESTMENT - 1.3%
                                              Mutual Fund - 1.3%
     66,729     3.67                          Blackrock Liquidity Funds Municipal Fund
                                                Portfolio                                   $  2,366,729
                                                                                            ------------
                                              TOTAL TEMPORARY CASH INVESTMENT
  2,366,729                                   (Cost $2,366,729)                             $  2,366,729
                                                                                            ------------
                                              TOTAL INVESTMENT IN SECURITIES - 98.4%
                                              (Cost $176,011,351) (a)                       $176,011,351
                                                                                            ------------
                                              OTHER ASSETS AND LIABILITIES - 1.6%           $  2,876,186
                                                                                            ------------
                                              TOTAL NET ASSETS - 100.0%                     $178,887,537
                                                                                            ============

(a)  At June 30, 2007 cost for federal income tax purpose was $176,011,351.
(b)  The rate shown is the rate at period end.
NR   Not Rated by either S&P or Moody's.

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $176,011,351)                    $ 176,011,351
  Receivables -
    Investment securities sold                                        5,025,815
    Fund shares sold                                                    927,996
    Interest                                                            890,417
  Other                                                                  27,394
                                                                  -------------
     Total assets                                                 $ 182,882,973
                                                                  -------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $   1,510,575
    Fund shares repurchased                                             932,953
    Dividends                                                           360,374
  Due to bank                                                         1,094,902
  Due to affiliates                                                      12,138
  Accrued expenses                                                       65,119
  Other                                                                  19,375
                                                                  -------------
     Total liabilities                                            $   3,995,436
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 178,989,281
  Distributions in excess of net investment income                         (612)
  Accumulated net realized loss                                        (101,132)
                                                                  -------------
     Total net assets                                             $ 178,887,537
                                                                  =============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $87,478,057/87,471,000 shares)                $        1.00
                                                                  =============
  Class Y (based on $91,409,480/91,406,994 shares)                $        1.00
                                                                  =============

16  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07


INVESTMENT INCOME:
  Interest                                               $3,474,573
                                                         ----------
     Total investment income                                             $3,474,573
                                                                         ----------
EXPENSES:
  Management fees                                        $  363,536
  Transfer agent fees and expenses
    Class A                                                  13,040
    Class Y                                                     150
  Distribution fees
    Class A                                                  58,118
  Administrative reimbursements                              20,658
  Custodian fees                                             10,800
  Registration fees                                          10,556
  Professional fees                                          19,427
  Printing expense                                           12,359
  Fees and expenses of nonaffiliated trustees                 3,725
  Miscellaneous                                               3,428
                                                         ----------
     Total expenses                                                      $  515,797
                                                                         ----------
     Net expenses                                                        $  515,797
                                                                         ----------
       Net investment income                                             $2,958,776
                                                                         ----------
REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       $        -
                                                                         ----------
  Net increase in net assets resulting from operations                   $2,958,776
                                                                         ==========

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 (unaudited) and the Year Ended 12/31/06, respectively

                                                        Six Months
                                                          Ended
                                                         6/30/07          Year Ended
                                                       (unaudited)        12/31/06
FROM OPERATIONS:
Net investment income                                 $   2,958,776    $   4,673,541
Net realized gain (loss) on investments                           -           (4,950)
                                                      -------------    -------------
    Net increase in net assets resulting
     from operations                                  $   2,958,776    $   4,668,591
                                                      -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.0155 and $0.0271 per share,
     respectively)                                    $  (1,249,658)   $    (978,686)
    Investor Class ($0.000 and $0.0263 per share,
     respectively)                                                -         (683,518)
    Class Y ($0.0164 and $0.0284 per share,
     respectively)                                       (1,709,730)      (3,011,337)
                                                      -------------    -------------
     Total distributions to shareowners               $  (2,959,388)   $  (4,673,541)
                                                      -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                      $ 223,164,867    $ 397,524,639
Reinvestment of distributions                               822,573        1,517,604
Cost of shares repurchased                             (238,998,946)    (356,072,638)
                                                      -------------    -------------
    Net increase (decrease) in net assets resulting
     from fund share transactions                     $ (15,011,506)   $  42,969,605
                                                      -------------    -------------
    Net increase (decrease) in net assets             $ (15,012,118)   $  42,964,655
NET ASSETS:
Beginning of period                                     193,899,655      150,935,000
                                                      -------------    -------------
End of period                                         $ 178,887,537    $ 193,899,655
                                                      =============    =============
Distributions in excess of net investment income      $        (612)   $           -
                                                      =============    =============

18  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '07 Shares        '07 Amount        '06 Shares        '06 Amount
                                   (unaudited)       (unaudited)
CLASS A
Shares sold                         162,251,289    $  162,251,288       169,674,402    $  192,488,835
Conversion of Investor shares
  to Class A shares                           -                 -        22,807,079        22,814,432
Reinvestment of distributions           822,573           822,573           911,914            911914
Less shares repurchased            (148,444,947)     (148,444,947)     (151,774,339)     (151,774,339)
                                   ------------    --------------      ------------    --------------
    Net increase (decrease)          14,628,915    $   14,628,914        41,619,056    $   64,440,842
                                   ============    ==============      ============    ==============
INVESTOR CLASS
Shares sold                                   -    $            -                 -    $            -
Reinvestment of distributions                 -                 -           605,692                 -
Conversion of Investor shares
  to Class A shares                           -                 -       (22,807,079)      (22,814,432)
Less shares repurchased                       -                 -        (6,322,681)      (29,137,113)
                                   ------------    --------------      ------------    --------------
    Net increase (decrease)                   -    $            -       (28,524,068)   $  (51,951,545)
                                   ============    ==============      ============    ==============
CLASS Y
Shares sold                          60,913,579    $   60,913,579       205,035,804    $  205,035,804
Less shares repurchased             (90,553,999)      (90,553,999)     (175,161,186)     (175,161,186)
                                   ------------    --------------      ------------    --------------
    Net increase (decrease)         (29,640,420)   $  (29,640,420)       29,874,618    $   29,874,618
                                   ============    ==============      ============    ==============

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                     Ended                                     12/11/04 (a)
                                                                   6/30/2007    Year Ended     Year Ended          to
                                                                  (unaudited)    12/31/06       12/31/05        12/31/04
CLASS A
Net asset value, beginning of period                               $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                                   --------       --------       --------       --------
Increase from investment operations:
 Net investment income                                             $ 0.0155       $ 0.0270       $ 0.0126       $ 0.0004
Distributions to shareowners:
 Net investment income                                              (0.0155)       (0.0270)       (0.0126)       (0.0004)
                                                                   --------       --------       --------       --------
Net asset value, end of period                                     $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                                   ========       ========       ========       ========
Total return*                                                          1.56%          2.76%          1.28%          0.04%(b)
Ratio of net expenses to average net assets+                           0.68%**        0.75%          0.78%          0.94%**
Ratio of net investment income to average net assets+                  3.12%**        2.82%          1.75%          1.38%**
Net assets, end of period (in thousands)                           $ 87,478       $ 72,854       $ 31,232       $    317
Ratios with no waiver of management fees and assumptions
 of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                          0.68%**        0.75%          0.81%          1.17%**
 Net investment income                                                 3.12%**        2.82%          1.72%          1.15%**
Ratios with waiver of management fees and assumptions
 of expense by PIM and no reductions for fees paid indirectly:
 Net expenses                                                          0.68%**        0.75%          0.78%             -%**
 Net investment income                                                 3.12%**        2.82%          1.75%             -%**

(a)  Class A shares commenced operations on December 11, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months
                                                       Ended                        9/23/05 (a)
                                                      6/30/07       Year Ended          to
                                                    (unaudited)      12/31/06        12/31/05
CLASS Y
Net asset value, beginning of period                  $ 1.0000       $  1.0000       $  1.0000
                                                     ---------       ---------       ---------
Increase from investment operations:
  Net investment income                              $  0.0164       $  0.0284       $  0.0054
Distributions to shareowners:
  Net investment income                                (0.0164)        (0.0284)        (0.0054)
                                                     ---------       ---------       ---------
Net asset value, end of period                       $  1.0000       $  1.0000       $  1.0000
                                                     =========       =========       =========
Total return*                                             1.64%           2.95%           0.54%(b)
Ratio of net expenses to average net assets+              0.47%**         0.57%           0.56%**
Ratio of net investment income to average
  net assets+                                             3.29%**         2.99%           1.96%**
Net assets, end of period (in thousands)             $  91,409       $ 121,046       $  91,177
Ratios with no waiver of management fees
  and assumptions of expense by PIM and
  no reductions for fees paid indirectly:
  Net expenses                                            0.47%**         0.57%           0.56%**
  Net investment income                                   3.29%**         2.99%           1.96%**
Ratios with waiver of management fees and
  assumptions of expense by PIM and no reductions
  for fees paid indirectly:
  Net expenses                                            0.47%**         0.57%           0.56%**
  Net investment income                                   3.29%**         2.99%           1.96%**

(a)  Class Y shares were first publicly offered on September 23, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Tax Free Money Market Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Class Y shares were first publicly offered on September 23, 2005. The investment objective of the Fund is to provide current income, exempt from federal income tax, as is consistent with the preservation of capital.

The Fund offers two classes of shares - Class A and Class Y shares. As planned, Investor Class shares were converted to Class A shares on December 10, 2006. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A.

Information containing the Fund's principal risks is contained in the Fund's prospectus(es). Please refer to these documents when considering the Fund's risks. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     At December 31, 2006, the Fund had a net capital loss carry forward acquired as a result of the acquisition of AmSouth Tax-Exempt Money Market Fund, of $101,132 of which $74,898 will expire in 2008, $14,681 will expire in 2010, $56 will expire in 2011, $6,547 will expire in 2012, and $4,950 will expire in 2014, if not utilized.

     The tax character of current year distributions will be determined at the end of the current fiscal year. The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

--------------------------------------------------------------------------------
                                                            2006
--------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                                        $4,673,541
                                                         ==========
--------------------------------------------------------------------------------


     The following shows components of earnings on a federal income tax basis at December 31, 2006:

--------------------------------------------------------------------------------
                                                            2006
--------------------------------------------------------------------------------
Capital loss carryforward                                $(101,132)
                                                         =========
--------------------------------------------------------------------------------

     At December 31, 2006 the Fund has reclassified $91,998 to increase accumulated net realized loss on investments and $91,998 to decrease paid in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A and Class Y shares bear different transfer agent and distribution fees.

2.   Management Agreement

PIM, a wholly-owned indirect subsidy of UniCredito Italiano, S.p.A., (UniCredito Italiano), manages the Fund's portfolio. Effective January 1, 2006 management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets up to $1 billion and 0.35% on assets over $1 billion.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, there were no fees payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $12,006 in transfer agent fees payable to PIMSS at June 30, 2007.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution for Class A shares (Class A Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $132 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of Class A shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2007, there were no CDSCs paid to PFD.

5.   Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the period ended June 30, 2007, the Fund's expenses were not reduced under such arrangements.

6.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Daniel K. Kingsbury, Executive
Mary K. Bush                                 Vice President
Margaret B.W. Graham                       Vincent Nave, Treasurer
Thomas J. Perna                            Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.